Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-4.28%
Alphabet, Inc., Class A	424	$72,818
Alphabet, Inc., Class C	344	59,460
AT&T, Inc.	4,343	120,735
Interpublic Group of Cos., Inc. (The)	4,893	117,236
News Corp., Class A	3,356	94,774
News Corp., Class B(b)	993	32,491
Omnicom Group, Inc.	1,586	116,476
Paramount Global, Class B	10,627	128,587
Take-Two Interactive Software, Inc.(c)	552	124,907
Walt Disney Co. (The)	1,360	153,734
		1,021,218
Consumer Discretionary-11.61%
Aptiv PLC (Jersey)(c)	2,240	149,654
Best Buy Co., Inc.	1,842	122,088
Carnival Corp.(c)	6,611	153,508
D.R. Horton, Inc.	945	111,567
Deckers Outdoor Corp.(c)	1,105	116,600
eBay, Inc.	1,741	127,389
Expedia Group, Inc.	781	130,232
General Motors Co.	2,576	127,795
Hasbro, Inc.(b)	2,219	148,030
Hilton Worldwide Holdings, Inc.	555	137,884
Lowe’s Cos., Inc.	532	120,088
Marriott International, Inc., Class A	528	139,302
NIKE, Inc., Class B	2,038	123,482
Norwegian Cruise Line Holdings Ltd.(c)	7,122	125,703
Ralph Lauren Corp.	556	153,906
Royal Caribbean Cruises Ltd.	600	154,182
Starbucks Corp.	1,416	118,873
Tractor Supply Co.(b)	2,306	111,610
Ulta Beauty, Inc.(b)(c)	314	148,039
Williams-Sonoma, Inc.	830	134,261
Yum! Brands, Inc.	814	117,167
		2,771,360
Consumer Staples-7.16%
Colgate-Palmolive Co.	1,198	111,342
Estee Lauder Cos., Inc. (The), Class A	2,101	140,641
General Mills, Inc.	1,983	107,597
Hershey Co. (The)	687	110,394
Kellanova	1,382	114,195
Kenvue, Inc.	5,135	122,572
Keurig Dr Pepper, Inc.(b)	3,237	108,990
Kraft Heinz Co. (The)	3,819	102,082
McCormick & Co., Inc.	1,531	111,349
Mondelez International, Inc., Class A(b)	1,686	113,788
PepsiCo, Inc.	806	105,949
Target Corp.	1,218	114,504
The Campbell’s Company(b)	3,043	103,584
Walgreens Boots Alliance, Inc.(b)	10,519	118,339
Walmart, Inc.	1,236	122,018
		1,707,344
Financials-15.72%
Aflac, Inc.(b)	1,088	112,652
Allstate Corp. (The)	605	126,971
American Express Co.	468	137,615
American International Group, Inc.	1,440	121,882
Aon PLC, Class A	321	119,438
Assurant, Inc.	620	125,848
Bank of America Corp.	3,097	136,671
	Shares	Value
Financials-(continued)
Bank of New York Mellon Corp. (The)(b)	1,543	$136,725
Cboe Global Markets, Inc.	528	120,975
Fidelity National Information Services, Inc.	1,491	118,698
Fifth Third Bancorp	3,430	130,992
Hartford Insurance Group, Inc. (The)	999	129,710
Huntington Bancshares, Inc.	8,486	132,636
Intercontinental Exchange, Inc.(b)	737	132,513
M&T Bank Corp.	728	132,962
Mastercard, Inc., Class A	226	132,346
MetLife, Inc.	1,628	127,928
Moody’s Corp.	278	133,251
Morgan Stanley	1,075	137,632
MSCI, Inc.	214	120,700
Nasdaq, Inc.	1,618	135,168
Northern Trust Corp.	1,315	140,363
PayPal Holdings, Inc.(c)	1,898	133,391
Principal Financial Group, Inc.	1,629	126,883
Prudential Financial, Inc.	1,179	122,486
Regions Financial Corp.	5,988	128,383
S&P Global, Inc.	255	130,779
State Street Corp.	1,417	136,429
Visa, Inc., Class A	357	130,373
		3,752,400
Health Care-12.00%
Abbott Laboratories	876	117,016
AbbVie, Inc.	667	124,135
Agilent Technologies, Inc.	1,142	127,813
Baxter International, Inc.	3,988	121,634
Becton, Dickinson and Co.	581	100,275
Biogen, Inc.(c)	980	127,194
Boston Scientific Corp.(c)	1,221	128,523
Cardinal Health, Inc.	873	134,826
Centene Corp.(c)	1,967	111,018
Charles River Laboratories International, Inc.(b)(c)	1,113	150,956
Cigna Group (The)	350	110,824
CVS Health Corp.	1,756	112,454
Danaher Corp.	613	116,409
DaVita, Inc.(b)(c)	855	116,502
Edwards Lifesciences Corp.(c)	1,651	129,141
Elevance Health, Inc.	280	107,475
Gilead Sciences, Inc.	1,095	120,538
Humana, Inc.	460	107,240
Medtronic PLC	1,409	116,919
Merck & Co., Inc.	1,467	112,724
Moderna, Inc.(b)(c)	4,549	120,822
Quest Diagnostics, Inc.	707	122,551
Regeneron Pharmaceuticals, Inc.	205	100,507
Waters Corp.(b)(c)	362	126,425
		2,863,921
Industrials-17.26%
Broadridge Financial Solutions, Inc.	496	120,444
Carrier Global Corp.	1,970	140,264
Caterpillar, Inc.	403	140,256
CSX Corp.	4,165	131,572
Cummins, Inc.	418	134,379
Dayforce, Inc.(b)(c)	2,186	129,149
Deere & Co.	260	131,628
Dover Corp.	724	128,691
Emerson Electric Co.	1,185	141,465
Hubbell, Inc.	348	135,574
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Illinois Tool Works, Inc.(b)	498	$122,050
Ingersoll Rand, Inc.(b)	1,640	133,889
J.B. Hunt Transport Services, Inc.	899	124,826
Johnson Controls International PLC	1,537	155,806
Lennox International, Inc.(b)	210	118,534
Norfolk Southern Corp.	517	127,761
Otis Worldwide Corp.	1,180	112,513
PACCAR, Inc.	1,309	122,850
Pentair PLC	1,450	143,811
Republic Services, Inc.	478	122,985
Rockwell Automation, Inc.	500	157,775
Southwest Airlines Co.(b)	4,757	158,789
Stanley Black & Decker, Inc.	2,027	132,627
Trane Technologies PLC	353	151,885
Union Pacific Corp.	526	116,593
United Rentals, Inc.	201	142,384
Veralto Corp.(b)	1,310	132,349
Verisk Analytics, Inc.	403	126,598
W.W. Grainger, Inc.	118	128,332
Waste Management, Inc.	497	119,762
Xylem, Inc.	1,049	132,216
		4,117,757
Information Technology-16.20%
Accenture PLC, Class A (Ireland)	408	129,263
Adobe, Inc.(c)	332	137,810
Advanced Micro Devices, Inc.(c)	1,337	148,046
Akamai Technologies, Inc.(b)(c)	1,591	120,805
Autodesk, Inc.(c)	446	132,069
Cisco Systems, Inc.	2,132	134,402
Corning, Inc.	2,809	139,298
Fortinet, Inc.(c)	1,232	125,393
Gen Digital, Inc.	4,851	138,156
Hewlett Packard Enterprise Co.	7,713	133,281
HP, Inc.	4,816	119,918
Intel Corp.	6,069	118,649
International Business Machines Corp.	479	124,090
Jabil, Inc.	881	148,017
Keysight Technologies, Inc.(c)	860	135,054
KLA Corp.	185	140,023
Lam Research Corp.	1,832	148,007
Micron Technology, Inc.	1,714	161,904
Microsoft Corp.	317	145,934
NetApp, Inc.	1,399	138,725
NVIDIA Corp.	1,178	159,183
ON Semiconductor Corp.(b)(c)	3,290	138,246
Palo Alto Networks, Inc.(b)(c)	718	138,158
QUALCOMM, Inc.	844	122,549
Salesforce, Inc.	479	127,112
ServiceNow, Inc.(c)	153	154,697
TE Connectivity PLC (Switzerland)	900	144,063
Western Digital Corp.(b)(c)	3,178	163,826
		3,866,678
Materials-5.23%
Air Products and Chemicals, Inc.	442	123,278
Albemarle Corp.(b)	2,156	120,219
Ball Corp.	2,418	129,557
Dow, Inc.	4,065	112,763
Ecolab, Inc.	492	130,685
Freeport-McMoRan, Inc.(b)	3,506	134,911
	Shares	Value
Materials-(continued)
Linde PLC	259	$121,103
LyondellBasell Industries N.V., Class A	2,030	114,675
Mosaic Co. (The)	4,202	151,860
Newmont Corp.	2,071	109,183
		1,248,234
Real Estate-6.65%
Alexandria Real Estate Equities, Inc.(b)	1,509	105,917
BXP, Inc.(b)	1,826	122,945
CBRE Group, Inc., Class A(c)	989	123,645
Digital Realty Trust, Inc.(b)	783	134,300
Equinix, Inc.	149	132,434
Equity Residential	1,694	118,817
Federal Realty Investment Trust	1,238	118,204
Healthpeak Properties, Inc.	6,198	107,907
Host Hotels & Resorts, Inc.(b)	8,533	132,176
Kimco Realty Corp.	5,692	121,012
Prologis, Inc.	1,161	126,085
Welltower, Inc.	797	122,961
Weyerhaeuser Co.	4,632	120,015
		1,586,418
Utilities-3.74%
American Water Works Co., Inc.(b)	772	110,373
CenterPoint Energy, Inc.(b)	3,133	116,673
Consolidated Edison, Inc.	1,031	107,729
Eversource Energy	2,026	131,305
Exelon Corp.	2,470	108,235
NRG Energy, Inc.	1,229	191,601
Sempra	1,623	127,552
		893,468
Total Common Stocks & Other Equity Interests (Cost $23,183,423)		23,828,798
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $2,935)	2,935	2,935
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $23,186,358)		23,831,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.03%
Invesco Private Government Fund, 4.29%(d)(e)(f)	1,010,792	1,010,792
Invesco Private Prime Fund, 4.45%(d)(e)(f)	2,335,464	2,335,931
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,346,723)		3,346,723
TOTAL INVESTMENTS IN SECURITIES-113.89% (Cost $26,533,081)		27,178,456
OTHER ASSETS LESS LIABILITIES-(13.89)%		(3,314,025)
NET ASSETS-100.00%		$23,864,431
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$328,251	$(325,316)	$-	$-	$2,935	$531
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	257,617	9,305,088	(8,551,913)	-	-	1,010,792	23,305 *
Invesco Private Prime Fund	707,352	19,429,784	(17,800,895)	(43)	(267)	2,335,931	61,567 *
Total	$964,969	$29,063,123	$(26,678,124)	$(43)	$(267)	$3,349,658	$85,403

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI North America Climate ETF (KLMN)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-9.06%
Alphabet, Inc., Class A	299,741	$51,477,519
Alphabet, Inc., Class C	192,674	33,303,701
AT&T, Inc.	390,972	10,869,022
Comcast Corp., Class A	200,617	6,935,330
Meta Platforms, Inc., Class A	101,188	65,518,218
Netflix, Inc.(b)	20,150	24,325,684
Rogers Communications, Inc., Class B (Canada)	143,749	3,851,568
T-Mobile US, Inc.	27,170	6,580,574
Verizon Communications, Inc.	225,504	9,913,156
Walt Disney Co. (The)	93,150	10,529,676
		223,304,448
Consumer Discretionary-10.46%
Airbnb, Inc., Class A(b)	27,188	3,507,252
Amazon.com, Inc.(b)	434,785	89,135,273
AutoZone, Inc.(b)	912	3,404,532
Booking Holdings, Inc.	1,732	9,558,787
Carvana Co.(b)(c)	6,839	2,237,447
Chipotle Mexican Grill, Inc.(b)	84,058	4,209,625
DoorDash, Inc., Class A(b)	20,299	4,235,386
eBay, Inc.	39,004	2,853,923
Flutter Entertainment PLC (United Kingdom)(b)	13,614	3,440,258
Ford Motor Co.	295,828	3,070,695
General Motors Co.	65,690	3,258,881
Hilton Worldwide Holdings, Inc.	20,733	5,150,906
Home Depot, Inc. (The)	49,655	18,287,440
Lowe’s Cos., Inc.	27,364	6,176,876
Marriott International, Inc., Class A	18,052	4,762,659
McDonald’s Corp.	37,989	11,922,848
MercadoLibre, Inc. (Brazil)(b)	2,265	5,805,852
NIKE, Inc., Class B	71,112	4,308,676
O’Reilly Automotive, Inc.(b)	3,149	4,306,257
Ross Stores, Inc.	20,085	2,813,708
Royal Caribbean Cruises Ltd.	15,223	3,911,854
Starbucks Corp.	62,746	5,267,527
Tesla, Inc.(b)	132,459	45,891,745
TJX Cos., Inc. (The)	55,038	6,984,322
Yum! Brands, Inc.	22,557	3,246,854
		257,749,583
Consumer Staples-5.41%
Church & Dwight Co., Inc.	33,723	3,315,308
Coca-Cola Co. (The)	219,114	15,798,119
Colgate-Palmolive Co.	61,012	5,670,455
Conagra Brands, Inc.	147,189	3,369,156
Costco Wholesale Corp.	20,440	21,261,279
General Mills, Inc.	84,911	4,607,271
Kenvue, Inc.	137,583	3,284,106
Keurig Dr Pepper, Inc.	124,364	4,187,336
Kimberly-Clark Corp.	25,800	3,709,008
Loblaw Cos. Ltd. (Canada)	19,141	3,223,183
Mondelez International, Inc., Class A	96,795	6,532,695
PepsiCo, Inc.	83,279	10,947,024
Procter & Gamble Co. (The)	118,222	20,084,736
Sysco Corp.	46,147	3,368,731
Target Corp.	30,869	2,901,995
Walmart, Inc.	212,523	20,980,271
		133,240,673
	Shares	Value
Energy-3.98%
Baker Hughes Co., Class A	94,989	$3,519,342
Cheniere Energy, Inc.	15,219	3,606,751
Chevron Corp.	80,507	11,005,307
ConocoPhillips	88,748	7,574,642
Coterra Energy, Inc.	129,755	3,154,344
Devon Energy Corp.	114,949	3,478,357
Diamondback Energy, Inc.	34,405	4,629,193
Enbridge, Inc. (Canada)(c)	140,898	6,545,078
EOG Resources, Inc.	46,739	5,074,453
Exxon Mobil Corp.	208,798	21,360,035
Hess Corp.	28,652	3,787,508
Kinder Morgan, Inc.	134,729	3,777,801
ONEOK, Inc.	53,170	4,298,263
Pembina Pipeline Corp. (Canada)(c)	98,094	3,669,206
Schlumberger N.V.	123,857	4,093,474
TC Energy Corp. (Canada)	71,924	3,637,656
Williams Cos., Inc. (The)	79,200	4,792,392
		98,003,802
Financials-14.66%
Aflac, Inc.	32,408	3,355,524
Allstate Corp. (The)	15,786	3,313,008
American Express Co.	32,820	9,650,721
American International Group, Inc.	40,797	3,453,058
Ameriprise Financial, Inc.	6,675	3,399,177
Aon PLC, Class A	13,264	4,935,269
Apollo Global Management, Inc.(c)	27,240	3,559,996
Ares Management Corp., Class A	19,116	3,163,698
Arthur J. Gallagher & Co.	14,539	5,051,430
Bank of America Corp.	346,135	15,274,937
Bank of Montreal (Canada)	47,957	5,140,131
Bank of New York Mellon Corp. (The)	48,757	4,320,358
Bank of Nova Scotia (The) (Canada)	90,196	4,816,969
BlackRock, Inc.	7,488	7,337,416
Blackstone, Inc., Class A	39,990	5,549,012
Block, Inc., Class A(b)(c)	42,633	2,632,588
Brookfield Corp. (Canada)	93,559	5,392,597
Canadian Imperial Bank of Commerce (Canada)	63,132	4,289,918
Capital One Financial Corp.	35,789	6,769,489
Charles Schwab Corp. (The)	83,637	7,388,493
Chubb Ltd.	20,773	6,173,736
Citigroup, Inc.	98,753	7,438,076
CME Group, Inc., Class A	20,846	6,024,494
Coinbase Global, Inc., Class A(b)	10,912	2,691,117
Fidelity National Information Services, Inc.	32,534	2,590,032
Fiserv, Inc.(b)	35,119	5,717,022
Goldman Sachs Group, Inc. (The)	15,811	9,493,715
Intercontinental Exchange, Inc.	31,169	5,604,186
JPMorgan Chase & Co.	129,470	34,180,080
KKR & Co., Inc., Class A	36,335	4,413,249
Manulife Financial Corp. (Canada)	133,252	4,235,145
Marsh & McLennan Cos., Inc.	31,976	7,471,512
Mastercard, Inc., Class A	40,436	23,679,322
MetLife, Inc.	39,506	3,104,381
Moody’s Corp.	11,257	5,395,705
Morgan Stanley	61,726	7,902,780
Nasdaq, Inc.	49,933	4,171,403
National Bank of Canada (Canada)	37,676	3,701,151
PayPal Holdings, Inc.(b)	56,556	3,974,756
PNC Financial Services Group, Inc. (The)	23,763	4,130,247
Progressive Corp. (The)	28,487	8,116,801
Prudential Financial, Inc.	31,617	3,284,690
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Robinhood Markets, Inc., Class A(b)	42,447	$2,807,869
Royal Bank of Canada (Canada)(c)	76,754	9,709,874
S&P Global, Inc.	18,356	9,414,058
Sun Life Financial, Inc. (Canada)	59,141	3,802,367
Toronto-Dominion Bank (The) (Canada)	94,887	6,540,195
Travelers Cos., Inc. (The)	13,980	3,854,286
Truist Financial Corp.	85,184	3,364,768
U.S. Bancorp	89,983	3,922,359
Visa, Inc., Class A	83,605	30,531,710
Wells Fargo & Co.	155,289	11,612,511
Willis Towers Watson PLC	10,269	3,250,652
		361,098,038
Health Care-9.51%
Abbott Laboratories	90,979	12,152,975
AbbVie, Inc.	85,644	15,939,205
Agilent Technologies, Inc.	25,698	2,876,120
Amgen, Inc.	29,207	8,416,873
Becton, Dickinson and Co.	23,809	4,109,195
Boston Scientific Corp.(b)	91,479	9,629,080
Bristol-Myers Squibb Co.	116,501	5,624,668
Cardinal Health, Inc.	21,638	3,341,773
Cencora, Inc.	15,101	4,398,015
Cigna Group (The)	14,559	4,609,962
CVS Health Corp.	69,527	4,452,509
Danaher Corp.	32,758	6,220,744
Edwards Lifesciences Corp.(b)	39,858	3,117,693
Elevance Health, Inc.	14,442	5,543,417
Eli Lilly and Co.	37,045	27,326,985
GE HealthCare Technologies, Inc.	36,581	2,580,424
Gilead Sciences, Inc.	67,577	7,438,876
HCA Healthcare, Inc.	9,672	3,688,804
Intuitive Surgical, Inc.(b)	17,689	9,770,342
IQVIA Holdings, Inc.(b)	21,967	3,082,629
Johnson & Johnson	124,368	19,303,157
McKesson Corp.	7,463	5,369,703
Medtronic PLC	69,804	5,792,336
Merck & Co., Inc.	133,319	10,244,232
Pfizer, Inc.	332,370	7,807,371
Regeneron Pharmaceuticals, Inc.	6,811	3,339,297
Stryker Corp.	17,430	6,669,415
Thermo Fisher Scientific, Inc.	20,914	8,424,578
UnitedHealth Group, Inc.	43,406	13,104,706
Vertex Pharmaceuticals, Inc.(b)	13,148	5,812,074
Zoetis, Inc.	23,833	4,018,959
		234,206,117
Industrials-9.02%
3M Co.	32,814	4,867,957
AECOM	29,626	3,254,416
AMETEK, Inc.	19,813	3,541,376
Automatic Data Processing, Inc.	22,536	7,336,144
Axon Enterprise, Inc.(b)	4,749	3,563,460
Canadian National Railway Co. (Canada)	46,640	4,893,477
Canadian Pacific Kansas City Ltd. (Canada)	67,733	5,521,795
Carrier Global Corp.	60,194	4,285,813
Caterpillar, Inc.	24,620	8,568,499
Cintas Corp.	21,669	4,908,028
Copart, Inc.(b)	56,755	2,921,747
CSX Corp.	143,920	4,546,433
Cummins, Inc.	12,636	4,062,221
Deere & Co.	13,942	7,058,277
Dover Corp.	24,832	4,413,888
	Shares	Value
Industrials-(continued)
Eaton Corp. PLC	23,661	$7,576,252
Element Fleet Management Corp. (Canada)	136,130	3,237,537
Emerson Electric Co.	42,500	5,073,650
Equifax, Inc.	10,609	2,802,792
Fastenal Co.	72,980	3,016,993
FedEx Corp.	11,287	2,461,695
GE Vernova, Inc.	14,002	6,622,666
General Electric Co.	53,212	13,085,363
HEICO Corp., Class A	14,625	3,449,160
Howmet Aerospace, Inc.	26,951	4,578,705
Illinois Tool Works, Inc.	17,667	4,329,828
Ingersoll Rand, Inc.	50,303	4,106,737
Johnson Controls International PLC	44,051	4,465,450
Norfolk Southern Corp.	15,670	3,872,370
Otis Worldwide Corp.	41,494	3,956,453
PACCAR, Inc.	43,956	4,125,271
Parker-Hannifin Corp.	8,800	5,849,360
Paychex, Inc.	22,714	3,586,768
Quanta Services, Inc.	9,923	3,399,223
Republic Services, Inc.	17,402	4,477,361
Thomson Reuters Corp. (Canada)	20,598	4,084,694
Trane Technologies PLC	14,357	6,177,386
TransDigm Group, Inc.	3,973	5,834,072
Uber Technologies, Inc.(b)	93,119	7,836,895
Union Pacific Corp.	33,669	7,463,070
United Parcel Service, Inc., Class B	37,267	3,635,023
United Rentals, Inc.	4,345	3,077,911
W.W. Grainger, Inc.	2,911	3,165,887
Wabtec Corp.	15,734	3,183,303
Waste Management, Inc.	25,279	6,091,481
WSP Global, Inc. (Canada)	19,037	3,893,520
		222,260,407
Information Technology-31.05%
Accenture PLC, Class A (Ireland)	32,858	10,410,072
Adobe, Inc.(b)	21,662	8,991,680
Advanced Micro Devices, Inc.(b)	83,732	9,271,644
Amphenol Corp., Class A	67,824	6,099,412
Analog Devices, Inc.	31,536	6,748,073
Apple, Inc.	684,326	137,446,877
Applied Materials, Inc.	51,480	8,069,490
AppLovin Corp., Class A(b)	11,810	4,641,330
Arista Networks, Inc.(b)	58,736	5,088,887
Autodesk, Inc.(b)	15,520	4,595,782
Broadcom, Inc.	204,739	49,561,170
Cadence Design Systems, Inc.(b)	15,535	4,459,633
Cisco Systems, Inc.	209,440	13,203,098
Cloudflare, Inc., Class A(b)	19,390	3,216,607
Cognizant Technology Solutions Corp., Class A	49,466	4,006,251
Constellation Software, Inc. (Canada)	1,306	4,726,239
Corning, Inc.	72,609	3,600,680
CrowdStrike Holdings, Inc., Class A(b)	12,806	6,036,364
Fair Isaac Corp.(b)	1,401	2,418,518
Fortinet, Inc.(b)	36,979	3,763,723
Gartner, Inc.(b)	7,526	3,284,497
HP, Inc.	109,470	2,725,803
Intel Corp.	221,798	4,336,151
International Business Machines Corp.	44,762	11,596,044
Intuit, Inc.	14,564	10,973,537
KLA Corp.	8,308	6,288,159
Lam Research Corp.	83,635	6,756,872
Marvell Technology, Inc.	57,504	3,461,166
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Micron Technology, Inc.	58,189	$5,496,533
Microsoft Corp.	322,925	148,661,753
MicroStrategy, Inc., Class A(b)(c)	12,347	4,556,784
Motorola Solutions, Inc.	9,603	3,988,894
NVIDIA Corp.	1,108,334	149,769,173
NXP Semiconductors N.V. (Netherlands)	20,503	3,918,738
Oracle Corp.	79,835	13,215,088
Palantir Technologies, Inc., Class A(b)	101,345	13,355,244
Palo Alto Networks, Inc.(b)(c)	36,482	7,019,867
QUALCOMM, Inc.	60,812	8,829,902
Roper Technologies, Inc.	6,923	3,947,979
Salesforce, Inc.	50,181	13,316,532
ServiceNow, Inc.(b)	10,813	10,932,916
Shopify, Inc., Class A (Canada)(b)	63,108	6,730,541
Snowflake, Inc., Class A(b)	19,270	3,963,261
Synopsys, Inc.(b)	9,901	4,593,866
TE Connectivity PLC (Switzerland)	30,905	4,946,963
Texas Instruments, Inc.	46,299	8,465,772
Workday, Inc., Class A(b)	14,572	3,609,630
		765,097,195
Materials-2.65%
Agnico Eagle Mines Ltd. (Canada)	49,712	5,848,875
Air Products and Chemicals, Inc.	10,277	2,866,358
Avery Dennison Corp.	18,992	3,375,448
Corteva, Inc.	51,973	3,679,688
CRH PLC	37,185	3,389,785
DuPont de Nemours, Inc.	47,692	3,185,826
Ecolab, Inc.	20,369	5,410,414
Freeport-McMoRan, Inc.	168,846	6,497,194
Linde PLC	25,363	11,859,231
Newmont Corp.	85,673	4,516,681
PPG Industries, Inc.	39,014	4,322,751
Sherwin-Williams Co. (The)	13,218	4,742,751
Wheaton Precious Metals Corp. (Canada)	65,366	5,653,057
		65,348,059
Real Estate-2.92%
American Tower Corp.	27,983	6,006,551
AvalonBay Communities, Inc.	19,891	4,112,862
CBRE Group, Inc., Class A(b)	24,688	3,086,494
Crown Castle, Inc.	30,693	3,080,042
Digital Realty Trust, Inc.	21,453	3,679,619
Equinix, Inc.	6,008	5,340,031
Equity Residential	49,199	3,450,818
	Shares	Value
Real Estate-(continued)
Iron Mountain, Inc.	25,874	$2,554,022
Kimco Realty Corp.	158,309	3,365,649
Prologis, Inc.	57,038	6,194,327
Public Storage	10,584	3,264,211
Realty Income Corp.	72,070	4,080,603
Regency Centers Corp.	49,545	3,574,672
Simon Property Group, Inc.	25,969	4,234,765
Ventas, Inc.	51,468	3,308,363
VICI Properties, Inc.	100,118	3,174,742
Welltower, Inc.	43,723	6,745,584
Weyerhaeuser Co.	108,227	2,804,162
		72,057,517
Utilities-1.25%
American Water Works Co., Inc.	22,971	3,284,164
Consolidated Edison, Inc.	39,964	4,175,839
Constellation Energy Corp.	15,928	4,876,357
Exelon Corp.	86,414	3,786,662
NextEra Energy, Inc.	103,188	7,289,200
Public Service Enterprise Group, Inc.	41,243	3,341,920
Sempra	50,151	3,941,367
		30,695,509
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $2,435,809,966)		2,463,061,348
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.38%
Invesco Private Government Fund, 4.29%(d)(e)(f)	2,569,119	2,569,119
Invesco Private Prime Fund, 4.45%(d)(e)(f)	6,734,591	6,735,938
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,305,057)		9,305,057
TOTAL INVESTMENTS IN SECURITIES-100.35% (Cost $2,445,115,023)		2,472,366,405
OTHER ASSETS LESS LIABILITIES-(0.35)%		(8,743,800)
NET ASSETS-100.00%		$2,463,622,605

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$34,061,713	$(34,061,713)	$-	$-	$-	$14,180
See accompanying notes which are an integral part of this schedule.

Invesco MSCI North America Climate ETF (KLMN)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$97,318,913	$(94,749,794)	$-	$-	$2,569,119	$135,154 *
Invesco Private Prime Fund	-	172,537,907	(165,799,739)	-	(2,230)	6,735,938	359,023 *
Total	$-	$303,918,533	$(294,611,246)	$-	$(2,230)	$9,305,057	$508,357

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI USA ETF (PBUS)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-9.62%
Alphabet, Inc., Class A	797,024	$136,880,902
Alphabet, Inc., Class C	676,001	116,846,773
AT&T, Inc.	980,830	27,267,074
Charter Communications, Inc., Class A(b)	12,613	4,998,154
Comcast Corp., Class A	515,350	17,815,649
Electronic Arts, Inc.	33,830	4,864,077
Fox Corp., Class A(c)	29,767	1,635,399
Fox Corp., Class B	19,314	971,108
Liberty Media Corp.-Liberty Formula One(b)(c)	28,927	2,792,323
Live Nation Entertainment, Inc.(b)	22,106	3,032,722
Meta Platforms, Inc., Class A	299,302	193,795,052
Netflix, Inc.(b)	58,449	70,561,386
News Corp., Class A	51,658	1,458,822
Omnicom Group, Inc.	26,660	1,957,910
Pinterest, Inc., Class A(b)	81,127	2,523,861
Reddit, Inc., Class A(b)(c)	9,465	1,063,393
Roblox Corp., Class A(b)	73,165	6,363,892
Snap, Inc., Class A(b)(c)	147,798	1,219,334
Take-Two Interactive Software, Inc.(b)	24,116	5,456,968
T-Mobile US, Inc.	62,403	15,114,007
Trade Desk, Inc. (The), Class A(b)	61,820	4,650,100
Verizon Communications, Inc.	576,623	25,348,347
Walt Disney Co. (The)	247,017	27,922,802
Warner Bros. Discovery, Inc.(b)	321,125	3,201,616
		677,741,671
Consumer Discretionary-10.81%
Airbnb, Inc., Class A(b)	59,529	7,679,241
Amazon.com, Inc.(b)	1,305,071	267,552,606
Aptiv PLC (Jersey)(b)(c)	31,352	2,094,627
AutoZone, Inc.(b)	2,286	8,533,729
Best Buy Co., Inc.	27,438	1,818,591
Booking Holdings, Inc.	4,484	24,746,882
Burlington Stores, Inc.(b)(c)	8,607	1,964,720
Carnival Corp.(b)	143,465	3,331,257
Carvana Co.(b)(c)	16,521	5,405,010
Chipotle Mexican Grill, Inc.(b)	185,194	9,274,515
D.R. Horton, Inc.	38,753	4,575,179
Darden Restaurants, Inc.	15,991	3,425,432
Deckers Outdoor Corp.(b)	20,738	2,188,274
Dick’s Sporting Goods, Inc.	7,691	1,379,304
Domino’s Pizza, Inc.	4,452	2,109,447
DoorDash, Inc., Class A(b)	48,962	10,215,921
DraftKings, Inc., Class A(b)	61,483	2,206,010
eBay, Inc.	63,674	4,659,027
Expedia Group, Inc.	16,852	2,810,071
Flutter Entertainment PLC (United Kingdom)(b)(c)	24,148	6,102,200
Ford Motor Co.	533,676	5,539,557
Garmin Ltd.	21,032	4,268,865
General Motors Co.	132,033	6,550,157
Genuine Parts Co.	18,963	2,399,199
Hilton Worldwide Holdings, Inc.	32,741	8,134,174
Home Depot, Inc. (The)	135,811	50,017,833
Hyatt Hotels Corp., Class A	5,728	756,268
Las Vegas Sands Corp.	48,277	1,987,081
Lennar Corp., Class A	31,726	3,365,494
LKQ Corp.	35,329	1,429,765
Lowe’s Cos., Inc.	76,478	17,263,379
lululemon athletica, inc.(b)	14,996	4,748,783
Marriott International, Inc., Class A	31,983	8,438,075
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	97,708	$30,665,656
MercadoLibre, Inc. (Brazil)(b)	6,235	15,982,113
NIKE, Inc., Class B	160,977	9,753,596
NVR, Inc.(b)	406	2,889,068
O’Reilly Automotive, Inc.(b)	7,821	10,695,217
Pool Corp.(c)	5,154	1,549,241
PulteGroup, Inc.	27,545	2,700,236
Rivian Automotive, Inc., Class A(b)(c)	107,403	1,560,566
Ross Stores, Inc.	44,932	6,294,524
Royal Caribbean Cruises Ltd.	34,935	8,977,247
Starbucks Corp.	155,210	13,029,879
Tesla, Inc.(b)	395,556	137,044,332
TJX Cos., Inc. (The)	152,641	19,370,143
Tractor Supply Co.(c)	72,640	3,515,776
Ulta Beauty, Inc.(b)	6,191	2,918,809
Williams-Sonoma, Inc.	16,876	2,729,862
Yum! Brands, Inc.	38,054	5,477,493
		762,124,431
Consumer Staples-5.76%
Albertson’s Cos., Inc., Class A	51,458	1,143,911
Altria Group, Inc.	230,423	13,965,938
Archer-Daniels-Midland Co.	65,609	3,166,946
Brown-Forman Corp., Class B(c)	24,886	829,699
Bunge Global S.A.	18,305	1,430,536
Church & Dwight Co., Inc.	33,629	3,306,067
Clorox Co. (The)	16,833	2,219,936
Coca-Cola Co. (The)	558,639	40,277,872
Colgate-Palmolive Co.	105,286	9,785,281
Conagra Brands, Inc.	65,227	1,493,046
Constellation Brands, Inc., Class A	22,222	3,961,960
Costco Wholesale Corp.	60,625	63,060,912
Dollar General Corp.	30,054	2,922,752
Dollar Tree, Inc.(b)	27,920	2,520,059
Estee Lauder Cos., Inc. (The), Class A	31,998	2,141,946
General Mills, Inc.	74,824	4,059,950
Hershey Co. (The)	20,216	3,248,509
Hormel Foods Corp.	41,327	1,267,912
J.M. Smucker Co. (The)	14,541	1,637,462
Kellanova	37,736	3,118,126
Kenvue, Inc.	262,171	6,258,022
Keurig Dr Pepper, Inc.	176,118	5,929,893
Kimberly-Clark Corp.	45,317	6,514,772
Kraft Heinz Co. (The)	122,463	3,273,436
Kroger Co. (The)	85,790	5,853,452
McCormick & Co., Inc.	34,527	2,511,149
Molson Coors Beverage Co., Class B	24,271	1,300,683
Mondelez International, Inc., Class A	177,023	11,947,282
Monster Beverage Corp.(b)	99,730	6,377,734
PepsiCo, Inc.	187,377	24,630,707
Philip Morris International, Inc.	212,679	38,407,701
Procter & Gamble Co. (The)	320,402	54,433,096
Sysco Corp.	66,849	4,879,977
Target Corp.	62,250	5,852,123
The Campbell’s Company(c)	26,483	901,481
Tyson Foods, Inc., Class A	39,105	2,196,137
Walmart, Inc.	602,484	59,477,220
		406,303,685
Energy-3.00%
Baker Hughes Co., Class A	135,322	5,013,680
Cheniere Energy, Inc.	30,445	7,215,160
Chevron Corp.	226,739	30,995,221
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	172,736	$14,743,018
Coterra Energy, Inc.	104,406	2,538,110
Devon Energy Corp.	84,246	2,549,284
Diamondback Energy, Inc.	26,119	3,514,311
EOG Resources, Inc.	75,363	8,182,161
EQT Corp.	77,553	4,275,497
Expand Energy Corp.	28,617	3,323,292
Exxon Mobil Corp.	591,010	60,460,323
Halliburton Co.	117,781	2,307,330
Hess Corp.	40,151	5,307,561
Kinder Morgan, Inc.	273,260	7,662,210
Marathon Petroleum Corp.	42,568	6,842,380
Occidental Petroleum Corp.	96,247	3,924,953
ONEOK, Inc.	85,349	6,899,613
Phillips 66	55,672	6,317,659
Schlumberger N.V.	185,811	6,141,054
Targa Resources Corp.	29,731	4,695,417
Texas Pacific Land Corp.(c)	2,670	2,974,460
Valero Energy Corp.	42,968	5,541,583
Williams Cos., Inc. (The)	166,795	10,092,765
		211,517,042
Financials-13.98%
Aflac, Inc.	70,851	7,335,913
Allstate Corp. (The)	36,213	7,600,022
American Express Co.	76,640	22,535,992
American Financial Group, Inc.	9,146	1,133,921
American International Group, Inc.	79,767	6,751,479
Ameriprise Financial, Inc.	13,092	6,666,970
Annaly Capital Management, Inc.	81,650	1,547,268
Aon PLC, Class A	26,563	9,883,561
Apollo Global Management, Inc.	54,566	7,131,231
Arch Capital Group Ltd.	51,338	4,879,164
Ares Management Corp., Class A	27,853	4,609,672
Arthur J. Gallagher & Co.	34,944	12,140,943
Bank of America Corp.	987,151	43,562,974
Bank of New York Mellon Corp. (The)	98,104	8,692,995
Berkshire Hathaway, Inc., Class B(b)	183,085	92,267,517
BlackRock, Inc.	20,123	19,718,326
Blackstone, Inc., Class A	99,668	13,829,932
Block, Inc., Class A(b)	76,441	4,720,232
Brown & Brown, Inc.	33,290	3,758,441
Capital One Financial Corp.	87,367	16,525,468
Carlyle Group, Inc. (The)(c)	32,081	1,450,061
Cboe Global Markets, Inc.	14,308	3,278,249
Charles Schwab Corp. (The)	235,416	20,796,649
Chubb Ltd.	52,012	15,457,966
Cincinnati Financial Corp.	21,393	3,226,492
Citigroup, Inc.	257,179	19,370,722
Citizens Financial Group, Inc.	59,730	2,410,106
CME Group, Inc., Class A	49,242	14,230,938
Coinbase Global, Inc., Class A(b)	27,280	6,727,794
Corebridge Financial, Inc.	34,187	1,114,838
Corpay, Inc.(b)	9,119	2,964,678
Equitable Holdings, Inc.	41,925	2,216,575
Erie Indemnity Co., Class A	3,471	1,244,388
Everest Group Ltd.	5,829	2,023,771
FactSet Research Systems, Inc.	5,185	2,376,078
Fidelity National Financial, Inc.	35,696	1,955,070
Fidelity National Information Services, Inc.	72,377	5,761,933
Fifth Third Bancorp	91,289	3,486,327
First Citizens BancShares, Inc., Class A	1,284	2,373,962
Fiserv, Inc.(b)	76,324	12,424,784
	Shares	Value
Financials-(continued)
Global Payments, Inc.	33,597	$2,540,269
Goldman Sachs Group, Inc. (The)	42,467	25,499,310
Hartford Insurance Group, Inc. (The)	38,997	5,063,370
Huntington Bancshares, Inc.	199,598	3,119,717
Interactive Brokers Group, Inc., Class A	14,884	3,120,877
Intercontinental Exchange, Inc.	78,500	14,114,300
Jack Henry & Associates, Inc.	9,961	1,804,634
JPMorgan Chase & Co.	382,061	100,864,104
KeyCorp	127,261	2,018,359
KKR & Co., Inc., Class A	84,960	10,319,242
Loews Corp.	24,430	2,181,355
LPL Financial Holdings, Inc.	10,928	4,230,884
M&T Bank Corp.	22,211	4,056,617
Markel Group, Inc.(b)(c)	1,737	3,372,733
Marsh & McLennan Cos., Inc.	67,327	15,731,627
Mastercard, Inc., Class A	111,280	65,165,568
MetLife, Inc.	79,121	6,217,328
Moody’s Corp.	22,122	10,603,517
Morgan Stanley	165,286	21,161,567
MSCI, Inc.	10,604	5,980,868
Nasdaq, Inc.	58,941	4,923,931
Northern Trust Corp.	26,641	2,843,660
PayPal Holdings, Inc.(b)	128,412	9,024,795
PNC Financial Services Group, Inc. (The)	54,075	9,398,776
Principal Financial Group, Inc.	30,740	2,394,339
Progressive Corp. (The)	80,104	22,824,033
Prudential Financial, Inc.	48,429	5,031,289
Raymond James Financial, Inc.	26,599	3,909,521
Regions Financial Corp.	123,723	2,652,621
Robinhood Markets, Inc., Class A(b)	99,915	6,609,377
S&P Global, Inc.	42,883	21,992,975
State Street Corp.	39,433	3,796,609
Synchrony Financial	53,119	3,062,310
T. Rowe Price Group, Inc.	30,367	2,842,048
Toast, Inc., Class A(b)	60,750	2,562,435
Tradeweb Markets, Inc., Class A	15,910	2,298,200
Travelers Cos., Inc. (The)	30,958	8,535,121
Truist Financial Corp.	178,936	7,067,972
U.S. Bancorp	212,887	9,279,744
Visa, Inc., Class A	235,481	85,995,306
W.R. Berkley Corp.	41,464	3,096,946
Wells Fargo & Co.	445,680	33,327,950
Willis Towers Watson PLC(c)	13,579	4,298,432
		985,118,038
Health Care-9.63%
Abbott Laboratories	236,979	31,655,655
AbbVie, Inc.	241,714	44,985,393
Agilent Technologies, Inc.	38,957	4,360,067
Align Technology, Inc.(b)	9,503	1,719,473
Alnylam Pharmaceuticals, Inc.(b)	17,775	5,413,554
Amgen, Inc.	73,465	21,171,144
Avantor, Inc.(b)	93,110	1,202,050
Baxter International, Inc.	70,086	2,137,623
Becton, Dickinson and Co.	39,234	6,771,396
Biogen, Inc.(b)	20,001	2,595,930
BioMarin Pharmaceutical, Inc.(b)(c)	26,201	1,521,492
Boston Scientific Corp.(b)	202,101	21,273,151
Bristol-Myers Squibb Co.	278,031	13,423,337
Cardinal Health, Inc.	33,008	5,097,756
Cencora, Inc.	25,172	7,331,093
Centene Corp.(b)	67,782	3,825,616
Cigna Group (The)	37,044	11,729,612
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Cooper Cos., Inc. (The)(b)	27,326	$1,865,819
CVS Health Corp.	172,493	11,046,452
Danaher Corp.	87,984	16,708,162
DaVita, Inc.(b)	6,012	819,195
DexCom, Inc.(b)	53,578	4,596,992
Edwards Lifesciences Corp.(b)	80,038	6,260,572
Elevance Health, Inc.	30,934	11,873,707
Eli Lilly and Co.	110,104	81,220,418
GE HealthCare Technologies, Inc.	62,560	4,412,982
Gilead Sciences, Inc.	170,341	18,751,137
HCA Healthcare, Inc.	25,231	9,622,851
Hologic, Inc.(b)	30,661	1,906,194
Humana, Inc.	16,492	3,844,780
IDEXX Laboratories, Inc.(b)	11,073	5,684,435
Illumina, Inc.(b)(c)	21,625	1,778,440
Incyte Corp.(b)	22,477	1,462,354
Insulet Corp.(b)	9,596	3,118,988
Intuitive Surgical, Inc.(b)	48,955	27,039,805
IQVIA Holdings, Inc.(b)	24,092	3,380,830
Johnson & Johnson	329,283	51,108,014
Labcorp Holdings, Inc.	11,433	2,846,474
McKesson Corp.	17,125	12,321,609
Medtronic PLC	175,247	14,541,996
Merck & Co., Inc.	343,841	26,420,743
Mettler-Toledo International, Inc.(b)	2,848	3,290,921
Molina Healthcare, Inc.(b)	7,474	2,279,869
Natera, Inc.(b)	17,548	2,767,846
Neurocrine Biosciences, Inc.(b)	13,519	1,663,107
Pfizer, Inc.	774,950	18,203,576
Quest Diagnostics, Inc.	15,251	2,643,608
Regeneron Pharmaceuticals, Inc.	14,614	7,164,952
ResMed, Inc.	20,068	4,912,446
Revvity, Inc.(c)	16,417	1,484,425
Royalty Pharma PLC, Class A(c)	50,342	1,655,245
Solventum Corp.(b)	20,093	1,468,597
STERIS PLC	13,425	3,291,944
Stryker Corp.	46,939	17,960,739
Thermo Fisher Scientific, Inc.	51,581	20,777,858
United Therapeutics Corp.(b)	5,830	1,858,896
UnitedHealth Group, Inc.	124,987	37,734,825
Universal Health Services, Inc., Class B	7,919	1,507,382
Veeva Systems, Inc., Class A(b)	21,119	5,906,984
Vertex Pharmaceuticals, Inc.(b)	35,128	15,528,332
Waters Corp.(b)	8,130	2,839,321
West Pharmaceutical Services, Inc.	9,878	2,082,776
Zimmer Biomet Holdings, Inc.	27,033	2,491,632
Zoetis, Inc.	60,950	10,277,999
		678,640,571
Industrials-8.89%
3M Co.	73,693	10,932,357
AECOM	18,131	1,991,690
Allegion PLC	11,791	1,682,576
AMETEK, Inc.	31,529	5,635,493
Automatic Data Processing, Inc.	55,595	18,097,840
Axon Enterprise, Inc.(b)	9,946	7,463,081
Boeing Co. (The)(b)	102,809	21,314,362
Booz Allen Hamilton Holding Corp.	17,305	1,838,656
Broadridge Financial Solutions, Inc.	15,989	3,882,609
Builders FirstSource, Inc.(b)	15,542	1,673,563
C.H. Robinson Worldwide, Inc.	16,155	1,550,395
Carlisle Cos., Inc.(c)	6,033	2,293,626
Carrier Global Corp.	106,250	7,565,000
	Shares	Value
Industrials-(continued)
Caterpillar, Inc.	65,305	$22,728,099
Cintas Corp.	49,656	11,247,084
CNH Industrial N.V.(c)	119,373	1,493,356
Copart, Inc.(b)	125,407	6,455,952
CSX Corp.	258,881	8,178,051
Cummins, Inc.	18,821	6,050,575
Deere & Co.	35,232	17,836,552
Delta Air Lines, Inc.	22,305	1,079,339
Dover Corp.	18,728	3,328,902
Eaton Corp. PLC	53,532	17,140,946
EMCOR Group, Inc.	6,213	2,931,666
Emerson Electric Co.	77,052	9,198,468
Equifax, Inc.	17,053	4,505,232
Expeditors International of Washington, Inc.	18,823	2,121,917
Fastenal Co.	156,713	6,478,515
FedEx Corp.	31,102	6,783,346
Ferguson Enterprises, Inc.	27,150	4,950,531
Fortive Corp.	46,497	3,263,624
GE Vernova, Inc.	37,350	17,665,803
General Dynamics Corp.	31,171	8,680,812
General Electric Co.	145,738	35,838,432
Graco, Inc.	22,974	1,944,979
HEICO Corp.(c)	6,015	1,802,335
HEICO Corp., Class A(c)	10,320	2,433,869
Honeywell International, Inc.	88,648	20,093,842
Howmet Aerospace, Inc.	52,575	8,931,967
Hubbell, Inc.	7,320	2,851,726
IDEX Corp.	10,322	1,867,353
Illinois Tool Works, Inc.	38,093	9,335,832
Ingersoll Rand, Inc.	55,077	4,496,486
J.B. Hunt Transport Services, Inc.	10,932	1,517,908
Jacobs Solutions, Inc.	16,744	2,114,767
Johnson Controls International PLC	90,202	9,143,777
L3Harris Technologies, Inc.	25,650	6,267,321
Leidos Holdings, Inc.	16,643	2,471,818
Lennox International, Inc.	4,362	2,462,131
Lockheed Martin Corp.	28,847	13,915,216
Masco Corp.	28,920	1,805,186
Nordson Corp.	7,388	1,566,182
Norfolk Southern Corp.	30,913	7,639,221
Northrop Grumman Corp.	18,710	9,070,047
Old Dominion Freight Line, Inc.	26,138	4,186,523
Otis Worldwide Corp.	54,059	5,154,526
Owens Corning	11,688	1,565,608
PACCAR, Inc.	71,727	6,731,579
Parker-Hannifin Corp.	17,594	11,694,732
Paychex, Inc.	44,295	6,994,623
Paycom Software, Inc.	7,114	1,843,166
Pentair PLC	22,542	2,235,716
Quanta Services, Inc.	20,250	6,936,840
Republic Services, Inc.	29,887	7,689,626
Rockwell Automation, Inc.	15,450	4,875,248
Rollins, Inc.	39,769	2,276,775
RTX Corp.	182,427	24,897,637
Snap-on, Inc.	7,162	2,297,212
SS&C Technologies Holdings, Inc.	30,302	2,448,705
Textron, Inc.	24,817	1,837,203
Trane Technologies PLC	30,647	13,186,485
TransDigm Group, Inc.	7,663	11,252,579
TransUnion	26,664	2,283,238
Uber Technologies, Inc.(b)	257,175	21,643,848
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
U-Haul Holding Co., Series N(c)	13,262	$756,464
Union Pacific Corp.	81,891	18,151,959
United Airlines Holdings, Inc.(b)	11,157	886,368
United Parcel Service, Inc., Class B	100,223	9,775,751
United Rentals, Inc.	8,927	6,323,708
Veralto Corp.	33,894	3,424,311
Verisk Analytics, Inc.	19,122	6,006,985
Vertiv Holdings Co., Class A	49,428	5,334,764
W.W. Grainger, Inc.	6,253	6,800,513
Wabtec Corp.	23,360	4,726,195
Waste Connections, Inc.	35,303	6,957,868
Waste Management, Inc.	54,975	13,247,326
Watsco, Inc.(c)	4,756	2,109,619
Xylem, Inc.	33,251	4,190,956
		626,335,069
Information Technology-31.55%
Accenture PLC, Class A (Ireland)	85,540	27,100,783
Adobe, Inc.(b)	58,236	24,173,181
Advanced Micro Devices, Inc.(b)	221,991	24,581,063
Akamai Technologies, Inc.(b)	19,965	1,515,942
Amphenol Corp., Class A	165,579	14,890,519
Analog Devices, Inc.	67,770	14,501,425
ANSYS, Inc.(b)	11,977	3,962,231
Apple, Inc.	2,052,623	412,269,330
Applied Materials, Inc.	111,012	17,401,131
AppLovin Corp., Class A(b)	31,694	12,455,742
Arista Networks, Inc.(b)	146,472	12,690,334
Atlassian Corp., Class A(b)	22,408	4,652,573
Autodesk, Inc.(b)	29,104	8,618,276
Bentley Systems, Inc., Class B	21,912	1,045,860
Broadcom, Inc.	610,353	147,748,151
Cadence Design Systems, Inc.(b)	37,482	10,759,958
CDW Corp.	18,005	3,247,382
Cisco Systems, Inc.	543,596	34,268,292
Cloudflare, Inc., Class A(b)(c)	42,188	6,998,567
Cognizant Technology Solutions Corp., Class A	67,585	5,473,709
Corning, Inc.	111,217	5,515,251
CrowdStrike Holdings, Inc., Class A(b)	33,870	15,965,302
Datadog, Inc., Class A(b)	39,253	4,627,144
Dell Technologies, Inc., Class C	44,113	4,908,453
DocuSign, Inc.(b)	27,668	2,451,661
Dynatrace, Inc.(b)	40,903	2,209,171
Entegris, Inc.(c)	20,677	1,421,337
F5, Inc.(b)	7,878	2,248,224
Fair Isaac Corp.(b)	3,337	5,760,596
First Solar, Inc.(b)	13,921	2,200,632
Fortinet, Inc.(b)	89,332	9,092,211
Gartner, Inc.(b)	10,496	4,580,664
Gen Digital, Inc.	71,580	2,038,598
GoDaddy, Inc., Class A(b)	19,315	3,518,227
Hewlett Packard Enterprise Co.	179,488	3,101,553
HP, Inc.	128,811	3,207,394
HubSpot, Inc.(b)	6,770	3,993,623
Intel Corp.	595,833	11,648,535
International Business Machines Corp.	126,702	32,823,420
Intuit, Inc.	38,199	28,781,801
Jabil, Inc.	14,668	2,464,371
Juniper Networks, Inc.	45,527	1,635,785
Keysight Technologies, Inc.(b)	23,613	3,708,186
KLA Corp.	18,158	13,743,427
Lam Research Corp.	175,400	14,170,566
	Shares	Value
Information Technology-(continued)
Marvell Technology, Inc.	118,339	$7,122,824
Microchip Technology, Inc.	73,488	4,265,244
Micron Technology, Inc.	152,706	14,424,609
Microsoft Corp.	964,994	444,244,638
MicroStrategy, Inc., Class A(b)(c)	33,818	12,480,871
MongoDB, Inc.(b)	11,094	2,094,880
Monolithic Power Systems, Inc.	6,540	4,328,826
Motorola Solutions, Inc.	22,803	9,471,910
NetApp, Inc.	28,199	2,796,213
Nutanix, Inc., Class A(b)	34,615	2,654,624
NVIDIA Corp.	3,334,028	450,527,204
NXP Semiconductors N.V. (Netherlands)	34,655	6,623,610
Okta, Inc.(b)(c)	22,658	2,337,626
ON Semiconductor Corp.(b)	57,669	2,423,251
Oracle Corp.	229,903	38,055,844
Palantir Technologies, Inc., Class A(b)	292,692	38,570,952
Palo Alto Networks, Inc.(b)	90,470	17,408,237
PTC, Inc.(b)	16,441	2,767,349
Pure Storage, Inc., Class A(b)(c)	42,320	2,267,929
QUALCOMM, Inc.	151,124	21,943,205
Roper Technologies, Inc.	14,673	8,367,572
Salesforce, Inc.	131,312	34,846,265
Samsara, Inc., Class A(b)(c)	38,908	1,810,778
Seagate Technology Holdings PLC(c)	28,928	3,411,768
ServiceNow, Inc.(b)	28,285	28,598,681
Snowflake, Inc., Class A(b)	43,369	8,919,702
Super Micro Computer, Inc.(b)(c)	68,930	2,758,579
Synopsys, Inc.(b)	21,127	9,802,505
TE Connectivity PLC (Switzerland)	40,767	6,525,574
Teledyne Technologies, Inc.(b)	6,400	3,192,704
Teradyne, Inc.	22,073	1,734,938
Texas Instruments, Inc.	124,332	22,734,106
Trimble, Inc.(b)	33,585	2,393,603
Twilio, Inc., Class A(b)	19,894	2,341,524
Tyler Technologies, Inc.(b)	5,890	3,398,471
VeriSign, Inc.	11,576	3,154,113
Western Digital Corp.(b)	47,238	2,435,119
Workday, Inc., Class A(b)	29,418	7,287,133
Zebra Technologies Corp., Class A(b)	6,988	2,024,913
Zoom Communications, Inc., Class A(b)	34,314	2,788,012
Zscaler, Inc.(b)(c)	13,742	3,788,669
		2,223,295,156
Materials-2.03%
Air Products and Chemicals, Inc.	30,399	8,478,585
Amcor PLC	312,086	2,843,103
Avery Dennison Corp.	10,790	1,917,707
Ball Corp.	36,655	1,963,975
CF Industries Holdings, Inc.	22,746	2,063,290
Corteva, Inc.	93,327	6,607,552
CRH PLC	92,615	8,442,783
Crown Holdings, Inc.	15,982	1,574,227
Dow, Inc.	96,172	2,667,811
DuPont de Nemours, Inc.	57,184	3,819,891
Ecolab, Inc.	34,880	9,264,826
Freeport-McMoRan, Inc.	196,362	7,556,010
International Flavors & Fragrances, Inc.	34,944	2,675,313
International Paper Co.	68,523	3,276,085
Linde PLC	64,619	30,214,552
LyondellBasell Industries N.V., Class A	35,290	1,993,532
Martin Marietta Materials, Inc.	8,332	4,562,187
Newmont Corp.	154,029	8,120,409
Nucor Corp.	31,529	3,448,011
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Packaging Corp. of America	12,288	$2,373,673
PPG Industries, Inc.	31,014	3,436,351
Reliance, Inc.	7,227	2,116,210
RPM International, Inc.(c)	17,548	1,997,664
Sherwin-Williams Co. (The)	32,648	11,714,429
Smurfit WestRock PLC	71,323	3,090,426
Steel Dynamics, Inc.	19,458	2,394,696
Vulcan Materials Co.	18,050	4,784,513
		143,397,811
Real Estate-2.23%
Alexandria Real Estate Equities, Inc.	21,286	1,494,064
American Homes 4 Rent, Class A	45,443	1,720,018
American Tower Corp.	63,964	13,729,873
AvalonBay Communities, Inc.	19,453	4,022,297
BXP, Inc.(c)	20,552	1,383,766
Camden Property Trust	14,587	1,713,827
CBRE Group, Inc., Class A(b)	40,973	5,122,444
CoStar Group, Inc.(b)	57,630	4,239,263
Crown Castle, Inc.	59,498	5,970,624
Digital Realty Trust, Inc.	46,014	7,892,321
Equinix, Inc.	13,366	11,879,968
Equity LifeStyle Properties, Inc.	24,812	1,577,299
Equity Residential	46,695	3,275,187
Essex Property Trust, Inc.	8,789	2,495,197
Extra Space Storage, Inc.	28,999	4,383,199
Gaming and Leisure Properties, Inc.	37,553	1,753,725
Healthpeak Properties, Inc.	95,457	1,661,906
Invitation Homes, Inc.	79,557	2,681,071
Iron Mountain, Inc.	40,137	3,961,923
Kimco Realty Corp.	92,847	1,973,927
Mid-America Apartment Communities, Inc.	15,974	2,502,327
Prologis, Inc.	126,663	13,755,602
Public Storage	21,572	6,653,021
Realty Income Corp.	121,852	6,899,260
Regency Centers Corp.	23,564	1,700,143
SBA Communications Corp., Class A	14,761	3,422,928
Simon Property Group, Inc.	44,578	7,269,334
Sun Communities, Inc.(c)	17,434	2,152,053
UDR, Inc.	42,990	1,781,076
Ventas, Inc.	59,807	3,844,394
VICI Properties, Inc.	144,388	4,578,544
W.P. Carey, Inc.(c)	29,921	1,877,842
Welltower, Inc.	88,600	13,669,208
Weyerhaeuser Co.	99,180	2,569,754
Zillow Group, Inc., Class C(b)(c)	22,383	1,502,123
		157,109,508
Utilities-2.42%
Alliant Energy Corp.	35,099	2,184,211
Ameren Corp.	36,914	3,576,228
American Electric Power Co., Inc.	72,964	7,551,044
American Water Works Co., Inc.	26,646	3,809,579
Atmos Energy Corp.	21,689	3,354,855
CenterPoint Energy, Inc.(c)	89,053	3,316,334
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	40,871	$2,870,370
Consolidated Edison, Inc.	49,218	5,142,789
Constellation Energy Corp.	42,811	13,106,588
Dominion Energy, Inc.	116,447	6,599,051
DTE Energy Co.	28,355	3,874,711
Duke Energy Corp.	106,173	12,498,686
Edison International	52,610	2,927,747
Entergy Corp.	59,165	4,927,261
Essential Utilities, Inc.	35,765	1,378,025
Evergy, Inc.	31,429	2,087,200
Eversource Energy	50,158	3,250,740
Exelon Corp.	137,943	6,044,662
FirstEnergy Corp.	74,916	3,141,977
NextEra Energy, Inc.	281,285	19,869,972
NiSource, Inc.	64,304	2,542,580
NRG Energy, Inc.	27,829	4,338,541
PG&E Corp.	300,293	5,068,946
PPL Corp.	100,984	3,509,194
Public Service Enterprise Group, Inc.	68,124	5,520,088
Sempra	89,078	7,000,640
Southern Co. (The)	149,868	13,488,120
Vistra Corp.	46,479	7,463,133
WEC Energy Group, Inc.	43,601	4,684,491
Xcel Energy, Inc.	78,706	5,517,291
		170,645,054
Total Common Stocks & Other Equity Interests (Cost $5,971,699,714)		7,042,228,036
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $3,913,910)	3,913,910	3,913,910
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $5,975,613,624)		7,046,141,946
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.98%
Invesco Private Government Fund, 4.29%(d)(e)(f)	19,469,235	19,469,235
Invesco Private Prime Fund, 4.45%(d)(e)(f)	49,858,995	49,868,967
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,338,202)		69,338,202
TOTAL INVESTMENTS IN SECURITIES-100.96% (Cost $6,044,951,826)		7,115,480,148
OTHER ASSETS LESS LIABILITIES-(0.96)%		(67,613,996)
NET ASSETS-100.00%		$7,047,866,152
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$74,137,397	$(70,223,487)	$-	$-	$3,913,910	$70,330
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,682,463	204,108,786	(204,322,014)	-	-	19,469,235	762,933 *
Invesco Private Prime Fund	48,906,162	396,815,533	(395,839,861)	(2,592)	(10,275)	49,868,967	2,035,810 *
Total	$68,588,625	$675,061,716	$(670,385,362)	$(2,592)	$(10,275)	$73,252,112	$2,869,073

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-7.13%
Alphabet, Inc., Class A	2,464	$423,167
Angi, Inc.(b)(c)	4,825	75,511
AT&T, Inc.	125,631	3,492,542
Charter Communications, Inc., Class A(b)	9,495	3,762,584
Comcast Corp., Class A	94,500	3,266,865
Electronic Arts, Inc.	2,409	346,366
Fox Corp., Class A	6,475	355,737
Frontier Communications Parent, Inc.(b)	91,496	3,314,900
IAC, Inc.(b)(c)	9,188	330,400
Interpublic Group of Cos., Inc. (The)	12,676	303,717
Iridium Communications, Inc.	122,151	3,102,635
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	41,463	3,889,229
Liberty Global Ltd., Class C (Belgium)(b)(c)	273,957	2,706,695
Liberty Media Corp.-Liberty Formula One(b)(c)	3,938	380,135
Liberty Media Corp.-Liberty Live, Series C(b)	5,268	384,301
Live Nation Entertainment, Inc.(b)	2,850	390,991
Madison Square Garden Sports Corp., Class A(b)	1,775	337,055
Match Group, Inc.	13,302	398,262
Meta Platforms, Inc., Class A	713	461,660
Netflix, Inc.(b)	382	461,162
New York Times Co. (The), Class A	6,915	394,985
News Corp., Class A	12,583	355,344
Nexstar Media Group, Inc., Class A	1,967	335,216
Omnicom Group, Inc.	4,163	305,731
Paramount Global, Class B(c)	28,416	343,834
Pinterest, Inc., Class A(b)	12,851	399,795
Playtika Holding Corp.(c)	71,427	338,564
Roblox Corp., Class A(b)	5,931	515,878
Roku, Inc., Class A(b)	48,506	3,514,745
Sirius XM Holdings, Inc.(c)	15,155	328,560
Spotify Technology S.A. (Sweden)(b)	612	407,066
Take-Two Interactive Software, Inc.(b)	1,623	367,252
TKO Group Holdings, Inc.	2,341	369,433
T-Mobile US, Inc.	12,655	3,065,041
Trade Desk, Inc. (The), Class A(b)	6,144	462,152
TripAdvisor, Inc.(b)	24,180	344,323
Trump Media & Technology Group Corp.(b)(c)	20,885	445,477
Verizon Communications, Inc.	75,011	3,297,484
Walt Disney Co. (The)	3,407	385,127
Warner Bros. Discovery, Inc.(b)	33,436	333,357
ZoomInfo Technologies, Inc., Class A(b)(c)	38,114	363,989
		44,857,267
Consumer Discretionary-7.11%
ADT, Inc.	39,709	330,379
Advance Auto Parts, Inc.(c)	8,665	415,313
Airbnb, Inc., Class A(b)	2,766	356,814
Amazon.com, Inc.(b)	1,702	348,927
Amer Sports, Inc. (Finland)(b)(c)	12,436	452,422
Aptiv PLC (Jersey)(b)	5,319	355,362
Aramark(c)	9,603	388,921
AutoNation, Inc.(b)	2,111	388,107
AutoZone, Inc.(b)	98	365,838
Bath & Body Works, Inc.	11,625	326,895
Best Buy Co., Inc.	4,706	311,914
Birkenstock Holding PLC (Germany)(b)(c)	7,529	404,910
Booking Holdings, Inc.	81	447,033
BorgWarner, Inc.	11,913	394,201
Boyd Gaming Corp.	5,036	377,549
Bright Horizons Family Solutions, Inc.(b)	2,679	346,127
	Shares	Value
Consumer Discretionary-(continued)
Brunswick Corp.	5,174	$261,908
Burlington Stores, Inc.(b)(c)	1,452	331,448
Caesars Entertainment, Inc., (Acquired 06/25/2021 - 05/16/2025; Cost $653,709)(b)(e)	12,427	334,038
Capri Holdings Ltd.(b)(c)	15,665	283,850
CarMax, Inc.(b)	4,775	307,797
Carnival Corp.(b)	17,301	401,729
Carter’s, Inc.	8,298	260,308
Carvana Co.(b)(c)	1,988	650,394
Cava Group, Inc.(b)	4,458	362,302
Chipotle Mexican Grill, Inc.(b)	6,789	339,993
Choice Hotels International, Inc.(c)	2,588	327,848
Churchill Downs, Inc.(c)	3,076	293,666
Columbia Sportswear Co.(c)	4,242	270,555
Coupang, Inc. (South Korea)(b)	14,907	418,141
Crocs, Inc.(b)	3,303	336,906
D.R. Horton, Inc.	2,640	311,678
Darden Restaurants, Inc.	1,819	389,648
Deckers Outdoor Corp.(b)	2,820	297,566
Dick’s Sporting Goods, Inc.	1,767	316,894
Dillard’s, Inc., Class A(c)	916	362,754
Domino’s Pizza, Inc.	812	384,742
DoorDash, Inc., Class A(b)	2,241	467,585
DraftKings, Inc., Class A(b)	8,942	320,839
Duolingo, Inc.(b)	1,261	655,228
Dutch Bros, Inc., Class A(b)	5,524	398,833
eBay, Inc.	5,152	376,972
Etsy, Inc.(b)	7,447	412,191
Expedia Group, Inc.	2,105	351,009
Five Below, Inc.(b)	4,583	534,240
Floor & Decor Holdings, Inc., Class A(b)(c)	3,885	278,516
Ford Motor Co.	34,708	360,269
GameStop Corp., Class A(b)	15,075	449,235
Gap, Inc. (The)	15,928	355,354
Garmin Ltd.	1,580	320,693
General Motors Co.	7,016	348,064
Gentex Corp.	13,857	298,895
Genuine Parts Co.	2,765	349,828
Grand Canyon Education, Inc.(b)	2,009	397,471
H&R Block, Inc.	6,627	377,408
Harley-Davidson, Inc.	13,668	330,902
Hasbro, Inc.	5,584	372,509
Hilton Worldwide Holdings, Inc.	1,494	371,169
Home Depot, Inc. (The)	956	352,085
Hyatt Hotels Corp., Class A	2,729	360,310
Kohl’s Corp.(c)	40,279	327,468
Las Vegas Sands Corp.	7,737	318,455
Lear Corp.	3,542	320,268
Leggett & Platt, Inc.	41,387	374,966
Lennar Corp., Class A	2,837	300,949
Light & Wonder, Inc.(b)(c)	3,255	293,341
Lithia Motors, Inc., Class A	1,155	366,031
LKQ Corp.	8,009	324,124
Lowe’s Cos., Inc.	1,488	335,886
Lucid Group, Inc.(b)(c)	162,928	363,329
lululemon athletica, inc.(b)	1,068	338,204
Macy’s, Inc.	24,248	288,309
Marriott International, Inc., Class A	1,399	369,098
Marriott Vacations Worldwide Corp.	4,974	327,588
Mattel, Inc.(b)	16,825	318,666
McDonald’s Corp.	1,110	348,373
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International(b)	10,970	$347,200
Mohawk Industries, Inc.(b)	2,621	263,699
Murphy USA, Inc.	788	336,311
Newell Brands, Inc.	50,800	269,240
NIKE, Inc., Class B	4,559	276,230
Norwegian Cruise Line Holdings Ltd.(b)	17,852	315,088
NVR, Inc.(b)	49	348,681
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	3,264	363,773
O’Reilly Automotive, Inc.(b)	271	370,592
PENN Entertainment, Inc.(b)(c)	20,384	302,295
Penske Automotive Group, Inc.	2,216	363,823
Planet Fitness, Inc., Class A(b)	3,551	365,149
Polaris, Inc.	7,834	307,249
Pool Corp.(c)	1,032	310,209
PulteGroup, Inc.	3,269	320,460
PVH Corp.	5,173	433,342
QuantumScape Corp.(b)(c)	79,695	318,780
Ralph Lauren Corp.	1,528	422,966
RH(b)(c)	1,528	276,736
Rivian Automotive, Inc., Class A(b)(c)	31,171	452,915
Ross Stores, Inc.	2,681	375,581
Royal Caribbean Cruises Ltd.	1,591	408,839
Service Corp. International	4,208	328,224
SharkNinja, Inc.(b)(c)	3,800	349,334
Skechers U.S.A., Inc., Class A(b)	5,906	366,408
Somnigroup International, Inc.	6,013	391,206
Starbucks Corp.	3,451	289,711
Tapestry, Inc.	4,745	372,720
Tesla, Inc.(b)	1,381	478,461
Texas Roadhouse, Inc.	1,976	385,735
Thor Industries, Inc.(c)	4,305	349,523
TJX Cos., Inc. (The)	2,939	372,959
Toll Brothers, Inc.	3,209	334,538
TopBuild Corp.(b)	987	279,212
Tractor Supply Co.(c)	6,400	309,760
Travel + Leisure Co.	7,087	344,216
Ulta Beauty, Inc.(b)	1,052	495,976
Under Armour, Inc., Class A(b)(c)	46,915	314,800
V.F. Corp.	20,283	252,726
Vail Resorts, Inc.(c)	2,072	331,872
Valvoline, Inc.(b)	9,499	328,570
Wayfair, Inc., Class A(b)(c)	10,665	439,825
Wendy’s Co. (The)	21,686	247,220
Whirlpool Corp.(c)	3,733	291,510
Williams-Sonoma, Inc.	2,007	324,652
Wingstop, Inc.	1,559	532,710
Wyndham Hotels & Resorts, Inc.	3,768	311,915
Wynn Resorts Ltd.	3,981	360,440
YETI Holdings, Inc.(b)	10,367	316,816
Yum! Brands, Inc.	2,154	310,047
		44,769,781
Consumer Staples-8.97%
Albertson’s Cos., Inc., Class A	47,550	1,057,036
Altria Group, Inc.	17,176	1,041,037
Archer-Daniels-Midland Co.	21,313	1,028,778
BellRing Brands, Inc.(b)	15,216	957,847
BJ’s Wholesale Club Holdings, Inc., Class C(b)	3,065	346,989
Boston Beer Co., Inc. (The), Class A(b)	4,532	1,041,680
Brown-Forman Corp., Class B	28,999	966,827
Bunge Global S.A.	13,695	1,070,264
Casey’s General Stores, Inc.	2,618	1,146,056
Celsius Holdings, Inc.(b)(c)	37,849	1,433,720
	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.	9,424	$926,473
Clorox Co. (The)	6,835	901,400
Coca-Cola Co. (The)	14,770	1,064,917
Coca-Cola Consolidated, Inc.	7,895	905,162
Colgate-Palmolive Co.	11,129	1,034,329
Conagra Brands, Inc.	38,913	890,719
Constellation Brands, Inc., Class A	5,662	1,009,478
Costco Wholesale Corp.	382	397,349
Coty, Inc., Class A(b)(c)	60,902	300,247
Darling Ingredients, Inc.(b)(c)	35,960	1,120,514
Dollar General Corp.	4,139	402,518
Dollar Tree, Inc.(b)	5,035	454,459
e.l.f. Beauty, Inc.(b)(c)	5,253	590,910
Estee Lauder Cos., Inc. (The), Class A	5,105	341,729
Flowers Foods, Inc.	54,378	918,988
Freshpet, Inc.(b)(c)	11,647	933,623
General Mills, Inc.	16,839	913,684
Grocery Outlet Holding Corp.(b)(c)	81,079	1,101,053
Hershey Co. (The)	5,982	961,248
Hormel Foods Corp.	34,076	1,045,452
Ingredion, Inc.	7,731	1,075,537
J.M. Smucker Co. (The)	9,014	1,015,067
Kellanova	12,237	1,011,143
Kenvue, Inc.	43,459	1,037,366
Keurig Dr Pepper, Inc.	30,444	1,025,049
Kimberly-Clark Corp.	7,202	1,035,359
Kraft Heinz Co. (The)	33,263	889,120
Kroger Co. (The)	15,248	1,040,371
Lamb Weston Holdings, Inc.	20,704	1,154,869
Maplebear, Inc.(b)	10,681	487,801
McCormick & Co., Inc.	12,493	908,616
Molson Coors Beverage Co., Class B	17,550	940,504
Mondelez International, Inc., Class A	15,934	1,075,386
Monster Beverage Corp.(b)	18,539	1,185,569
PepsiCo, Inc.	6,797	893,466
Performance Food Group Co.(b)	13,717	1,228,494
Philip Morris International, Inc.	6,706	1,211,037
Pilgrim’s Pride Corp.	20,045	985,412
Post Holdings, Inc.(b)	9,020	997,522
Procter & Gamble Co. (The)	6,082	1,033,271
Reynolds Consumer Products, Inc.	43,974	970,946
Seaboard Corp.	388	1,038,746
Smithfield Foods, Inc.	53,103	1,241,548
Spectrum Brands Holdings, Inc.	14,235	822,356
Sysco Corp.	14,134	1,031,782
Target Corp.	3,165	297,542
The Campbell’s Company(c)	26,803	912,374
Tyson Foods, Inc., Class A	16,800	943,488
US Foods Holding Corp.(b)	15,824	1,251,995
Walgreens Boots Alliance, Inc.	89,504	1,006,920
Walmart, Inc.	3,907	385,699
		56,438,841
Energy-7.93%
Antero Midstream Corp.	79,878	1,500,109
Antero Resources Corp.(b)	37,153	1,391,380
APA Corp.	70,978	1,207,336
Baker Hughes Co., Class A	32,373	1,199,420
Cheniere Energy, Inc.	6,386	1,513,418
Chevron Corp.	8,810	1,204,327
Chord Energy Corp.	13,090	1,178,100
Civitas Resources, Inc.	41,410	1,133,392
ConocoPhillips	14,065	1,200,448
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Coterra Energy, Inc.	50,593	$1,229,916
Devon Energy Corp.	40,010	1,210,703
Diamondback Energy, Inc.	9,285	1,249,297
DT Midstream, Inc.	14,469	1,515,483
EOG Resources, Inc.	11,158	1,211,424
EQT Corp.	27,652	1,524,455
Expand Energy Corp.	13,350	1,550,335
Exxon Mobil Corp.	12,453	1,273,942
Halliburton Co.	55,528	1,087,793
Hess Corp.	9,399	1,242,454
HF Sinclair Corp.	43,532	1,572,811
Kinder Morgan, Inc.	50,916	1,427,685
Marathon Petroleum Corp.	9,875	1,587,307
Matador Resources Co.	28,817	1,239,419
New Fortress Energy, Inc.(c)	158,392	394,396
NOV, Inc.	96,619	1,159,428
Occidental Petroleum Corp.	29,730	1,212,389
ONEOK, Inc.	14,444	1,167,653
Ovintiv, Inc.	34,914	1,250,619
Permian Resources Corp.	104,540	1,318,249
Phillips 66	11,038	1,252,592
Range Resources Corp.	36,073	1,372,217
Schlumberger N.V.	33,848	1,118,676
Targa Resources Corp.	7,392	1,167,419
TechnipFMC PLC (United Kingdom)	51,020	1,589,273
Texas Pacific Land Corp.(c)	1,076	1,198,696
Valero Energy Corp.	10,734	1,384,364
Viper Energy, Inc.	32,610	1,294,291
Weatherford International PLC	26,038	1,135,257
Williams Cos., Inc. (The)	24,074	1,456,718
		49,923,191
Financials-10.21%
Affiliated Managers Group, Inc.	2,524	444,224
Affirm Holdings, Inc.(b)(c)	6,202	321,884
Aflac, Inc.	3,805	393,970
AGNC Investment Corp.	39,840	356,170
Allstate Corp. (The)	1,985	416,592
Ally Financial, Inc.	12,132	424,620
American Express Co.	1,131	332,571
American Financial Group, Inc.	3,201	396,860
American International Group, Inc.	4,903	414,990
Ameriprise Financial, Inc.	863	439,474
Annaly Capital Management, Inc.	18,970	359,481
Aon PLC, Class A	1,017	378,405
Apollo Global Management, Inc.	3,076	402,002
Arch Capital Group Ltd.	4,421	420,172
Ares Management Corp., Class A	2,848	471,344
Arthur J. Gallagher & Co.	1,234	428,741
Assurant, Inc.	1,966	399,059
Assured Guaranty Ltd.	4,757	402,204
AXIS Capital Holdings Ltd.	4,365	453,087
Bank of America Corp.	10,087	445,139
Bank of New York Mellon Corp. (The)	5,032	445,886
Bank OZK(c)	9,326	413,422
Berkshire Hathaway, Inc., Class B(b)	812	409,216
BlackRock, Inc.	451	441,930
Blackstone, Inc., Class A	2,939	407,816
Block, Inc., Class A(b)	5,376	331,968
Blue Owl Capital, Inc.	21,646	404,347
BOK Financial Corp.	4,044	381,834
Brighthouse Financial, Inc.(b)	7,506	448,934
Brown & Brown, Inc.	3,389	382,618
	Shares	Value
Financials-(continued)
Capital One Financial Corp.	4,428	$837,556
Carlyle Group, Inc. (The)	9,887	446,892
Cboe Global Markets, Inc.	1,882	431,204
Charles Schwab Corp. (The)	5,440	480,570
Chubb Ltd.	1,393	414,000
Cincinnati Financial Corp.	2,813	424,257
Citigroup, Inc.	5,949	448,079
Citizens Financial Group, Inc.	10,073	406,446
CME Group, Inc., Class A	1,542	445,638
CNA Financial Corp.	8,328	398,994
Coinbase Global, Inc., Class A(b)	2,251	555,142
Columbia Banking System, Inc.	16,724	391,007
Comerica, Inc.	7,010	400,201
Commerce Bancshares, Inc.	6,803	428,657
Corebridge Financial, Inc.	13,104	427,321
Corpay, Inc.(b)	890	289,348
Credit Acceptance Corp.(b)(c)	887	423,365
Cullen/Frost Bankers, Inc.	3,334	423,351
East West Bancorp, Inc.	4,708	429,370
Equitable Holdings, Inc.	8,074	426,872
Euronet Worldwide, Inc.(b)	2,873	311,088
Evercore, Inc., Class A	2,066	478,258
Everest Group Ltd.	1,142	396,491
F.N.B. Corp.	30,532	423,479
FactSet Research Systems, Inc.	940	430,764
Fidelity National Financial, Inc.	6,332	346,804
Fidelity National Information Services, Inc.	4,169	331,894
Fifth Third Bancorp	10,675	407,678
First American Financial Corp.	6,390	356,626
First Citizens BancShares, Inc., Class A	241	445,580
First Hawaiian, Inc.	16,567	395,620
First Horizon Corp.	21,680	430,998
Fiserv, Inc.(b)	1,394	226,929
Franklin Resources, Inc.	21,153	457,751
Global Payments, Inc.	3,154	238,474
Globe Life, Inc.	3,278	399,490
Goldman Sachs Group, Inc. (The)	796	477,958
Hanover Insurance Group, Inc. (The)	2,413	424,640
Hartford Insurance Group, Inc. (The)	3,611	468,852
Houlihan Lokey, Inc.	2,568	448,578
Huntington Bancshares, Inc.	28,026	438,046
Interactive Brokers Group, Inc., Class A	2,490	522,103
Intercontinental Exchange, Inc.	2,359	424,148
Invesco Ltd.(f)	26,776	387,181
Jack Henry & Associates, Inc.	1,656	300,018
Janus Henderson Group PLC	11,010	399,993
Jefferies Financial Group, Inc.	7,377	358,522
JPMorgan Chase & Co.	1,771	467,544
Kemper Corp.	6,024	383,910
KeyCorp	26,417	418,974
Kinsale Capital Group, Inc.	923	435,647
KKR & Co., Inc., Class A	3,683	447,337
Lazard, Inc.	8,910	386,694
Lincoln National Corp.	11,615	384,921
Loews Corp.	4,723	421,717
LPL Financial Holdings, Inc.	1,349	522,279
M&T Bank Corp.	2,341	427,560
Markel Group, Inc.(b)	230	446,591
MarketAxess Holdings, Inc.	1,895	410,097
Marsh & McLennan Cos., Inc.	1,736	405,634
Mastercard, Inc., Class A	595	348,432
MetLife, Inc.	5,155	405,080
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
MGIC Investment Corp.	17,747	$469,408
Moody’s Corp.	926	443,850
Morgan Stanley	3,587	459,244
Morningstar, Inc.	1,422	438,573
MSCI, Inc.	776	437,680
Nasdaq, Inc.	5,522	461,308
Northern Trust Corp.	4,167	444,786
NU Holdings Ltd., Class A (Brazil)(b)(c)	37,239	447,240
Old Republic International Corp.	10,943	413,645
OneMain Holdings, Inc.	8,830	457,747
PayPal Holdings, Inc.(b)	4,341	305,085
Pinnacle Financial Partners, Inc.	4,008	425,970
PNC Financial Services Group, Inc. (The)	2,395	416,275
Popular, Inc.	4,563	472,407
Primerica, Inc.	1,451	392,641
Principal Financial Group, Inc.	4,963	386,568
Progressive Corp. (The)	1,437	409,444
Prosperity Bancshares, Inc.	5,776	402,298
Prudential Financial, Inc.	3,807	395,509
Raymond James Financial, Inc.	2,856	419,775
Regions Financial Corp.	19,199	411,627
Reinsurance Group of America, Inc.	2,151	437,277
RenaissanceRe Holdings Ltd. (Bermuda)	1,691	421,769
Rithm Capital Corp.	35,041	390,707
RLI Corp.	5,376	413,253
Robinhood Markets, Inc., Class A(b)	11,111	734,993
Rocket Cos., Inc., Class A(c)	29,148	371,637
Ryan Specialty Holdings, Inc., Class A	5,859	419,329
S&P Global, Inc.	850	435,931
SEI Investments Co.	5,560	474,046
Shift4 Payments, Inc., Class A(b)(c)	3,457	327,689
SLM Corp.	14,117	456,967
SoFi Technologies, Inc.(b)(c)	35,146	467,442
Starwood Property Trust, Inc.(c)	20,476	404,401
State Street Corp.	4,739	456,271
Stifel Financial Corp.	4,299	405,052
Synchrony Financial	5,607	323,244
Synovus Financial Corp.	9,057	433,196
T. Rowe Price Group, Inc.	4,345	406,649
TFS Financial Corp.(c)	33,189	438,427
Toast, Inc., Class A(b)	12,269	517,506
TPG, Inc.	8,593	413,581
Tradeweb Markets, Inc., Class A	3,000	433,350
Travelers Cos., Inc. (The)	1,564	431,195
Truist Financial Corp.	10,134	400,293
U.S. Bancorp	9,788	426,659
Unum Group	5,191	424,157
UWM Holdings Corp.(c)	69,515	298,914
Virtu Financial, Inc., Class A	11,703	470,344
Visa, Inc., Class A	890	325,019
Voya Financial, Inc.	6,154	409,364
W.R. Berkley Corp.	6,465	482,871
Webster Financial Corp.	8,255	424,967
Wells Fargo & Co.	5,845	437,089
Western Alliance Bancorporation	5,351	387,466
Western Union Co. (The)	27,576	255,905
WEX, Inc.(b)(c)	1,939	257,751
White Mountains Insurance Group Ltd.	226	403,365
Willis Towers Watson PLC	1,248	395,054
Wintrust Financial Corp.	3,714	443,489
	Shares	Value
Financials-(continued)
XP, Inc., Class A (Brazil)	28,821	$557,975
Zions Bancorporation N.A.	8,514	403,223
		64,266,507
Health Care-9.05%
10X Genomics, Inc., Class A(b)(c)	53,243	507,406
Abbott Laboratories	4,055	541,667
AbbVie, Inc.	2,491	463,600
Acadia Healthcare Co., Inc.(b)(c)	18,667	422,621
Agilent Technologies, Inc.	4,507	504,423
Align Technology, Inc.(b)	3,274	592,398
Alnylam Pharmaceuticals, Inc.(b)	2,174	662,113
Amedisys, Inc.(b)	5,685	534,788
Amgen, Inc.	1,680	484,142
Apellis Pharmaceuticals, Inc.(b)(c)	21,587	365,468
Avantor, Inc.(b)	33,251	429,270
Azenta, Inc.(b)(c)	14,384	384,340
Baxter International, Inc.	15,228	464,454
Becton, Dickinson and Co.	2,354	406,277
Biogen, Inc.(b)	3,756	487,491
BioMarin Pharmaceutical, Inc.(b)	7,449	432,563
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,146	486,992
Bio-Techne Corp.	8,790	425,436
Boston Scientific Corp.(b)	5,508	579,772
Bristol-Myers Squibb Co.	8,734	421,678
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)	7,730	5,411
Bruker Corp.(c)	11,695	429,206
Cardinal Health, Inc.	4,168	643,706
Cencora, Inc.	3,995	1,163,504
Centene Corp.(b)	9,073	512,080
Certara, Inc.(b)(c)	50,441	573,010
Charles River Laboratories International, Inc.(b)	3,152	427,506
Chemed Corp.	904	519,655
Cigna Group (The)	1,683	532,905
Cooper Cos., Inc. (The)(b)	6,770	462,256
CVS Health Corp.	15,324	981,349
Danaher Corp.	2,579	489,752
DaVita, Inc.(b)	3,727	507,841
DENTSPLY SIRONA, Inc.	35,061	560,275
DexCom, Inc.(b)	7,689	659,716
Doximity, Inc., Class A(b)	8,645	450,318
Edwards Lifesciences Corp.(b)	7,747	605,970
Elanco Animal Health, Inc.(b)(c)	51,026	685,789
Elevance Health, Inc.	1,319	506,285
Eli Lilly and Co.	682	503,091
Encompass Health Corp.	5,621	679,579
Enovis Corp.(b)(c)	14,692	459,860
Envista Holdings Corp.(b)(c)	32,365	591,309
Exact Sciences Corp.(b)(c)	12,219	687,685
Exelixis, Inc.(b)	14,293	615,171
Fortrea Holdings, Inc.(b)(c)	54,908	236,104
GE HealthCare Technologies, Inc.	6,454	455,265
Gilead Sciences, Inc.	4,644	511,212
Globus Medical, Inc., Class A(b)	7,544	446,454
GRAIL, Inc.(b)(c)	19,540	750,531
HCA Healthcare, Inc.	1,668	636,159
Henry Schein, Inc.(b)	7,531	527,095
Hologic, Inc.(b)	8,659	538,330
Humana, Inc.	2,090	487,242
IDEXX Laboratories, Inc.(b)	1,341	688,416
Illumina, Inc.(b)	6,261	514,905
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	7,773	$505,711
Inspire Medical Systems, Inc.(b)(c)	3,307	457,027
Insulet Corp.(b)	2,149	698,489
Intuitive Surgical, Inc.(b)	1,102	608,679
Ionis Pharmaceuticals, Inc.(b)(c)	15,984	535,624
IQVIA Holdings, Inc.(b)	2,923	410,185
Jazz Pharmaceuticals PLC(b)	3,861	417,258
Johnson & Johnson	3,226	500,707
Labcorp Holdings, Inc.	2,229	554,954
Masimo Corp.(b)(c)	3,175	515,937
McKesson Corp.	1,566	1,126,753
Medpace Holdings, Inc.(b)(c)	1,652	487,175
Medtronic PLC	5,700	472,986
Merck & Co., Inc.	5,562	427,384
Mettler-Toledo International, Inc.(b)	243	280,791
Moderna, Inc.(b)(c)	15,335	407,298
Molina Healthcare, Inc.(b)	1,688	514,908
Natera, Inc.(b)	3,691	582,181
Neurocrine Biosciences, Inc.(b)	4,824	593,448
Organon & Co.	35,168	324,249
Penumbra, Inc.(b)	2,021	539,546
Perrigo Co. PLC	19,596	524,585
Pfizer, Inc.	20,549	482,696
Premier, Inc., Class A	29,265	672,510
QIAGEN N.V.(c)	13,529	610,564
Quest Diagnostics, Inc.	3,117	540,301
QuidelOrtho Corp.(b)	14,776	453,180
Regeneron Pharmaceuticals, Inc.	821	402,520
Repligen Corp.(b)	3,693	436,033
ResMed, Inc.	2,417	591,657
Revvity, Inc.(c)	4,768	431,123
Roivant Sciences Ltd.(b)(c)	50,488	554,863
Royalty Pharma PLC, Class A	16,120	530,026
Sarepta Therapeutics, Inc.(b)(c)	5,345	200,972
Solventum Corp.(b)	7,279	532,022
Sotera Health Co.(b)(c)	46,309	566,822
STERIS PLC	2,462	603,707
Stryker Corp.	1,459	558,272
Teleflex, Inc.	3,855	471,351
Tenet Healthcare Corp.(b)	4,552	768,241
Thermo Fisher Scientific, Inc.	1,034	416,516
Ultragenyx Pharmaceutical, Inc.(b)	13,396	455,866
United Therapeutics Corp.(b)	1,718	547,784
UnitedHealth Group, Inc.	1,091	329,384
Universal Health Services, Inc., Class B	3,206	610,262
Veeva Systems, Inc., Class A(b)	2,303	644,149
Vertex Pharmaceuticals, Inc.(b)	1,046	462,384
Viatris, Inc.	58,578	514,901
Viking Therapeutics, Inc.(b)(c)	17,669	473,529
Waters Corp.(b)	1,457	508,843
West Pharmaceutical Services, Inc.	2,344	494,232
Zimmer Biomet Holdings, Inc.	4,886	450,343
Zoetis, Inc.	3,283	553,612
		56,996,381
Industrials-10.16%
3M Co.	1,993	295,662
A.O. Smith Corp.	4,435	285,215
AAON, Inc.	3,712	357,428
Acuity, Inc.	1,125	292,376
Advanced Drainage Systems, Inc.	2,757	303,160
AECOM	3,123	343,062
AGCO Corp.	3,154	309,029
	Shares	Value
Industrials-(continued)
Air Lease Corp., Class A	6,524	$375,848
Alaska Air Group, Inc.(b)	6,289	320,299
Allegion PLC	2,319	330,921
Allison Transmission Holdings, Inc.	3,109	321,844
Amentum Holdings, Inc.(b)	16,605	343,059
American Airlines Group, Inc.(b)	31,001	353,721
AMETEK, Inc.	1,678	299,926
API Group Corp.(b)(c)	8,125	379,194
Armstrong World Industries, Inc.	2,137	332,581
Automatic Data Processing, Inc.	1,002	326,181
Avis Budget Group, Inc.(b)(c)	5,956	725,381
Axon Enterprise, Inc.(b)	543	407,445
AZEK Co., Inc. (The)(b)	7,340	363,403
Boeing Co. (The)(b)	1,817	376,700
Booz Allen Hamilton Holding Corp.	2,612	277,525
Broadridge Financial Solutions, Inc.	1,769	429,566
Builders FirstSource, Inc.(b)	2,392	257,571
BWX Technologies, Inc.	3,000	376,800
C.H. Robinson Worldwide, Inc.	3,023	290,117
CACI International, Inc., Class A(b)	1,088	465,664
Carlisle Cos., Inc.	896	340,641
Carrier Global Corp.	4,531	322,607
Caterpillar, Inc.	878	305,570
Cintas Corp.	1,527	345,866
Clarivate PLC(b)(c)	100,309	423,304
Clean Harbors, Inc.(b)	6,954	1,577,098
CNH Industrial N.V.(c)	23,165	289,794
Comfort Systems USA, Inc.	901	430,885
Concentrix Corp.(c)	9,262	518,348
Copart, Inc.(b)	6,324	325,560
Core & Main, Inc., Class A(b)	6,284	344,426
Crane Co.	1,934	331,488
CSX Corp.	9,981	315,300
Cummins, Inc.	933	299,941
Curtiss-Wright Corp.	929	408,862
Dayforce, Inc.(b)(c)	7,678	453,616
Deere & Co.	620	313,881
Delta Air Lines, Inc.	7,526	364,183
Donaldson Co., Inc.	4,335	301,499
Dover Corp.	1,640	291,510
Dun & Bradstreet Holdings, Inc.	50,725	457,032
Eaton Corp. PLC	1,026	328,525
EMCOR Group, Inc.	819	386,453
Emerson Electric Co.	2,661	317,670
Equifax, Inc.	1,223	323,104
ESAB Corp.	2,512	308,951
Everus Construction Group, Inc.(b)(c)	7,699	445,849
Expeditors International of Washington, Inc.	2,500	281,825
Fastenal Co.	42,308	1,749,013
FedEx Corp.	1,202	262,156
Ferguson Enterprises, Inc.	1,882	343,164
Flowserve Corp.	6,114	305,150
Fortive Corp.	4,053	284,480
Fortune Brands Innovations, Inc.	4,837	243,785
FTI Consulting, Inc.(b)	1,792	294,175
Gates Industrial Corp. PLC(b)	15,458	326,937
GE Vernova, Inc.	971	459,264
Generac Holdings, Inc.(b)	2,271	277,357
General Dynamics Corp.	1,111	309,402
General Electric Co.	1,513	372,062
Genpact Ltd.	5,888	253,478
Graco, Inc.	3,519	297,919
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
GXO Logistics, Inc.(b)(c)	7,426	$305,506
Hayward Holdings, Inc.(b)	21,306	297,219
HEICO Corp.(c)	1,155	346,084
Hexcel Corp.	27,771	1,468,808
Honeywell International, Inc.	1,412	320,058
Howmet Aerospace, Inc.	2,392	406,377
Hubbell, Inc.	882	343,610
Huntington Ingalls Industries, Inc.	1,490	332,359
IDEX Corp.	1,630	294,883
Illinois Tool Works, Inc.	1,158	283,803
Ingersoll Rand, Inc.	3,636	296,843
ITT, Inc.	2,234	336,306
J.B. Hunt Transport Services, Inc.	1,950	270,758
Jacobs Solutions, Inc.	2,444	308,677
Johnson Controls International PLC	3,751	380,239
KBR, Inc.	8,001	417,572
Kirby Corp.(b)(c)	3,027	334,907
Knight-Swift Transportation Holdings, Inc.	6,374	282,496
L3Harris Technologies, Inc.	1,383	337,922
Landstar System, Inc.	1,956	268,402
Leidos Holdings, Inc.	3,017	448,085
Lennox International, Inc.	521	294,078
Lincoln Electric Holdings, Inc.	1,572	304,323
Loar Holdings, Inc.(b)(c)	4,587	399,298
Lockheed Martin Corp.	618	298,111
Lyft, Inc., Class A(b)	29,353	447,340
ManpowerGroup, Inc.	4,964	208,240
Masco Corp.	4,201	262,226
MasTec, Inc.(b)	2,499	389,669
Middleby Corp. (The)(b)(c)	1,973	288,315
MSA Safety, Inc.	1,948	317,466
MSC Industrial Direct Co., Inc., Class A	3,898	316,518
Nordson Corp.	1,444	306,114
Norfolk Southern Corp.	1,270	313,842
Northrop Grumman Corp.	591	286,499
nVent Electric PLC	5,362	352,820
Old Dominion Freight Line, Inc.	1,778	284,782
Oshkosh Corp.	3,063	303,819
Otis Worldwide Corp.	2,926	278,994
Owens Corning	2,109	282,501
PACCAR, Inc.	2,960	277,796
Parker-Hannifin Corp.	492	327,032
Parsons Corp.(b)(c)	7,059	457,706
Paychex, Inc.	2,027	320,084
Paycom Software, Inc.	1,978	512,480
Paylocity Holding Corp.(b)	1,587	302,958
Pentair PLC	3,468	343,956
Quanta Services, Inc.	1,158	396,684
RB Global, Inc. (Canada)	3,508	369,392
RBC Bearings, Inc.(b)(c)	4,650	1,701,296
Regal Rexnord Corp.	2,534	338,137
Republic Services, Inc.	5,758	1,481,476
Robert Half, Inc.(c)	5,601	256,470
Rockwell Automation, Inc.	1,136	358,465
Rollins, Inc.	6,514	372,927
RTX Corp.	2,246	306,534
Ryder System, Inc.	2,131	313,534
Saia, Inc.(b)	832	219,989
Schneider National, Inc., Class B	12,425	287,887
Science Applications International Corp.	3,834	442,980
Sensata Technologies Holding PLC	10,989	286,373
Simpson Manufacturing Co., Inc.	1,890	294,273
	Shares	Value
Industrials-(continued)
SiteOne Landscape Supply, Inc.(b)(c)	2,747	$320,877
Snap-on, Inc.	902	289,317
Southwest Airlines Co.(c)	10,665	355,998
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	8,765	327,636
SS&C Technologies Holdings, Inc.	4,998	403,888
StandardAero, Inc.(b)(c)	10,031	294,209
Stanley Black & Decker, Inc.	3,662	239,605
Tetra Tech, Inc.	10,129	353,907
Textron, Inc.	4,044	299,377
Timken Co. (The)(c)	21,185	1,450,961
Toro Co. (The)	4,051	306,985
Trane Technologies PLC	872	375,195
TransDigm Group, Inc.	234	343,613
TransUnion	3,616	309,638
Trex Co., Inc.(b)	5,380	300,581
Uber Technologies, Inc.(b)	4,758	400,433
U-Haul Holding Co., Series N(c)	5,808	331,288
Union Pacific Corp.	1,235	273,750
United Airlines Holdings, Inc.(b)	4,732	375,934
United Parcel Service, Inc., Class B	2,526	246,386
United Rentals, Inc.	490	347,106
Valmont Industries, Inc.	915	291,007
Veralto Corp.	3,041	307,232
Verisk Analytics, Inc.	1,006	316,025
Vertiv Holdings Co., Class A	4,815	519,683
Vestis Corp.(c)	27,300	168,168
W.W. Grainger, Inc.	319	346,932
Wabtec Corp.	1,647	333,221
Waste Management, Inc.	5,905	1,422,928
Watsco, Inc.	589	261,263
WESCO International, Inc.	1,827	306,735
WillScot Holdings Corp.	10,160	273,812
Woodward, Inc.	1,642	355,214
XPO, Inc.(b)(c)	2,736	311,439
Xylem, Inc.	2,410	303,756
		63,920,205
Information Technology-13.07%
Accenture PLC, Class A (Ireland)	921	291,791
Adobe, Inc.(b)	1,059	439,580
Advanced Micro Devices, Inc.(b)	4,084	452,221
Akamai Technologies, Inc.(b)	5,094	386,787
Allegro MicroSystems, Inc. (Japan)(b)(c)	15,255	386,714
Amdocs Ltd.	4,625	424,390
Amkor Technology, Inc.	21,077	379,808
Amphenol Corp., Class A	6,490	583,646
Analog Devices, Inc.	1,968	421,113
ANSYS, Inc.(b)	1,329	439,660
AppFolio, Inc., Class A(b)	1,942	410,092
Apple, Inc.	1,915	384,628
Applied Materials, Inc.	2,668	418,209
AppLovin Corp., Class A(b)	1,475	579,675
Arista Networks, Inc.(b)	40,957	3,548,514
Arrow Electronics, Inc.(b)	3,920	464,050
Astera Labs, Inc.(b)	6,134	556,476
Atlassian Corp., Class A(b)	1,930	400,726
Autodesk, Inc.(b)	1,620	479,714
Avnet, Inc.	8,583	429,236
Bentley Systems, Inc., Class B	9,980	476,345
BILL Holdings, Inc.(b)(c)	6,578	287,327
Broadcom, Inc.	2,092	506,410
Cadence Design Systems, Inc.(b)	1,655	475,101
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
CCC Intelligent Solutions Holdings, Inc.(b)(c)	43,451	$381,500
CDW Corp.	2,454	442,603
Ciena Corp.(b)	52,652	4,215,319
Cirrus Logic, Inc.(b)	4,075	400,817
Cisco Systems, Inc.	54,973	3,465,498
Cloudflare, Inc., Class A(b)	3,525	584,762
Cognex Corp.	9,604	287,832
Cognizant Technology Solutions Corp., Class A	5,114	414,183
Coherent Corp.(b)	6,412	484,940
Confluent, Inc., Class A(b)(c)	15,507	357,126
Corning, Inc.	8,783	435,549
Crane NXT Co.	5,585	299,412
CrowdStrike Holdings, Inc., Class A(b)	1,247	587,798
Datadog, Inc., Class A(b)	4,061	478,711
Dell Technologies, Inc., Class C	4,326	481,354
DocuSign, Inc.(b)	5,356	474,595
Dolby Laboratories, Inc., Class A	4,995	370,929
DoubleVerify Holdings, Inc.(b)	28,685	394,132
Dropbox, Inc., Class A(b)(c)	16,305	470,562
DXC Technology Co.(b)	23,753	361,046
Dynatrace, Inc.(b)	8,458	456,817
Elastic N.V.(b)	4,362	352,755
Enphase Energy, Inc.(b)	23,297	964,263
Entegris, Inc.(c)	4,238	291,320
EPAM Systems, Inc.(b)	2,218	387,019
F5, Inc.(b)	1,556	444,051
Fair Isaac Corp.(b)	177	305,552
First Solar, Inc.(b)(c)	10,169	1,607,515
Five9, Inc.(b)(c)	14,175	375,779
Fortinet, Inc.(b)	4,282	435,822
Gartner, Inc.(b)	898	391,905
Gen Digital, Inc.	15,204	433,010
GitLab, Inc., Class A(b)(c)	8,005	364,308
GLOBALFOUNDRIES, Inc.(b)(c)	10,960	392,368
Globant S.A.(b)(c)	3,291	322,814
GoDaddy, Inc., Class A(b)	2,315	421,677
Guidewire Software, Inc.(b)	2,269	487,880
Hewlett Packard Enterprise Co.	27,093	468,167
HP, Inc.	14,338	357,016
HubSpot, Inc.(b)	701	413,520
Informatica, Inc., Class A(b)	23,022	552,758
Ingram Micro Holding Corp.(c)	21,432	409,994
Intel Corp.	16,888	330,160
International Business Machines Corp.	1,627	421,491
Intuit, Inc.	719	541,745
IPG Photonics Corp.(b)(c)	6,730	445,930
Jabil, Inc.	3,070	515,791
Juniper Networks, Inc.	92,243	3,314,291
Keysight Technologies, Inc.(b)	1,967	308,898
KLA Corp.	585	442,775
Kyndryl Holdings, Inc.(b)	11,851	462,663
Lam Research Corp.	5,317	429,560
Lattice Semiconductor Corp.(b)(c)	6,902	310,176
Littelfuse, Inc.	1,422	291,595
Lumentum Holdings, Inc.(b)(c)	54,406	3,932,466
MACOM Technology Solutions Holdings, Inc.(b)	3,836	466,496
Manhattan Associates, Inc.(b)	2,454	463,266
Marvell Technology, Inc.	5,820	350,306
Microchip Technology, Inc.	7,719	448,011
Micron Technology, Inc.	4,219	398,527
	Shares	Value
Information Technology-(continued)
Microsoft Corp.	1,057	$486,601
MicroStrategy, Inc., Class A(b)(c)	1,522	561,709
MKS Instruments, Inc.	3,582	294,405
MongoDB, Inc.(b)	2,161	408,062
Monolithic Power Systems, Inc.	733	485,173
Motorola Solutions, Inc.	7,917	3,288,563
nCino, Inc.(b)(c)	14,633	384,848
NetApp, Inc.	4,437	439,973
Nutanix, Inc., Class A(b)	5,993	459,603
NVIDIA Corp.	3,470	468,901
Okta, Inc.(b)	3,752	387,094
ON Semiconductor Corp.(b)	9,496	399,022
Onto Innovation, Inc.(b)	2,978	273,797
Oracle Corp.	2,708	448,255
Palantir Technologies, Inc., Class A(b)	5,034	663,381
Palo Alto Networks, Inc.(b)	2,265	435,831
Pegasystems, Inc.	5,872	576,337
Procore Technologies, Inc.(b)(c)	6,093	409,267
PTC, Inc.(b)	2,612	439,652
Pure Storage, Inc., Class A(b)	8,252	442,225
Qorvo, Inc.(b)	5,791	440,232
QUALCOMM, Inc.	2,634	382,457
RingCentral, Inc., Class A(b)(c)	15,210	394,395
Roper Technologies, Inc.	754	429,984
Salesforce, Inc.	1,476	391,686
Sandisk Corp.(b)(c)	8,268	311,621
SentinelOne, Inc., Class A(b)	21,961	386,733
ServiceNow, Inc.(b)	494	499,478
Skyworks Solutions, Inc.	5,952	410,867
Snowflake, Inc., Class A(b)	2,670	549,139
Super Micro Computer, Inc.(b)(c)	10,235	409,605
Synopsys, Inc.(b)	938	435,213
TD SYNNEX Corp.(c)	3,195	387,681
Teledyne Technologies, Inc.(b)	602	300,314
Teradata Corp.(b)(c)	18,241	400,572
Teradyne, Inc.	4,692	368,791
Texas Instruments, Inc.	2,300	420,555
Trimble, Inc.(b)	4,374	311,735
Twilio, Inc., Class A(b)	4,218	496,459
Tyler Technologies, Inc.(b)	762	439,666
Ubiquiti, Inc.(c)	10,783	4,262,412
UiPath, Inc., Class A(b)(c)	40,143	534,303
Unity Software, Inc.(b)(c)	19,542	509,655
Universal Display Corp.	2,705	387,762
VeriSign, Inc.	1,710	465,924
Vontier Corp.	9,054	323,680
Western Digital Corp.(b)	9,522	490,859
Wolfspeed, Inc.(b)(c)	78,318	93,198
Workday, Inc., Class A(b)	1,684	417,144
Zebra Technologies Corp., Class A(b)	1,069	309,764
Zoom Communications, Inc., Class A(b)	5,565	452,156
Zscaler, Inc.(b)(c)	2,111	582,003
		82,270,080
Materials-8.87%
Air Products and Chemicals, Inc.	5,258	1,466,509
Albemarle Corp.(c)	21,254	1,185,123
Alcoa Corp.	47,638	1,275,269
Amcor PLC	62,624	570,505
AptarGroup, Inc.	2,011	318,542
Ardagh Group S.A., Class A(b)(d)	13,287	56,038
Ashland, Inc.	27,511	1,362,070
ATI, Inc.(b)	5,814	463,027
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	8,766	$1,557,981
Axalta Coating Systems Ltd.(b)	8,686	267,529
Ball Corp.	5,706	305,727
Celanese Corp.	28,999	1,532,017
CF Industries Holdings, Inc.	20,041	1,817,919
Chemours Co. (The)(c)	112,373	1,138,338
Cleveland-Cliffs, Inc.(b)(c)	158,226	922,458
Corteva, Inc.	17,212	1,218,610
CRH PLC	3,076	280,408
Crown Holdings, Inc.	3,332	328,202
Dow, Inc.	8,020	222,475
DuPont de Nemours, Inc.	3,875	258,850
Eagle Materials, Inc.	1,407	284,509
Eastman Chemical Co.	16,996	1,331,977
Ecolab, Inc.	6,143	1,631,704
Element Solutions, Inc.	61,053	1,305,313
FMC Corp.	38,117	1,546,025
Freeport-McMoRan, Inc.	40,977	1,576,795
Graphic Packaging Holding Co.	11,091	246,442
Huntsman Corp.	90,922	1,012,871
International Flavors & Fragrances, Inc.	19,450	1,489,092
International Paper Co.	30,560	1,461,074
Linde PLC	3,413	1,595,851
Louisiana-Pacific Corp.	3,250	292,727
LyondellBasell Industries N.V., Class A	21,196	1,197,362
Martin Marietta Materials, Inc.	622	340,576
Mosaic Co. (The)	61,419	2,219,683
MP Materials Corp.(b)(c)	63,932	1,393,078
NewMarket Corp.	2,976	1,916,723
Newmont Corp.	34,079	1,796,645
Nucor Corp.	11,898	1,301,165
Olin Corp.	64,698	1,255,788
Packaging Corp. of America	1,516	292,846
PPG Industries, Inc.	2,611	289,299
Reliance, Inc.	5,599	1,639,499
Royal Gold, Inc.	10,143	1,806,671
RPM International, Inc.	2,520	286,877
Scotts Miracle-Gro Co. (The)	25,626	1,526,285
Sealed Air Corp.	9,840	316,848
Sherwin-Williams Co. (The)	865	310,371
Silgan Holdings, Inc.	5,950	327,666
Smurfit WestRock PLC	6,699	290,268
Sonoco Products Co.	6,497	295,873
Southern Copper Corp. (Mexico)(c)	16,828	1,529,833
Steel Dynamics, Inc.	12,501	1,538,498
United States Steel Corp.(c)	41,556	2,236,544
Vulcan Materials Co.	1,285	340,615
Westlake Corp.(c)	14,575	1,035,262
		55,806,252
Real Estate-8.78%
Agree Realty Corp.	11,597	873,254
Alexandria Real Estate Equities, Inc.	9,068	636,483
American Homes 4 Rent, Class A	25,378	960,557
American Tower Corp.	4,220	905,823
Americold Realty Trust, Inc.(c)	42,250	700,082
AvalonBay Communities, Inc.	4,218	872,156
Brixmor Property Group, Inc.	34,725	882,362
BXP, Inc.	13,706	922,825
Camden Property Trust	7,722	907,258
CBRE Group, Inc., Class A(b)	7,233	904,270
CoStar Group, Inc.(b)	11,621	854,841
Cousins Properties, Inc.	31,241	876,935
	Shares	Value
Real Estate-(continued)
Crown Castle, Inc.	9,463	$949,612
CubeSmart	21,601	923,659
Digital Realty Trust, Inc.	6,131	1,051,589
EastGroup Properties, Inc.	5,096	864,027
EPR Properties	17,322	964,662
Equinix, Inc.	1,055	937,705
Equity LifeStyle Properties, Inc.	13,275	843,892
Equity Residential	13,189	925,076
Essex Property Trust, Inc.	3,055	867,314
Extra Space Storage, Inc.	6,091	920,655
Federal Realty Investment Trust	9,302	888,155
First Industrial Realty Trust, Inc.	16,152	798,393
Gaming and Leisure Properties, Inc.	17,750	828,925
Healthcare Realty Trust, Inc.(c)	53,755	779,447
Healthpeak Properties, Inc.	43,771	762,053
Highwoods Properties, Inc.	31,662	940,361
Host Hotels & Resorts, Inc.	60,373	935,178
Howard Hughes Holdings, Inc.(b)	12,189	832,631
Invitation Homes, Inc.	26,680	899,116
Iron Mountain, Inc.	10,350	1,021,648
Jones Lang LaSalle, Inc.(b)	3,657	814,414
Kilroy Realty Corp.	27,382	881,700
Kimco Realty Corp.	43,576	926,426
Lamar Advertising Co., Class A	8,113	977,941
Lineage, Inc.(c)	15,436	658,963
Medical Properties Trust, Inc.(c)	150,631	688,384
Mid-America Apartment Communities, Inc.	5,550	869,407
Millrose Properties, Inc.(b)	41,165	1,147,269
National Storage Affiliates Trust	23,922	822,917
NNN REIT, Inc.	21,045	878,839
Omega Healthcare Investors, Inc.	23,840	882,080
Park Hotels & Resorts, Inc.(c)	80,426	833,213
Prologis, Inc.	7,943	862,610
Public Storage	3,013	929,239
Rayonier, Inc.	32,151	761,979
Realty Income Corp.	15,753	891,935
Regency Centers Corp.	12,508	902,452
Rexford Industrial Realty, Inc.	22,604	796,565
SBA Communications Corp., Class A	4,107	952,372
Seaport Entertainment Group, Inc.(b)(c)	42,290	826,347
Simon Property Group, Inc.	5,624	917,106
STAG Industrial, Inc.	25,094	892,845
Sun Communities, Inc.(c)	7,174	885,559
UDR, Inc.	20,604	853,624
Ventas, Inc.	13,211	849,203
VICI Properties, Inc.	27,794	881,348
Vornado Realty Trust	24,848	936,024
W.P. Carey, Inc.	14,224	892,698
Welltower, Inc.	6,186	954,376
Weyerhaeuser Co.	30,278	784,503
Zillow Group, Inc., Class C(b)(c)	13,221	887,261
		55,270,543
Utilities-8.67%
AES Corp. (The)	107,468	1,084,352
Alliant Energy Corp.	21,199	1,319,214
Ameren Corp.	13,486	1,306,524
American Electric Power Co., Inc.	12,659	1,310,080
American Water Works Co., Inc.	9,371	1,339,772
Atmos Energy Corp.	8,975	1,388,253
Brookfield Renewable Corp. (Canada)(c)	46,585	1,369,133
CenterPoint Energy, Inc.(c)	38,118	1,419,514
Clearway Energy, Inc., Class C	45,231	1,391,758
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	18,365	$1,289,774
Consolidated Edison, Inc.	12,622	1,318,873
Constellation Energy Corp.	6,290	1,925,684
Dominion Energy, Inc.	24,388	1,382,068
DTE Energy Co.	9,948	1,359,394
Duke Energy Corp.	11,158	1,313,520
Edison International	23,642	1,315,677
Entergy Corp.	15,923	1,326,067
Essential Utilities, Inc.	33,717	1,299,116
Evergy, Inc.	19,825	1,316,578
Eversource Energy	21,965	1,423,552
Exelon Corp.	30,339	1,329,455
FirstEnergy Corp.	33,717	1,414,091
IDACORP, Inc.(c)	11,477	1,365,189
MDU Resources Group, Inc.	80,216	1,378,913
National Fuel Gas Co.	17,658	1,457,491
NextEra Energy, Inc.	18,131	1,280,774
NiSource, Inc.	34,134	1,349,658
NRG Energy, Inc.	14,658	2,285,182
OGE Energy Corp.	29,716	1,321,471
PG&E Corp.	80,446	1,357,929
Pinnacle West Capital Corp.	14,364	1,310,428
PPL Corp.	38,633	1,342,497
Public Service Enterprise Group, Inc.	16,537	1,339,993
Sempra	19,453	1,528,811
Southern Co. (The)	14,726	1,325,340
UGI Corp.	41,256	1,487,691
	Shares	Value
Utilities-(continued)
Vistra Corp.	11,177	$1,794,691
WEC Energy Group, Inc.	12,561	1,349,554
Xcel Energy, Inc.	19,204	1,346,200
		54,564,261
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $580,631,240)		629,083,309
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.28%
Invesco Private Government Fund, 4.29%(f)(g)(h)	18,598,870	18,598,870
Invesco Private Prime Fund, 4.45%(f)(g)(h)	52,411,267	52,421,749
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,022,798)		71,020,619
TOTAL INVESTMENTS IN SECURITIES-111.23% (Cost $651,654,038)		700,103,928
OTHER ASSETS LESS LIABILITIES-(11.23)%		(70,698,326)
NET ASSETS-100.00%		$629,405,602

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Ltd.	$426,242	$86,978	$(61,511)	$(49,688)	$(14,840)	$387,181	$15,190
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	13,484,262	(13,484,262)	-	-	-	11,409
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,859,177	$109,165,735	$(109,426,042)	$-	$-	$18,598,870	$750,632 *
Invesco Private Prime Fund	49,558,271	201,044,525	(198,169,179)	(7,334)	(4,534)	52,421,749	2,014,942 *
Total	$68,843,690	$323,781,500	$(321,140,994)	$(57,022)	$(19,374)	$71,407,800	$2,792,173

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Enhanced Value ETF (SPVU)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Communication Services-11.20%
AT&T, Inc.	131,474	$3,654,977
Charter Communications, Inc., Class A(b)	1,855	735,081
Comcast Corp., Class A	89,027	3,077,663
Fox Corp., Class A	4,805	263,987
Paramount Global, Class B	13,732	166,157
Verizon Communications, Inc.	75,482	3,318,189
Warner Bros. Discovery, Inc.(b)	35,127	350,216
		11,566,270
Consumer Discretionary-7.56%
Aptiv PLC (Jersey)(b)(c)	7,567	505,551
Best Buy Co., Inc.	4,563	302,436
CarMax, Inc.(b)(c)	3,387	218,326
D.R. Horton, Inc.	6,502	767,626
Ford Motor Co.(c)	166,837	1,731,768
General Motors Co.	52,608	2,609,883
Lennar Corp., Class A	5,970	633,297
LKQ Corp.(c)	6,561	265,524
MGM Resorts International(b)(c)	4,902	155,148
Mohawk Industries, Inc.(b)	1,480	148,903
PulteGroup, Inc.	4,795	470,054
		7,808,516
Consumer Staples-5.80%
Archer-Daniels-Midland Co.	17,809	859,640
Bunge Global S.A.	5,761	450,222
Conagra Brands, Inc.	8,767	200,677
Dollar General Corp.(c)	6,297	612,383
J.M. Smucker Co. (The)	2,142	241,211
Kraft Heinz Co. (The)	19,227	513,938
Kroger Co. (The)	18,421	1,256,865
Molson Coors Beverage Co., Class B	4,852	260,019
Target Corp.	9,940	934,459
Tyson Foods, Inc., Class A	8,598	482,864
Walgreens Boots Alliance, Inc.(c)	15,638	175,927
		5,988,205
Energy-15.39%
APA Corp.(c)	10,495	178,520
Chevron Corp.	30,495	4,168,667
Devon Energy Corp.	16,552	500,864
Diamondback Energy, Inc.	4,617	621,217
Exxon Mobil Corp.	47,317	4,840,529
Halliburton Co.	19,344	378,949
Marathon Petroleum Corp.	10,376	1,667,838
Occidental Petroleum Corp.	13,849	564,762
Phillips 66	13,169	1,494,418
Valero Energy Corp.	11,438	1,475,159
		15,890,923
Financials-35.45%
Allstate Corp. (The)	5,649	1,185,556
Arch Capital Group Ltd.	9,322	885,963
Assurant, Inc.	1,015	206,025
Bank of America Corp.	114,924	5,071,596
Bank of New York Mellon Corp. (The)(c)	12,297	1,089,637
Berkshire Hathaway, Inc., Class B(b)	11,478	5,784,453
Capital One Financial Corp.	7,511	1,420,706
Chubb Ltd.	7,901	2,348,177
Cincinnati Financial Corp.	3,831	577,791
Citigroup, Inc.	41,587	3,132,333
Citizens Financial Group, Inc.	9,964	402,047
Everest Group Ltd.	1,461	507,245
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	11,432	$436,588
Franklin Resources, Inc.(c)	6,838	147,974
Globe Life, Inc.	2,135	260,193
Hartford Insurance Group, Inc. (The)	6,320	820,589
Huntington Bancshares, Inc.	25,952	405,630
Loews Corp.	5,225	466,540
M&T Bank Corp.	3,297	602,164
MetLife, Inc.	12,805	1,006,217
Prudential Financial, Inc.	11,017	1,144,556
Regions Financial Corp.	17,753	380,624
State Street Corp.	6,081	585,479
Synchrony Financial	8,691	501,036
Travelers Cos., Inc. (The)	4,690	1,293,033
U.S. Bancorp	27,637	1,204,697
Wells Fargo & Co.	63,344	4,736,864
		36,603,713
Health Care-14.97%
Biogen, Inc.(b)	2,920	378,987
Cardinal Health, Inc.	5,252	811,119
Cencora, Inc.	3,953	1,151,271
Centene Corp.(b)	22,520	1,271,029
Cigna Group (The)	7,653	2,423,246
CVS Health Corp.	55,823	3,574,905
Elevance Health, Inc.	6,135	2,354,858
Humana, Inc.	3,561	830,176
McKesson Corp.	2,737	1,969,299
Molina Healthcare, Inc.(b)	1,420	433,157
Universal Health Services, Inc., Class B	1,378	262,302
		15,460,349
Industrials-2.57%
Delta Air Lines, Inc.	16,952	820,307
FedEx Corp.	4,342	946,990
Huntington Ingalls Industries, Inc.	1,091	243,359
United Airlines Holdings, Inc.(b)	8,152	647,636
		2,658,292
Information Technology-1.35%
Hewlett Packard Enterprise Co.(c)	31,393	542,471
HP, Inc.	17,609	438,464
Jabil, Inc.	2,451	411,793
		1,392,728
Materials-2.55%
Ball Corp.	7,177	384,544
Dow, Inc.	14,878	412,716
Eastman Chemical Co.	2,304	180,564
LyondellBasell Industries N.V., Class A	7,087	400,345
Mosaic Co. (The)	8,322	300,757
Nucor Corp.	5,382	588,575
Steel Dynamics, Inc.	2,940	361,826
		2,629,327
Real Estate-0.69%
VICI Properties, Inc.(c)	22,420	710,938
Utilities-2.15%
AES Corp. (The)	17,445	176,020
Consolidated Edison, Inc.	6,324	660,795
Evergy, Inc.	4,246	281,977
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	20,924	$916,889
Pinnacle West Capital Corp.(c)	2,078	189,576
		2,225,257
Total Common Stocks & Other Equity Interests (Cost $100,100,830)		102,934,518
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $40,118)	40,118	40,118
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $100,140,948)		102,974,636
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.80%
Invesco Private Government Fund, 4.29%(d)(e)(f)	1,664,161	$1,664,161
Invesco Private Prime Fund, 4.45%(d)(e)(f)	4,323,208	4,324,073
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,988,234)		5,988,234
TOTAL INVESTMENTS IN SECURITIES-105.52% (Cost $106,129,182)		108,962,870
OTHER ASSETS LESS LIABILITIES-(5.52)%		(5,701,883)
NET ASSETS-100.00%		$103,260,987

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,831,680	$(2,791,562)	$-	$-	$40,118	$2,252
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	547,149	24,211,661	(23,094,649)	-	-	1,664,161	31,647 *
Invesco Private Prime Fund	1,429,956	53,933,876	(51,039,501)	(81)	(177)	4,324,073	85,692 *
Total	$1,977,105	$80,977,217	$(76,925,712)	$(81)	$(177)	$6,028,352	$119,591

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-0.90%
Verizon Communications, Inc.	9,369	$411,861
Consumer Discretionary-4.85%
AutoZone, Inc.(b)	116	433,033
McDonald’s Corp.	1,444	453,199
O’Reilly Automotive, Inc.(b)	327	447,172
TJX Cos., Inc. (The)	3,811	483,616
Yum! Brands, Inc.	2,755	396,555
		2,213,575
Consumer Staples-16.23%
Altria Group, Inc.	7,985	483,971
Church & Dwight Co., Inc.	5,231	514,260
Clorox Co. (The)	3,111	410,279
Coca-Cola Co. (The)	7,816	563,533
Colgate-Palmolive Co.	5,060	470,276
Costco Wholesale Corp.	417	433,755
General Mills, Inc.	7,791	422,740
Keurig Dr Pepper, Inc.	14,455	486,700
Kimberly-Clark Corp.	3,647	524,293
Kraft Heinz Co. (The)	14,345	383,442
McCormick & Co., Inc.	5,650	410,924
Mondelez International, Inc., Class A	6,582	444,219
PepsiCo, Inc.	3,590	471,905
Procter & Gamble Co. (The)	3,084	523,941
Sysco Corp.	5,959	435,007
Tyson Foods, Inc., Class A	7,658	430,073
		7,409,318
Financials-16.13%
Aflac, Inc.	3,969	410,950
Aon PLC, Class A	1,192	443,519
Arthur J. Gallagher & Co.	1,269	440,901
Berkshire Hathaway, Inc., Class B(b)	947	477,250
Brown & Brown, Inc.	3,922	442,794
Cboe Global Markets, Inc.	1,746	400,044
Chubb Ltd.	1,510	448,772
CME Group, Inc., Class A	1,846	533,494
FactSet Research Systems, Inc.	953	436,722
Intercontinental Exchange, Inc.	2,786	500,923
Jack Henry & Associates, Inc.	2,551	462,165
Loews Corp.	4,946	441,628
Marsh & McLennan Cos., Inc.	2,346	548,166
Mastercard, Inc., Class A	781	457,354
Visa, Inc., Class A	1,210	441,880
Willis Towers Watson PLC	1,505	476,408
		7,362,970
Health Care-10.67%
Abbott Laboratories	3,353	447,894
Becton, Dickinson and Co.	2,629	453,739
Boston Scientific Corp.(b)	3,974	418,303
Cardinal Health, Inc.	2,760	426,254
Cencora, Inc.	1,577	459,286
Hologic, Inc.(b)	7,626	474,108
Johnson & Johnson	3,077	477,581
Medtronic PLC	5,222	433,322
Quest Diagnostics, Inc.(c)	2,354	408,042
STERIS PLC	1,858	455,600
Stryker Corp.	1,087	415,930
		4,870,059
	Shares	Value
Industrials-13.72%
Automatic Data Processing, Inc.	1,582	$514,988
Broadridge Financial Solutions, Inc.	1,836	445,836
General Dynamics Corp.	1,566	436,115
Illinois Tool Works, Inc.	1,775	435,017
L3Harris Technologies, Inc.	1,955	477,685
Lockheed Martin Corp.	860	414,847
Otis Worldwide Corp.	4,271	407,240
Paychex, Inc.(c)	2,707	427,462
Republic Services, Inc.	2,059	529,760
Rollins, Inc.	7,330	419,643
Union Pacific Corp.	1,911	423,592
Verisk Analytics, Inc.	1,368	429,744
W.W. Grainger, Inc.	393	427,411
Waste Management, Inc.	1,958	471,819
		6,261,159
Information Technology-2.75%
Motorola Solutions, Inc.	1,028	427,011
Roper Technologies, Inc.	751	428,273
VeriSign, Inc.	1,460	397,806
		1,253,090
Materials-3.12%
Avery Dennison Corp.	2,503	444,858
Ecolab, Inc.	1,757	466,694
Linde PLC	1,091	510,130
		1,421,682
Real Estate-11.33%
AvalonBay Communities, Inc.	2,087	431,529
Camden Property Trust	3,551	417,207
Equity Residential(c)	5,797	406,602
Federal Realty Investment Trust	4,298	410,373
Invitation Homes, Inc.	11,934	402,176
Mid-America Apartment Communities, Inc.(c)	2,657	416,219
Realty Income Corp.	8,786	497,463
Regency Centers Corp.	6,473	467,027
UDR, Inc.	9,754	404,108
Ventas, Inc.	6,336	407,278
VICI Properties, Inc.(c)	14,567	461,920
Welltower, Inc.	2,918	450,189
		5,172,091
Utilities-20.22%
Alliant Energy Corp.(c)	7,937	493,920
Ameren Corp.	4,923	476,940
American Electric Power Co., Inc.(c)	4,520	467,775
Atmos Energy Corp.	3,396	525,293
CenterPoint Energy, Inc.(c)	11,619	432,692
CMS Energy Corp.	7,348	516,050
Consolidated Edison, Inc.	4,398	459,547
DTE Energy Co.	3,562	486,747
Duke Energy Corp.	4,319	508,433
Evergy, Inc.	8,387	556,981
Exelon Corp.	10,387	455,158
FirstEnergy Corp.	10,680	447,919
NiSource, Inc.	12,357	488,596
Pinnacle West Capital Corp.(c)	5,583	509,337
PPL Corp.	14,509	504,188
Public Service Enterprise Group, Inc.	5,199	421,275
Southern Co. (The)	5,486	493,740
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	4,892	$525,596
Xcel Energy, Inc.	6,558	459,716
		9,229,903
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $41,420,412)		45,605,708
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.69%
Invesco Private Government Fund, 4.29%(d)(e)(f)	977,351	977,351
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(d)(e)(f)	2,532,131	$2,532,637
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,509,988)		3,509,988
TOTAL INVESTMENTS IN SECURITIES-107.61% (Cost $44,930,400)		49,115,696
OTHER ASSETS LESS LIABILITIES-(7.61)%		(3,474,416)
NET ASSETS-100.00%		$45,641,280

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$477,911	$(477,911)	$-	$-	$-	$741
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	317,405	14,916,758	(14,256,812)	-	-	977,351	23,547 *
Invesco Private Prime Fund	824,233	31,689,525	(29,980,573)	(55)	(493)	2,532,637	63,252 *
Total	$1,141,638	$47,084,194	$(44,715,296)	$(55)	$(493)	$3,509,988	$87,540

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.01%
Meta Platforms, Inc., Class A	4,772	$3,089,822
Warner Bros. Discovery, Inc.(b)	386,549	3,853,894
		6,943,716
Consumer Discretionary-12.91%
Airbnb, Inc., Class A(b)	21,841	2,817,489
Amazon.com, Inc.(b)	14,881	3,050,754
Caesars Entertainment, Inc., (Acquired 05/21/2021 - 05/27/2025; Cost $7,406,860)(b)(c)	123,775	3,327,072
Carnival Corp.(b)	176,923	4,108,152
Deckers Outdoor Corp.(b)	23,087	2,436,140
DoorDash, Inc., Class A(b)	14,426	3,009,985
Expedia Group, Inc.	16,997	2,834,250
MGM Resorts International(b)	92,685	2,933,480
Norwegian Cruise Line Holdings Ltd.(b)	203,675	3,594,864
Ralph Lauren Corp.	11,641	3,222,345
Royal Caribbean Cruises Ltd.	14,403	3,701,139
Tesla, Inc.(b)	18,745	6,494,393
Williams-Sonoma, Inc.	18,469	2,987,545
		44,517,608
Consumer Staples-0.81%
Estee Lauder Cos., Inc. (The), Class A	41,668	2,789,256
Energy-3.17%
APA Corp.	195,094	3,318,549
Devon Energy Corp.	84,060	2,543,656
Halliburton Co.	127,289	2,493,591
Texas Pacific Land Corp.(d)	2,327	2,592,348
		10,948,144
Financials-10.79%
American Express Co.	9,798	2,881,102
Apollo Global Management, Inc.	27,794	3,632,398
Blackstone, Inc., Class A	23,232	3,223,672
Capital One Financial Corp.	15,524	2,936,365
Citigroup, Inc.	36,813	2,772,755
Corpay, Inc.(b)	7,856	2,554,064
Goldman Sachs Group, Inc. (The)	5,103	3,064,096
Invesco Ltd.(e)	213,681	3,089,827
KeyCorp	167,143	2,650,888
KKR & Co., Inc., Class A	33,175	4,029,436
Morgan Stanley	23,362	2,991,037
Synchrony Financial	59,109	3,407,634
		37,233,274
Health Care-3.87%
Align Technology, Inc.(b)	14,897	2,695,463
Charles River Laboratories International, Inc.(b)	20,165	2,734,979
GE HealthCare Technologies, Inc.	36,018	2,540,710
Intuitive Surgical, Inc.(b)	4,831	2,668,354
Moderna, Inc.(b)(d)	102,121	2,712,334
		13,351,840
Industrials-16.35%
Boeing Co. (The)(b)	13,638	2,827,430
Dayforce, Inc.(b)(d)	48,338	2,855,809
Delta Air Lines, Inc.	74,371	3,598,813
Eaton Corp. PLC	10,384	3,324,957
Emerson Electric Co.	23,777	2,838,498
GE Vernova, Inc.	9,772	4,621,961
Generac Holdings, Inc.(b)	21,626	2,641,183
	Shares	Value
Industrials-(continued)
General Electric Co.	12,055	$2,964,445
Howmet Aerospace, Inc.	18,560	3,153,158
Hubbell, Inc.	7,354	2,864,971
Johnson Controls International PLC	28,688	2,908,103
Parker-Hannifin Corp.	4,754	3,159,984
Quanta Services, Inc.	8,565	2,934,026
Rockwell Automation, Inc.	8,692	2,742,761
Southwest Airlines Co.(d)	85,338	2,848,582
Stanley Black & Decker, Inc.	43,505	2,846,532
United Airlines Holdings, Inc.(b)	52,324	4,156,880
United Rentals, Inc.	4,391	3,110,497
		56,398,590
Information Technology-41.99%
Advanced Micro Devices, Inc.(b)	42,163	4,668,709
Amphenol Corp., Class A	36,820	3,311,223
Analog Devices, Inc.	17,536	3,752,353
Apple, Inc.	13,403	2,691,993
Applied Materials, Inc.	24,208	3,794,604
Arista Networks, Inc.(b)	42,526	3,684,453
Broadcom, Inc.	21,257	5,145,682
Cadence Design Systems, Inc.(b)	10,381	2,980,074
CrowdStrike Holdings, Inc., Class A(b)	8,197	3,863,820
Dell Technologies, Inc., Class C	41,549	4,623,157
Hewlett Packard Enterprise Co.	201,147	3,475,820
Intel Corp.	183,069	3,578,999
Jabil, Inc.	19,014	3,194,542
Keysight Technologies, Inc.(b)	18,613	2,922,986
KLA Corp.	5,625	4,257,450
Lam Research Corp.	54,931	4,437,875
Microchip Technology, Inc.	94,482	5,483,735
Micron Technology, Inc.	56,075	5,296,844
Monolithic Power Systems, Inc.	8,026	5,312,409
NetApp, Inc.	28,205	2,796,808
NVIDIA Corp.	38,702	5,229,801
NXP Semiconductors N.V. (Netherlands)	19,772	3,779,022
ON Semiconductor Corp.(b)	109,844	4,615,645
Oracle Corp.	20,386	3,374,495
Palantir Technologies, Inc., Class A(b)	41,295	5,441,855
Palo Alto Networks, Inc.(b)	14,184	2,729,285
QUALCOMM, Inc.	24,628	3,575,986
Seagate Technology Holdings PLC	29,747	3,508,361
ServiceNow, Inc.(b)	2,973	3,005,971
Skyworks Solutions, Inc.	53,271	3,677,297
Super Micro Computer, Inc.(b)(d)	140,552	5,624,891
Synopsys, Inc.(b)	6,713	3,114,698
Teradyne, Inc.	53,078	4,171,931
Texas Instruments, Inc.	17,805	3,255,644
Trimble, Inc.(b)	40,964	2,919,504
Western Digital Corp.(b)	81,702	4,211,738
Zebra Technologies Corp., Class A(b)	11,464	3,321,923
		144,831,583
Materials-4.08%
Albemarle Corp.(d)	60,583	3,378,108
DuPont de Nemours, Inc.	38,540	2,574,472
Freeport-McMoRan, Inc.	88,449	3,403,518
Nucor Corp.	22,106	2,417,512
Steel Dynamics, Inc.	18,744	2,306,824
		14,080,434
Utilities-3.98%
Constellation Energy Corp.	13,902	4,256,097
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	26,997	$4,208,832
Vistra Corp.	32,736	5,256,420
		13,721,349
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $378,605,226)		344,815,794
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.84%
Invesco Private Government Fund, 4.29%(e)(f)(g)	5,590,987	5,590,987
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(e)(f)(g)	14,548,922	$14,551,832
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,142,819)		20,142,819
TOTAL INVESTMENTS IN SECURITIES-105.80% (Cost $398,748,045)		364,958,613
OTHER ASSETS LESS LIABILITIES-(5.80)%		(20,014,454)
NET ASSETS-100.00%		$344,944,159

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at May 31, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Ltd.	$3,565,538	$4,606,720	$(4,568,242)	$(336,631)	$(177,558)	$3,089,827	$101,282
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	135,155	2,900,201	(3,035,356)	-	-	-	5,603
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,461,373	115,789,271	(116,659,657)	-	-	5,590,987	214,335 *
Invesco Private Prime Fund	16,939,267	194,371,494	(196,754,391)	(567)	(3,971)	14,551,832	554,567 *
Total	$27,101,333	$317,667,686	$(321,017,646)	$(337,198)	$(181,529)	$23,232,646	$875,787

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-2.52%
Comcast Corp., Class A	2,160	$74,671
Interpublic Group of Cos., Inc. (The)	4,218	101,063
		175,734
Consumer Discretionary-3.05%
D.R. Horton, Inc.	246	29,043
Domino’s Pizza, Inc.	70	33,167
Garmin Ltd.	210	42,624
NIKE, Inc., Class B	922	55,864
Starbucks Corp.	625	52,469
		213,167
Consumer Staples-11.94%
Altria Group, Inc.	2,607	158,010
Conagra Brands, Inc.	4,665	106,782
Constellation Brands, Inc., Class A	278	49,565
General Mills, Inc.	1,519	82,421
Hormel Foods Corp.	2,732	83,818
Keurig Dr Pepper, Inc.	1,701	57,273
Kroger Co. (The)	659	44,963
Lamb Weston Holdings, Inc.	1,095	61,079
Mondelez International, Inc., Class A	939	63,373
PepsiCo, Inc.	546	71,772
Procter & Gamble Co. (The)	324	55,044
		834,100
Energy-9.18%
Baker Hughes Co., Class A	1,168	43,274
Chevron Corp.	593	81,063
ConocoPhillips	696	59,404
Coterra Energy, Inc.	2,547	61,918
Devon Energy Corp.	1,765	53,409
Diamondback Energy, Inc.	397	53,416
EOG Resources, Inc.	575	62,428
Marathon Petroleum Corp.	411	66,064
ONEOK, Inc.	1,034	83,588
Williams Cos., Inc. (The)	1,260	76,243
		640,807
Financials-18.53%
Aflac, Inc.	421	43,590
American Express Co.	99	29,111
American International Group, Inc.	511	43,251
Bank of America Corp.	1,486	65,577
Bank of New York Mellon Corp. (The)(b)	639	56,622
BlackRock, Inc.	54	52,914
Citigroup, Inc.	1,072	80,743
Citizens Financial Group, Inc.	2,398	96,759
Fifth Third Bancorp	2,295	87,646
Franklin Resources, Inc.(b)	7,636	165,243
JPMorgan Chase & Co.	212	55,968
Morgan Stanley	629	80,531
Principal Financial Group, Inc.	983	76,566
Prudential Financial, Inc.	988	102,643
Regions Financial Corp.	5,566	119,335
State Street Corp.	904	87,037
Synchrony Financial	876	50,502
		1,294,038
Health Care-9.26%
AbbVie, Inc.	378	70,350
Amgen, Inc.	227	65,417
Bristol-Myers Squibb Co.	1,684	81,303
	Shares	Value
Health Care-(continued)
CVS Health Corp.	1,275	$81,651
Medtronic PLC	896	74,350
Merck & Co., Inc.	950	72,998
Pfizer, Inc.	6,376	149,772
UnitedHealth Group, Inc.	66	19,926
Zoetis, Inc.	182	30,691
		646,458
Industrials-7.05%
Automatic Data Processing, Inc.	148	48,179
Fastenal Co.	1,234	51,014
FedEx Corp.	237	51,690
General Electric Co.	88	21,640
Illinois Tool Works, Inc.	227	55,633
Johnson Controls International PLC	544	55,145
Norfolk Southern Corp.	234	57,826
Northrop Grumman Corp.	72	34,903
Paychex, Inc.	400	63,164
Snap-on, Inc.	165	52,924
		492,118
Information Technology-5.46%
Accenture PLC, Class A (Ireland)	145	45,939
Amphenol Corp., Class A	340	30,576
Analog Devices, Inc.	213	45,578
Applied Materials, Inc.	185	28,999
Broadcom, Inc.	170	41,152
HP, Inc.	3,694	91,980
Lam Research Corp.	415	33,528
Monolithic Power Systems, Inc.	43	28,462
Oracle Corp.	213	35,258
		381,472
Materials-2.23%
LyondellBasell Industries N.V., Class A	2,753	155,517
Real Estate-12.57%
Alexandria Real Estate Equities, Inc.	1,558	109,356
Crown Castle, Inc.	1,362	136,677
Equinix, Inc.	63	55,996
Essex Property Trust, Inc.	262	74,382
Invitation Homes, Inc.	2,270	76,499
Iron Mountain, Inc.	925	91,307
Mid-America Apartment Communities, Inc.	511	80,048
Prologis, Inc.(b)	804	87,314
SBA Communications Corp., Class A	207	48,001
VICI Properties, Inc.	3,730	118,278
		877,858
Utilities-18.03%
AES Corp. (The)	11,399	115,016
Alliant Energy Corp.	1,102	68,577
American Water Works Co., Inc.	343	49,039
Atmos Energy Corp.	331	51,199
CMS Energy Corp.	861	60,468
Edison International	2,122	118,089
Entergy Corp.	744	61,960
Evergy, Inc.	1,290	85,669
Eversource Energy	1,839	119,186
FirstEnergy Corp.	2,378	99,733
NextEra Energy, Inc.	1,014	71,629
NiSource, Inc.	1,588	62,789
Public Service Enterprise Group, Inc.	791	64,095
Sempra	1,148	90,221
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	663	$71,233
Xcel Energy, Inc.(b)	1,006	70,521
		1,259,424
Total Common Stocks & Other Equity Interests (Cost $6,792,246)		6,970,693
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $2,027)	2,027	2,027
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $6,794,273)		6,972,720
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.58%
Invesco Private Government Fund, 4.29%(c)(d)(e)	69,218	$69,218
Invesco Private Prime Fund, 4.45%(c)(d)(e)	180,481	180,517
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $249,735)		249,735
TOTAL INVESTMENTS IN SECURITIES-103.43% (Cost $7,044,008)		7,222,455
OTHER ASSETS LESS LIABILITIES-(3.43)%		(239,469)
NET ASSETS-100.00%		$6,982,986

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$102,312	$(100,285)	$-	$-	$2,027	$99
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,630	974,028	(922,440)	-	-	69,218	1,424 *
Invesco Private Prime Fund	43,596	2,009,905	(1,872,969)	(4)	(11)	180,517	3,626 *
Total	$61,226	$3,086,245	$(2,895,694)	$(4)	$(11)	$251,762	$5,149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-7.69%
AT&T, Inc.	3,046,530	$84,693,534
Interpublic Group of Cos., Inc. (The)	2,343,716	56,155,435
Verizon Communications, Inc.	2,399,848	105,497,318
		246,346,287
Consumer Staples-17.59%
Altria Group, Inc.	1,903,519	115,372,287
Conagra Brands, Inc.	2,778,668	63,603,710
General Mills, Inc.(b)	877,652	47,621,398
J.M. Smucker Co. (The)	532,119	59,921,921
Kenvue, Inc.	2,592,360	61,879,633
Kimberly-Clark Corp.	411,786	59,198,355
Kraft Heinz Co. (The)	2,523,944	67,465,023
Philip Morris International, Inc.	491,271	88,718,630
		563,780,957
Energy-9.52%
Chevron Corp.	410,640	56,134,488
Exxon Mobil Corp.	466,473	47,720,188
Kinder Morgan, Inc.	1,960,181	54,963,475
ONEOK, Inc.	535,773	43,311,889
Phillips 66	460,226	52,226,447
Williams Cos., Inc. (The)	836,802	50,634,889
		304,991,376
Financials-8.35%
Prudential Financial, Inc.	530,994	55,164,967
Regions Financial Corp.	2,417,731	51,836,153
T. Rowe Price Group, Inc.	545,261	51,030,977
Truist Financial Corp.	1,448,539	57,217,290
U.S. Bancorp	1,197,849	52,214,238
		267,463,625
Health Care-8.83%
AbbVie, Inc.	290,902	54,139,771
Amgen, Inc.	178,023	51,302,668
Johnson & Johnson	328,333	50,960,565
Medtronic PLC	549,869	45,628,130
Pfizer, Inc.	3,446,294	80,953,446
		282,984,580
Industrials-1.68%
United Parcel Service, Inc., Class B	551,867	53,829,107
Materials-7.88%
Amcor PLC(b)	7,768,750	70,773,312
Dow, Inc.	2,394,742	66,430,143
Eastman Chemical Co.	550,178	43,117,450
LyondellBasell Industries N.V., Class A	1,280,739	72,348,946
		252,669,851
	Shares	Value
Real Estate-20.16%
Alexandria Real Estate Equities, Inc.(b)	743,317	$52,173,420
Crown Castle, Inc.	1,106,726	111,059,954
Extra Space Storage, Inc.	404,546	61,147,128
Healthpeak Properties, Inc.	4,035,449	70,257,167
Host Hotels & Resorts, Inc.	3,827,335	59,285,419
Kimco Realty Corp.	2,564,721	54,525,969
Realty Income Corp.	1,532,756	86,784,645
Simon Property Group, Inc.	383,269	62,499,676
VICI Properties, Inc.	2,783,558	88,266,624
		646,000,002
Utilities-18.08%
American Electric Power Co., Inc.	559,792	57,932,874
Dominion Energy, Inc.(b)	1,316,158	74,586,674
Duke Energy Corp.	496,635	58,463,872
Edison International	956,880	53,250,372
Evergy, Inc.	942,438	62,587,308
Eversource Energy	1,255,507	81,369,409
Exelon Corp.	1,456,039	63,803,629
FirstEnergy Corp.	1,533,878	64,330,843
Pinnacle West Capital Corp.(b)	690,592	63,002,708
		579,327,689
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $3,379,222,082)		3,197,393,474
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.54%
Invesco Private Government Fund, 4.29%(c)(d)(e)	4,778,536	4,778,536
Invesco Private Prime Fund, 4.45%(c)(d)(e)	12,651,793	12,654,323
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,432,859)		17,432,859
TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $3,396,654,941)		3,214,826,333
OTHER ASSETS LESS LIABILITIES-(0.32)%		(10,214,885)
NET ASSETS-100.00%		$3,204,611,448
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$92,857,414	$(92,857,414)	$-	$-	$-	$102,372
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,722,072	373,674,723	(413,618,259)	-	-	4,778,536	1,252,942 *
Invesco Private Prime Fund	116,617,256	789,649,537	(893,591,534)	(4,751)	(16,185)	12,654,323	3,369,958 *
Total	$161,339,328	$1,256,181,674	$(1,400,067,207)	$(4,751)	$(16,185)	$17,432,859	$4,725,272

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-0.90%
Verizon Communications, Inc.(b)	1,648,381	$72,462,829
Consumer Discretionary-4.85%
AutoZone, Inc.(c)	20,419	76,224,944
McDonald’s Corp.	254,078	79,742,380
O’Reilly Automotive, Inc.(c)	57,548	78,696,890
TJX Cos., Inc. (The)	670,503	85,086,830
Yum! Brands, Inc.	485,853	69,933,681
		389,684,725
Consumer Staples-15.37%
Altria Group, Inc.	1,404,725	85,140,382
Church & Dwight Co., Inc.(b)	920,348	90,479,412
Clorox Co. (The)	547,289	72,176,473
Coca-Cola Co. (The)	1,375,059	99,141,754
Colgate-Palmolive Co.	890,136	82,729,240
Costco Wholesale Corp.	73,392	76,340,891
General Mills, Inc.(b)	1,370,679	74,373,043
Keurig Dr Pepper, Inc.	2,543,162	85,628,264
Kimberly-Clark Corp.	641,671	92,246,623
McCormick & Co., Inc.	994,088	72,300,020
Mondelez International, Inc., Class A(b)	1,157,995	78,153,083
PepsiCo, Inc.	631,561	83,018,693
Procter & Gamble Co. (The)	542,647	92,190,299
Sysco Corp.(b)	1,048,321	76,527,433
Tyson Foods, Inc., Class A	1,347,272	75,662,795
		1,236,108,405
Financials-17.05%
Aflac, Inc.	698,344	72,306,538
Aon PLC, Class A	209,645	78,004,712
Arthur J. Gallagher & Co.	223,275	77,574,666
Berkshire Hathaway, Inc., Class B(c)	166,910	84,115,964
Brown & Brown, Inc.(b)	689,948	77,895,129
Cboe Global Markets, Inc.	307,158	70,376,041
Chubb Ltd.	265,668	78,956,530
CME Group, Inc., Class A	324,776	93,860,264
FactSet Research Systems, Inc.	167,739	76,868,074
Intercontinental Exchange, Inc.	490,214	88,140,477
Jack Henry & Associates, Inc.(b)	448,902	81,327,575
Loews Corp.	870,164	77,696,944
Marsh & McLennan Cos., Inc.	412,755	96,444,333
Mastercard, Inc., Class A	137,139	80,308,598
S&P Global, Inc.	147,204	75,495,043
Visa, Inc., Class A	212,927	77,758,811
Willis Towers Watson PLC	264,799	83,822,124
		1,370,951,823
Health Care-10.66%
Abbott Laboratories(b)	589,894	78,798,041
Becton, Dickinson and Co.	462,499	79,822,702
Boston Scientific Corp.(c)	699,106	73,587,898
Cardinal Health, Inc.	485,485	74,978,303
Cencora, Inc.	278,012	80,968,215
Hologic, Inc.(c)	1,341,752	83,416,722
Johnson & Johnson	541,273	84,010,982
Medtronic PLC	918,801	76,242,107
Quest Diagnostics, Inc.(b)	414,077	71,776,107
STERIS PLC	326,945	80,170,183
Stryker Corp.(b)	191,164	73,146,993
		856,918,253
	Shares	Value
Industrials-13.77%
Automatic Data Processing, Inc.	278,254	$90,580,025
Broadridge Financial Solutions, Inc.	322,982	78,429,719
General Dynamics Corp.	275,546	76,736,806
Illinois Tool Works, Inc.	312,228	76,520,838
L3Harris Technologies, Inc.	343,971	84,045,874
Otis Worldwide Corp.	751,489	71,654,476
Paychex, Inc.(b)	476,272	75,208,112
Republic Services, Inc.	362,750	93,331,947
Rollins, Inc.(b)	1,289,570	73,827,883
Union Pacific Corp.	336,170	74,515,442
Veralto Corp.	779,851	78,788,347
Verisk Analytics, Inc.	240,716	75,618,524
W.W. Grainger, Inc.	69,172	75,228,700
Waste Management, Inc.	344,554	83,027,177
		1,107,513,870
Information Technology-2.74%
Motorola Solutions, Inc.	180,858	75,124,796
Roper Technologies, Inc.	132,150	75,361,181
VeriSign, Inc.	257,494	70,159,390
		220,645,367
Materials-3.11%
Avery Dennison Corp.	440,443	78,279,934
Ecolab, Inc.	309,083	82,098,627
Linde PLC	191,859	89,709,431
		250,087,992
Real Estate-11.31%
AvalonBay Communities, Inc.	367,181	75,922,015
Camden Property Trust	624,729	73,399,410
Equity Residential(b)	1,019,931	71,537,960
Federal Realty Investment Trust	756,161	72,198,252
Invitation Homes, Inc.	2,099,554	70,754,970
Mid-America Apartment Communities, Inc.(b)	467,379	73,214,920
Realty Income Corp.	1,545,780	87,522,064
Regency Centers Corp.	1,138,862	82,168,893
UDR, Inc.	1,716,078	71,097,112
Ventas, Inc.	1,114,710	71,653,559
VICI Properties, Inc.(b)	2,562,902	81,269,623
Welltower, Inc.	513,324	79,195,627
		909,934,405
Utilities-20.19%
Alliant Energy Corp.(b)	1,396,357	86,895,296
Ameren Corp.	866,007	83,898,758
American Electric Power Co., Inc.(b)	795,216	82,296,904
Atmos Energy Corp.(b)	597,449	92,413,411
CenterPoint Energy, Inc.(b)	2,045,726	76,182,836
CMS Energy Corp.(b)	1,292,784	90,792,220
Consolidated Edison, Inc.(b)	773,771	80,851,332
DTE Energy Co.	626,669	85,634,319
Duke Energy Corp.	759,869	89,451,779
Evergy, Inc.(b)	1,475,553	97,991,475
Exelon Corp.	1,827,322	80,073,250
FirstEnergy Corp.(b)	1,882,085	78,934,645
NiSource, Inc.	2,173,919	85,956,757
Pinnacle West Capital Corp.(b)	982,187	89,604,920
PPL Corp.	2,552,640	88,704,240
Public Service Enterprise Group, Inc.	914,611	74,110,930
Southern Co. (The)(b)	965,054	86,854,860
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.(b)	860,598	$92,462,649
Xcel Energy, Inc.	1,153,793	80,880,889
		1,623,991,470
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $7,570,588,125)		8,038,299,139
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.07%
Invesco Private Government Fund, 4.29%(d)(e)(f)	90,848,752	90,848,752
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(d)(e)(f)	236,408,022	$236,455,304
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $327,304,056)		327,304,056
TOTAL INVESTMENTS IN SECURITIES-104.02% (Cost $7,897,892,181)		8,365,603,195
OTHER ASSETS LESS LIABILITIES-(4.02)%		(323,350,369)
NET ASSETS-100.00%		$8,042,252,826

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$100,366,604	$(100,366,604)	$-	$-	$-	$137,876
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,111,345	929,871,777	(879,134,370)	-	-	90,848,752	2,077,878 *
Invesco Private Prime Fund	104,439,658	2,285,392,507	(2,153,340,228)	(2,961)	(33,672)	236,455,304	5,600,429 *
Total	$144,551,003	$3,315,630,888	$(3,132,841,202)	$(2,961)	$(33,672)	$327,304,056	$7,816,183

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.27%
Alphabet, Inc., Class C	121	$20,915
AT&T, Inc.	526	14,623
Meta Platforms, Inc., Class A	104	67,339
T-Mobile US, Inc.	437	105,841
Verizon Communications, Inc.	1,553	68,270
		276,988
Consumer Discretionary-4.52%
Amazon.com, Inc.(b)	553	113,371
Home Depot, Inc. (The)	159	58,558
		171,929
Consumer Staples-13.23%
Archer-Daniels-Midland Co.	179	8,640
Coca-Cola Co. (The)	34	2,451
Conagra Brands, Inc.	356	8,149
General Mills, Inc.	827	44,873
Hershey Co. (The)	221	35,513
Hormel Foods Corp.(c)	421	12,916
J.M. Smucker Co. (The)	158	17,792
Kraft Heinz Co. (The)	329	8,794
McCormick & Co., Inc.	375	27,274
Mondelez International, Inc., Class A(c)	1,720	116,083
Monster Beverage Corp.(b)	13	831
Philip Morris International, Inc.	464	83,794
Procter & Gamble Co. (The)	664	112,807
Tyson Foods, Inc., Class A	428	24,037
		503,954
Energy-1.04%
Exxon Mobil Corp.	386	39,488
Financials-20.64%
American International Group, Inc.	237	20,060
Aon PLC, Class A	205	76,276
Arch Capital Group Ltd.	128	12,165
Arthur J. Gallagher & Co.	242	84,080
Berkshire Hathaway, Inc., Class B(b)	226	113,895
Brown & Brown, Inc.	164	18,515
Chubb Ltd.	394	117,097
Erie Indemnity Co., Class A(c)	19	6,812
Marsh & McLennan Cos., Inc.	486	113,559
Progressive Corp. (The)	403	114,827
Travelers Cos., Inc. (The)	271	74,715
W.R. Berkley Corp.(c)	454	33,909
		785,910
Health Care-16.89%
Abbott Laboratories	859	114,745
AbbVie, Inc.	478	88,961
Cooper Cos., Inc. (The)(b)	315	21,508
Eli Lilly and Co.	90	66,390
IDEXX Laboratories, Inc.(b)	128	65,710
Intuitive Surgical, Inc.(b)	11	6,076
IQVIA Holdings, Inc.(b)	44	6,175
Johnson & Johnson	75	11,641
Merck & Co., Inc.	643	49,408
Pfizer, Inc.	463	10,876
Regeneron Pharmaceuticals, Inc.	44	21,572
Stryker Corp.	59	22,576
Vertex Pharmaceuticals, Inc.(b)	205	90,620
Zoetis, Inc.	397	66,946
		643,204
	Shares	Value
Industrials-2.29%
Boeing Co. (The)(b)	97	$20,110
GE Vernova, Inc.	77	36,419
TransDigm Group, Inc.	3	4,405
Verisk Analytics, Inc.	83	26,074
		87,008
Information Technology-24.34%
Accenture PLC, Class A (Ireland)	35	11,089
Adobe, Inc.(b)	144	59,773
Apple, Inc.	505	101,429
Broadcom, Inc.	469	113,531
Cisco Systems, Inc.	966	60,897
Intuit, Inc.	42	31,646
Microsoft Corp.	292	134,425
NVIDIA Corp.	689	93,104
Oracle Corp.	472	78,130
QUALCOMM, Inc.	638	92,637
Salesforce, Inc.	326	86,511
ServiceNow, Inc.(b)	63	63,699
		926,871
Real Estate-0.01%
American Tower Corp.	2	429
Utilities-9.73%
Ameren Corp.	56	5,425
American Electric Power Co., Inc.(c)	421	43,569
Consolidated Edison, Inc.	394	41,169
Dominion Energy, Inc.	261	14,791
Duke Energy Corp.	702	82,640
NextEra Energy, Inc.	1,109	78,340
Public Service Enterprise Group, Inc.	68	5,510
Sempra	109	8,566
Southern Co. (The)	491	44,190
Xcel Energy, Inc.	662	46,406
		370,606
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,631,633)		3,806,387
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.28%
Invesco Private Government Fund, 4.29%(d)(e)(f)	55,584	55,584
Invesco Private Prime Fund, 4.45%(d)(e)(f)	145,598	145,627
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $201,211)		201,211
TOTAL INVESTMENTS IN SECURITIES-105.24% (Cost $3,832,844)		4,007,598
OTHER ASSETS LESS LIABILITIES-(5.24)%		(199,453)
NET ASSETS-100.00%		$3,808,145
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,778	$261,446	$(263,224)	$-	$-	$-	$148
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,373	4,700,383	(4,703,172)	-	-	55,584	3,290 *
Invesco Private Prime Fund	151,391	8,057,878	(8,063,559)	-	(83)	145,627	8,250 *
Total	$211,542	$13,019,707	$(13,029,955)	$-	$(83)	$201,211	$11,688

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-14.33%
AT&T, Inc.	3,423,561	$95,174,996
Fox Corp., Class A	140,721	7,731,212
Fox Corp., Class B	91,176	4,584,329
Live Nation Entertainment, Inc.(b)(c)	84,062	11,532,466
Meta Platforms, Inc., Class A	1,027,058	665,009,784
Netflix, Inc.(b)	240,624	290,488,511
T-Mobile US, Inc.	265,258	64,245,488
		1,138,766,786
Consumer Discretionary-15.90%
Amazon.com, Inc.(b)	3,234,461	663,096,850
eBay, Inc.	266,586	19,506,098
Garmin Ltd.	84,875	17,227,079
Hilton Worldwide Holdings, Inc.	103,926	25,819,375
Ralph Lauren Corp.	21,398	5,923,180
Royal Caribbean Cruises Ltd.	171,013	43,945,211
Tapestry, Inc.	125,824	9,883,475
Tesla, Inc.(b)	1,194,342	413,791,729
TJX Cos., Inc. (The)	511,465	64,904,908
		1,264,097,905
Consumer Staples-10.31%
Altria Group, Inc.	876,468	53,122,725
Costco Wholesale Corp.	221,564	230,466,442
Philip Morris International, Inc.	858,595	155,053,671
Walmart, Inc.	3,854,611	380,527,198
		819,170,036
Energy-2.26%
Baker Hughes Co., Class A	541,360	20,057,388
Kinder Morgan, Inc.(c)	1,364,042	38,247,738
ONEOK, Inc.	310,263	25,081,661
Targa Resources Corp.	194,351	30,693,854
Texas Pacific Land Corp.(c)	14,840	16,532,205
Williams Cos., Inc. (The)	814,936	49,311,777
		179,924,623
Financials-19.66%
American Express Co.	316,375	93,030,069
Ameriprise Financial, Inc.(c)	43,554	22,179,439
Apollo Global Management, Inc.(c)	228,106	29,811,173
Arthur J. Gallagher & Co.	105,599	36,689,317
Bank of America Corp.	2,737,987	120,827,366
Bank of New York Mellon Corp. (The)(c)	483,372	42,831,593
BlackRock, Inc.	73,922	72,435,429
Brown & Brown, Inc.	112,538	12,705,540
Capital One Financial Corp.	157,708	29,830,468
Citigroup, Inc.	828,609	62,410,830
Fiserv, Inc.(b)	360,985	58,764,748
Goldman Sachs Group, Inc. (The)	186,402	111,925,081
Intercontinental Exchange, Inc.	220,396	39,627,201
JPMorgan Chase & Co.	1,518,209	400,807,176
KKR & Co., Inc., Class A	428,444	52,038,808
M&T Bank Corp.	73,257	13,379,658
Morgan Stanley	671,190	85,932,456
Nasdaq, Inc.	224,287	18,736,936
Northern Trust Corp.(c)	88,765	9,474,776
Progressive Corp. (The)	270,618	77,107,187
Raymond James Financial, Inc.	95,377	14,018,511
State Street Corp.	129,804	12,497,529
Synchrony Financial	204,558	11,792,769
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	1,591,353	$119,001,377
Willis Towers Watson PLC	45,615	14,439,428
		1,562,294,865
Health Care-2.68%
Boston Scientific Corp.(b)	1,152,265	121,287,414
DaVita, Inc.(b)(c)	21,832	2,974,828
Intuitive Surgical, Inc.(b)	161,170	89,020,638
		213,282,880
Industrials-9.41%
3M Co.	374,381	55,539,421
Axon Enterprise, Inc.(b)	55,329	41,516,668
Cummins, Inc.	67,473	21,691,220
Delta Air Lines, Inc.	336,695	16,292,671
Dover Corp.	58,314	10,365,314
GE Vernova, Inc.	164,374	77,745,615
General Electric Co.	707,354	173,945,422
Howmet Aerospace, Inc.	317,605	53,957,913
Johnson Controls International PLC	317,099	32,144,326
Parker-Hannifin Corp.	60,242	40,042,857
Pentair PLC	68,234	6,767,448
Republic Services, Inc.	88,979	22,893,407
RTX Corp.	738,818	100,833,881
Trane Technologies PLC	96,455	41,501,693
United Airlines Holdings, Inc.(b)	257,827	20,483,066
Veralto Corp.	107,241	10,834,558
Wabtec Corp.	105,999	21,445,718
		748,001,198
Information Technology-21.11%
Arista Networks, Inc.(b)	406,341	35,205,384
Broadcom, Inc.	1,781,688	431,293,214
Corning, Inc.	400,192	19,845,521
F5, Inc.(b)	29,000	8,276,020
Fair Isaac Corp.(b)	9,737	16,808,789
GoDaddy, Inc., Class A(b)	126,163	22,980,591
International Business Machines Corp.	387,438	100,369,688
Motorola Solutions, Inc.	103,562	43,017,584
NVIDIA Corp.	5,496,409	742,729,748
Palantir Technologies, Inc., Class A(b)	1,820,560	239,913,397
Tyler Technologies, Inc.(b)	17,376	10,025,778
Zebra Technologies Corp., Class A(b)	24,599	7,128,052
		1,677,593,766
Materials-0.22%
International Paper Co.	240,638	11,504,903
Packaging Corp. of America	32,129	6,206,359
		17,711,262
Real Estate-1.25%
CBRE Group, Inc., Class A(b)	160,432	20,057,208
Iron Mountain, Inc.	129,863	12,818,777
Welltower, Inc.	430,043	66,347,034
		99,223,019
Utilities-2.71%
Ameren Corp.	138,617	13,429,215
Atmos Energy Corp.	67,874	10,498,750
Constellation Energy Corp.	163,911	50,181,353
Entergy Corp.(c)	269,950	22,481,436
Evergy, Inc.	108,015	7,173,276
NiSource, Inc.	310,494	12,276,933
NRG Energy, Inc.	110,895	17,288,530
PPL Corp.	339,171	11,786,192
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	266,687	$21,609,648
Vistra Corp.	302,161	48,517,992
		215,243,325
Total Common Stocks & Other Equity Interests (Cost $7,176,404,352)		7,935,309,665
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $9,740,059)	9,740,059	9,740,059
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $7,186,144,411)		7,945,049,724
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.34%
Invesco Private Government Fund, 4.29%(d)(e)(f)	28,937,989	$28,937,989
Invesco Private Prime Fund, 4.45%(d)(e)(f)	77,694,060	77,709,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,647,588)		106,647,588
TOTAL INVESTMENTS IN SECURITIES-101.30% (Cost $7,292,791,999)		8,051,697,312
OTHER ASSETS LESS LIABILITIES-(1.30)%		(103,391,892)
NET ASSETS-100.00%		$7,948,305,420

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,178	$76,548,137	$(68,464,256)	$-	$-	$9,740,059	$86,017
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	943,439	405,235,965	(377,241,415)	-	-	28,937,989	463,244 *
Invesco Private Prime Fund	2,461,876	968,542,727	(893,284,093)	(225)	(10,686)	77,709,599	1,274,139 *
Total	$5,061,493	$1,450,326,829	$(1,338,989,764)	$(225)	$(10,686)	$116,387,647	$1,823,400

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-11.26%
Alphabet, Inc., Class C	292,635	$50,581,960
AT&T, Inc.	207,786	5,776,451
Charter Communications, Inc., Class A(b)	2,732	1,082,610
Comcast Corp., Class A	105,755	3,655,950
Electronic Arts, Inc.	6,153	884,678
Fox Corp., Class A	10,324	567,200
Interpublic Group of Cos., Inc. (The)	10,525	252,179
Live Nation Entertainment, Inc.(b)	4,969	681,697
Meta Platforms, Inc., Class A	64,096	41,501,519
Netflix, Inc.(b)	12,404	14,974,481
News Corp., Class A	14,676	414,450
Omnicom Group, Inc.	5,484	402,745
Paramount Global, Class B	15,861	191,918
Take-Two Interactive Software, Inc.(b)	4,584	1,037,267
T-Mobile US, Inc.	13,984	3,386,925
Verizon Communications, Inc.	115,760	5,088,810
Walt Disney Co. (The)	56,703	6,409,707
Warner Bros. Discovery, Inc.(b)	66,714	665,139
		137,555,686
Consumer Discretionary-10.95%
Airbnb, Inc., Class A(b)	12,906	1,664,874
Amazon.com, Inc.(b)	272,223	55,808,437
Aptiv PLC (Jersey)(b)	6,522	435,735
Best Buy Co., Inc.	6,570	435,460
Booking Holdings, Inc.	1,023	5,645,865
CarMax, Inc.(b)(c)	4,816	310,439
Carnival Corp.(b)	34,640	804,341
Chipotle Mexican Grill, Inc.(b)	39,925	1,999,444
D.R. Horton, Inc.	7,809	921,931
Darden Restaurants, Inc.	3,373	722,530
Deckers Outdoor Corp.(b)	4,733	499,426
eBay, Inc.	12,940	946,820
Expedia Group, Inc.	4,066	678,005
Ford Motor Co.(c)	105,626	1,096,398
Garmin Ltd.	4,431	899,360
General Motors Co.	30,647	1,520,398
Genuine Parts Co.	3,890	492,163
Hasbro, Inc.(c)	3,749	250,096
Home Depot, Inc. (The)	29,515	10,870,079
Las Vegas Sands Corp.	9,880	406,661
Lennar Corp., Class A	6,526	692,278
LKQ Corp.(c)	7,006	283,533
lululemon athletica, inc.(b)	3,545	1,122,595
MGM Resorts International(b)(c)	6,897	218,290
Mohawk Industries, Inc.(b)	1,476	148,500
NIKE, Inc., Class B	34,925	2,116,106
Norwegian Cruise Line Holdings Ltd.(b)	14,278	252,007
NVR, Inc.(b)	82	583,506
Pool Corp.(c)	1,078	324,036
PulteGroup, Inc.	5,559	544,949
Ralph Lauren Corp.	1,316	364,282
Ross Stores, Inc.	9,997	1,400,480
Royal Caribbean Cruises Ltd.	7,976	2,049,593
Tapestry, Inc.	7,546	592,738
Tesla, Inc.(b)	89,931	31,157,494
TJX Cos., Inc. (The)	33,149	4,206,608
Tractor Supply Co.(c)	15,345	742,698
Ulta Beauty, Inc.(b)	1,424	671,359
		133,879,514
	Shares	Value
Consumer Staples-6.84%
Altria Group, Inc.	44,500	$2,697,145
Archer-Daniels-Midland Co.	13,027	628,813
Brown-Forman Corp., Class B(c)	4,792	159,765
Bunge Global S.A.	3,851	300,956
Church & Dwight Co., Inc.	6,791	667,623
Coca-Cola Co. (The)	107,974	7,784,925
Colgate-Palmolive Co.	22,287	2,071,354
Conagra Brands, Inc.	12,783	292,603
Costco Wholesale Corp.	13,642	14,190,136
Dollar General Corp.(c)	5,920	575,720
Dollar Tree, Inc.(b)(c)	6,461	583,170
General Mills, Inc.	15,235	826,651
Hershey Co. (The)(c)	4,057	651,919
Hormel Foods Corp.	7,738	237,402
J.M. Smucker Co. (The)	2,878	324,092
Kellanova	7,362	608,322
Kenvue, Inc.	53,294	1,272,128
Keurig Dr Pepper, Inc.	33,144	1,115,959
Kimberly-Clark Corp.	9,193	1,321,586
Kraft Heinz Co. (The)	24,311	649,833
Kroger Co. (The)	18,040	1,230,869
McCormick & Co., Inc.	6,942	504,892
Molson Coors Beverage Co., Class B	4,899	262,538
Mondelez International, Inc., Class A	35,915	2,423,903
Monster Beverage Corp.(b)	19,113	1,222,276
PepsiCo, Inc.	38,614	5,075,810
Philip Morris International, Inc.	43,685	7,889,074
Procter & Gamble Co. (The)	66,470	11,292,588
Sysco Corp.	13,694	999,662
Target Corp.	14,498	1,362,957
The Campbell’s Company(c)	5,543	188,684
Tyson Foods, Inc., Class A	7,921	444,843
Walgreens Boots Alliance, Inc.(c)	18,597	209,216
Walmart, Inc.	136,814	13,506,278
		83,573,692
Energy-3.43%
APA Corp.(c)	10,589	180,119
Baker Hughes Co., Class A	28,223	1,045,662
Chevron Corp.	47,186	6,450,326
ConocoPhillips	35,653	3,042,984
Coterra Energy, Inc.	19,838	482,262
Devon Energy Corp.	18,607	563,048
Diamondback Energy, Inc.	5,508	741,101
EOG Resources, Inc.	15,611	1,694,886
EQT Corp.	15,956	879,654
Exxon Mobil Corp.	122,446	12,526,226
Halliburton Co.	25,474	499,036
Hess Corp.	7,766	1,026,587
Kinder Morgan, Inc.	53,671	1,504,935
Marathon Petroleum Corp.	9,566	1,537,639
Occidental Petroleum Corp.	19,450	793,171
ONEOK, Inc.	18,205	1,471,692
Phillips 66	11,740	1,332,255
Schlumberger N.V.	39,915	1,319,191
Targa Resources Corp.	6,390	1,009,173
Texas Pacific Land Corp.(c)	545	607,146
Valero Energy Corp.	8,985	1,158,795
Williams Cos., Inc. (The)	34,231	2,071,318
		41,937,206
Financials-17.22%
Aflac, Inc.	14,205	1,470,786
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Allstate Corp. (The)	7,166	$1,503,928
American Express Co.	17,454	5,132,349
American International Group, Inc.	17,510	1,482,046
Ameriprise Financial, Inc.	2,947	1,500,730
Aon PLC, Class A	6,045	2,249,224
Apollo Global Management, Inc.	13,437	1,756,082
Arch Capital Group Ltd.	10,610	1,008,374
Arthur J. Gallagher & Co.	7,052	2,450,147
Assurant, Inc.	1,437	291,682
Bank of America Corp.	209,757	9,256,576
Bank of New York Mellon Corp. (The)(c)	21,760	1,928,154
Berkshire Hathaway, Inc., Class B(b)	51,784	26,097,065
BlackRock, Inc.	4,250	4,164,532
Blackstone, Inc., Class A	22,497	3,121,684
Brown & Brown, Inc.	6,517	735,769
Capital One Financial Corp.	12,195	2,306,684
Cboe Global Markets, Inc.	2,876	658,949
Charles Schwab Corp. (The)	49,628	4,384,138
Chubb Ltd.	10,186	3,027,279
Cincinnati Financial Corp.	4,484	676,277
Citigroup, Inc.	60,470	4,554,600
Citizens Financial Group, Inc.	13,542	546,420
CME Group, Inc., Class A	9,629	2,782,781
Corpay, Inc.(b)	2,082	676,879
Erie Indemnity Co., Class A(c)	692	248,089
Everest Group Ltd.	1,187	412,116
FactSet Research Systems, Inc.	1,110	508,669
Fidelity National Information Services, Inc.	15,274	1,215,963
Fifth Third Bancorp	20,555	784,995
Fiserv, Inc.(b)	17,243	2,806,988
Franklin Resources, Inc.(c)	8,851	191,536
Global Payments, Inc.	7,836	592,480
Globe Life, Inc.	2,374	289,319
Goldman Sachs Group, Inc. (The)	9,908	5,949,259
Hartford Insurance Group, Inc. (The)	8,049	1,045,082
Huntington Bancshares, Inc.	44,687	698,458
Intercontinental Exchange, Inc.	15,991	2,875,182
Invesco Ltd.(d)	13,927	201,384
Jack Henry & Associates, Inc.	1,988	360,166
JPMorgan Chase & Co.	89,054	23,510,256
KeyCorp	30,137	477,973
KKR & Co., Inc., Class A	21,746	2,641,269
Loews Corp.	5,067	452,432
M&T Bank Corp.	5,023	917,401
MarketAxess Holdings, Inc.	953	206,239
Marsh & McLennan Cos., Inc.	13,821	3,229,415
Mastercard, Inc., Class A	24,508	14,351,885
MetLife, Inc.	17,204	1,351,890
Moody’s Corp.	4,827	2,313,678
Morgan Stanley	39,358	5,039,005
Nasdaq, Inc.	12,754	1,065,469
Northern Trust Corp.	6,045	645,243
PayPal Holdings, Inc.(b)	28,206	1,982,318
PNC Financial Services Group, Inc. (The)	12,099	2,102,927
Principal Financial Group, Inc.	6,207	483,463
Progressive Corp. (The)	16,179	4,609,882
Prudential Financial, Inc.	10,495	1,090,326
Raymond James Financial, Inc.	5,446	800,453
Regions Financial Corp.	27,805	596,139
S&P Global, Inc.	9,629	4,938,329
State Street Corp.	9,216	887,316
Synchrony Financial	11,974	690,301
	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc.	6,843	$640,436
Travelers Cos., Inc. (The)	6,341	1,748,214
Truist Financial Corp.	41,967	1,657,697
U.S. Bancorp	47,699	2,079,199
Visa, Inc., Class A	51,251	18,716,353
W.R. Berkley Corp.	8,384	626,201
Wells Fargo & Co.	102,797	7,687,160
Willis Towers Watson PLC	2,895	916,412
		210,398,102
Health Care-7.83%
Abbott Laboratories	49,925	6,668,981
Agilent Technologies, Inc.	8,334	932,741
Align Technology, Inc.(b)(c)	2,167	392,097
Baxter International, Inc.	13,915	424,408
Becton, Dickinson and Co.	7,913	1,365,705
Biogen, Inc.(b)	3,970	515,266
Bio-Techne Corp.	4,425	214,170
Boston Scientific Corp.(b)	43,111	4,537,864
Cardinal Health, Inc.	6,715	1,037,065
Cencora, Inc.	4,708	1,371,158
Centene Corp.(b)	13,653	770,575
Charles River Laboratories International, Inc.(b)	1,347	182,694
Cigna Group (The)	7,506	2,376,700
Cooper Cos., Inc. (The)(b)	6,186	422,380
CVS Health Corp.	34,661	2,219,690
Danaher Corp.	17,705	3,362,180
DaVita, Inc.(b)(c)	1,271	173,186
Edwards Lifesciences Corp.(b)	16,754	1,310,498
Elevance Health, Inc.	6,086	2,336,050
GE HealthCare Technologies, Inc.	12,944	913,070
Gilead Sciences, Inc.	33,990	3,741,619
HCA Healthcare, Inc.	4,852	1,850,504
Henry Schein, Inc.(b)(c)	3,496	244,685
Hologic, Inc.(b)	6,547	407,027
Humana, Inc.	3,552	828,078
IDEXX Laboratories, Inc.(b)	2,357	1,209,990
Incyte Corp.(b)	4,716	306,823
Insulet Corp.(b)	2,089	678,988
Intuitive Surgical, Inc.(b)	11,155	6,161,353
IQVIA Holdings, Inc.(b)	4,771	669,514
Johnson & Johnson	66,670	10,347,851
Labcorp Holdings, Inc.	2,407	599,271
McKesson Corp.	3,436	2,472,236
Medtronic PLC	35,042	2,907,785
Merck & Co., Inc.	67,928	5,219,588
Moderna, Inc.(b)(c)	8,139	216,172
Molina Healthcare, Inc.(b)	1,485	452,984
Pfizer, Inc.	158,301	3,718,490
Quest Diagnostics, Inc.(c)	3,153	546,541
ResMed, Inc.(c)	4,230	1,035,462
Revvity, Inc.(c)	3,327	300,827
Solventum Corp.(b)	4,048	295,868
STERIS PLC	2,621	642,695
Stryker Corp.	9,895	3,786,223
Thermo Fisher Scientific, Inc.	10,723	4,319,439
UnitedHealth Group, Inc.	24,878	7,510,917
Universal Health Services, Inc., Class B	1,677	319,217
Viatris, Inc.	32,397	284,770
West Pharmaceutical Services, Inc.(c)	2,039	429,923
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	5,426	$500,114
Zoetis, Inc.	12,681	2,138,397
		95,669,829
Industrials-9.59%
3M Co.	15,279	2,266,640
A.O. Smith Corp.	3,279	210,872
Allegion PLC	2,455	350,329
AMETEK, Inc.	6,716	1,200,418
Automatic Data Processing, Inc.	11,862	3,861,437
Axon Enterprise, Inc.(b)	1,866	1,400,172
Broadridge Financial Solutions, Inc.	3,404	826,593
Builders FirstSource, Inc.(b)	3,358	361,589
C.H. Robinson Worldwide, Inc.	3,394	325,722
Carrier Global Corp.	22,455	1,598,796
Caterpillar, Inc.	13,345	4,644,460
Cintas Corp.	10,055	2,277,458
Copart, Inc.(b)	24,612	1,267,026
CSX Corp.	56,763	1,793,143
Cummins, Inc.	4,150	1,334,142
Dayforce, Inc.(b)(c)	4,981	294,277
Deere & Co.	7,052	3,570,146
Delta Air Lines, Inc.	23,120	1,118,777
Dover Corp.	4,078	724,865
Eaton Corp. PLC	10,784	3,453,037
Emerson Electric Co.	16,998	2,029,221
Equifax, Inc.	3,450	911,456
Expeditors International of Washington, Inc.	3,810	429,501
Fastenal Co.	31,026	1,282,615
FedEx Corp.	6,593	1,437,933
Fortive Corp.	10,152	712,569
GE Vernova, Inc.	8,406	3,975,870
Generac Holdings, Inc.(b)	1,675	204,568
General Dynamics Corp.	6,813	1,897,352
General Electric Co.	31,465	7,737,558
Honeywell International, Inc.	18,229	4,131,967
Howmet Aerospace, Inc.	11,788	2,002,663
Hubbell, Inc.	1,618	630,340
Huntington Ingalls Industries, Inc.	972	216,814
IDEX Corp.	2,198	397,640
Illinois Tool Works, Inc.	7,671	1,880,009
Ingersoll Rand, Inc.	11,392	930,043
J.B. Hunt Transport Services, Inc.	2,258	313,523
Jacobs Solutions, Inc.	3,553	448,744
Johnson Controls International PLC	19,761	2,003,173
L3Harris Technologies, Inc.	5,083	1,241,980
Leidos Holdings, Inc.	3,527	523,830
Lennox International, Inc.	918	518,165
Lockheed Martin Corp.	5,594	2,698,434
Masco Corp.	6,197	386,817
Norfolk Southern Corp.	6,540	1,616,165
Northrop Grumman Corp.	3,616	1,752,928
Old Dominion Freight Line, Inc.	5,477	877,251
PACCAR, Inc.	14,929	1,401,087
Parker-Hannifin Corp.	3,812	2,533,836
Paychex, Inc.(c)	9,103	1,437,455
Paycom Software, Inc.	1,404	363,762
Pentair PLC	4,944	490,346
Quanta Services, Inc.	4,181	1,432,243
Republic Services, Inc.	5,684	1,462,436
Rockwell Automation, Inc.	3,363	1,061,195
Rollins, Inc.	7,908	452,733
	Shares	Value
Industrials-(continued)
RTX Corp.	37,976	$5,182,964
Snap-on, Inc.	1,494	479,201
Southwest Airlines Co.(c)	16,816	561,318
Stanley Black & Decker, Inc.	4,465	292,145
Textron, Inc.	5,179	383,401
Trane Technologies PLC	6,372	2,741,680
Uber Technologies, Inc.(b)	61,083	5,140,745
Union Pacific Corp.	17,110	3,792,603
United Airlines Holdings, Inc.(b)	11,572	919,338
United Parcel Service, Inc., Class B	20,522	2,001,716
United Rentals, Inc.	1,881	1,332,463
Veralto Corp.	7,025	709,736
Verisk Analytics, Inc.	3,957	1,243,052
W.W. Grainger, Inc.	1,271	1,382,289
Wabtec Corp.	4,919	995,212
Waste Management, Inc.	10,308	2,483,919
Xylem, Inc.	7,033	886,439
		117,232,342
Information Technology-25.87%
Accenture PLC, Class A (Ireland)	18,244	5,780,064
Adobe, Inc.(b)	11,960	4,964,476
Advanced Micro Devices, Inc.(b)	43,692	4,838,015
Amphenol Corp., Class A	34,727	3,122,999
Analog Devices, Inc.	15,020	3,213,980
ANSYS, Inc.(b)	2,496	825,727
Apple, Inc.	459,026	92,195,372
Applied Materials, Inc.	23,756	3,723,753
Arista Networks, Inc.(b)	32,549	2,820,045
Autodesk, Inc.(b)	6,361	1,883,619
CDW Corp.	3,874	698,715
Cisco Systems, Inc.	114,851	7,240,207
Cognizant Technology Solutions Corp., Class A	14,122	1,143,741
Corning, Inc.	23,130	1,147,017
CrowdStrike Holdings, Inc., Class A(b)	7,105	3,349,084
Dell Technologies, Inc., Class C	9,069	1,009,108
Enphase Energy, Inc.(b)(c)	3,598	148,921
EPAM Systems, Inc.(b)	1,678	292,794
F5, Inc.(b)	1,733	494,564
First Solar, Inc.(b)	2,911	460,171
Fortinet, Inc.(b)	19,065	1,940,436
Gartner, Inc.(b)	2,271	991,110
Gen Digital, Inc.(c)	15,084	429,592
GoDaddy, Inc., Class A(b)	3,929	715,667
Hewlett Packard Enterprise Co.	46,326	800,513
HP, Inc.	28,396	707,060
Intel Corp.	134,481	2,629,104
International Business Machines Corp.	25,407	6,581,937
Intuit, Inc.	7,908	5,958,441
Jabil, Inc.	3,542	595,091
Juniper Networks, Inc.	9,145	328,580
Keysight Technologies, Inc.(b)(c)	5,017	787,870
KLA Corp.	3,785	2,864,791
Lam Research Corp.	35,031	2,830,154
Micron Technology, Inc.(c)	29,494	2,786,003
Monolithic Power Systems, Inc.(c)	1,389	919,379
Motorola Solutions, Inc.	4,842	2,011,270
NetApp, Inc.	6,072	602,100
NVIDIA Corp.	721,331	97,473,458
NXP Semiconductors N.V. (Netherlands)	7,281	1,391,618
ON Semiconductor Corp.(b)	12,704	533,822
Oracle Corp.	48,065	7,956,199
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Palantir Technologies, Inc., Class A(b)	56,546	$7,451,632
PTC, Inc.(b)(c)	3,403	572,793
QUALCOMM, Inc.	31,051	4,508,605
Roper Technologies, Inc.	3,006	1,714,232
Salesforce, Inc.	27,189	7,215,145
Seagate Technology Holdings PLC(c)	6,755	796,685
Skyworks Solutions, Inc.	4,263	294,275
Super Micro Computer, Inc.(b)(c)	13,358	534,587
Synopsys, Inc.(b)	4,412	2,047,080
TE Connectivity PLC (Switzerland)	8,747	1,400,132
Teledyne Technologies, Inc.(b)(c)	1,344	670,468
Teradyne, Inc.	5,605	440,553
Texas Instruments, Inc.	27,652	5,056,168
Trimble, Inc.(b)	7,090	505,304
Tyler Technologies, Inc.(b)	1,245	718,353
Western Digital Corp.(b)(c)	10,698	551,482
Zebra Technologies Corp., Class A(b)	1,581	458,126
		316,122,187
Materials-2.25%
Air Products and Chemicals, Inc.	6,481	1,807,616
Albemarle Corp.(c)	3,380	188,469
Amcor PLC	40,025	364,628
Avery Dennison Corp.	2,317	411,800
Ball Corp.	8,334	446,536
CF Industries Holdings, Inc.	4,930	447,200
Corteva, Inc.	19,938	1,411,610
Dow, Inc.	20,280	562,567
DuPont de Nemours, Inc.	12,302	821,774
Eastman Chemical Co.	3,336	261,442
Ecolab, Inc.	7,218	1,917,245
Freeport-McMoRan, Inc.	39,184	1,507,800
International Flavors & Fragrances, Inc.	7,144	546,945
International Paper Co.	15,871	758,792
Linde PLC	13,394	6,262,766
LyondellBasell Industries N.V., Class A	7,515	424,522
Martin Marietta Materials, Inc.	1,725	944,524
Mosaic Co. (The)	8,362	302,203
Newmont Corp.	30,373	1,601,265
Nucor Corp.	6,705	733,259
Packaging Corp. of America	2,618	505,719
PPG Industries, Inc.	6,431	712,555
Sherwin-Williams Co. (The)	6,519	2,339,082
Smurfit WestRock PLC	15,802	684,701
Steel Dynamics, Inc.	4,207	517,755
Vulcan Materials Co.	3,908	1,035,894
		27,518,669
Real Estate-1.76%
Alexandria Real Estate Equities, Inc.	4,386	307,853
AvalonBay Communities, Inc.	4,157	859,543
BXP, Inc.	4,242	285,614
Camden Property Trust	3,036	356,700
CBRE Group, Inc., Class A(b)	9,118	1,139,932
Digital Realty Trust, Inc.	8,731	1,497,541
Equity Residential	9,976	699,717
Essex Property Trust, Inc.	1,859	527,770
Extra Space Storage, Inc.	5,888	889,971
Federal Realty Investment Trust	2,255	215,307
Healthpeak Properties, Inc.	19,253	335,195
Host Hotels & Resorts, Inc.	20,277	314,091
Invitation Homes, Inc.	15,908	536,100
Kimco Realty Corp.	19,397	412,380
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	3,302	$517,258
Prologis, Inc.	26,950	2,926,770
Public Storage	4,284	1,321,228
Realty Income Corp.	24,059	1,362,221
Regency Centers Corp.	4,730	341,269
Simon Property Group, Inc.	9,351	1,524,868
UDR, Inc.	8,578	355,387
Ventas, Inc.	11,886	764,032
VICI Properties, Inc.(c)	29,000	919,590
Welltower, Inc.	16,743	2,583,110
Weyerhaeuser Co.	20,303	526,051
		21,519,498
Utilities-2.86%
AES Corp. (The)	18,929	190,994
Alliant Energy Corp.	7,235	450,234
Ameren Corp.	7,560	732,413
American Electric Power Co., Inc.	14,905	1,542,518
American Water Works Co., Inc.	5,111	730,720
Atmos Energy Corp.	4,360	674,405
CenterPoint Energy, Inc.(c)	17,621	656,206
CMS Energy Corp.	8,333	585,227
Consolidated Edison, Inc.	9,326	974,474
Constellation Energy Corp.	9,887	3,026,905
Dominion Energy, Inc.	24,056	1,363,253
DTE Energy Co.	5,727	782,595
Duke Energy Corp.	21,148	2,489,543
Edison International	10,324	574,531
Entergy Corp.	12,312	1,025,343
Evergy, Inc.	6,494	431,267
Eversource Energy	10,552	683,875
Exelon Corp.	28,325	1,241,201
FirstEnergy Corp.	14,141	593,074
NextEra Energy, Inc.	53,772	3,798,454
NiSource, Inc.	13,259	524,261
NRG Energy, Inc.	6,292	980,923
PG&E Corp.	59,847	1,010,217
Pinnacle West Capital Corp.(c)	3,132	285,732
PPL Corp.	20,786	722,313
Public Service Enterprise Group, Inc.	13,808	1,118,862
Sempra	17,867	1,404,167
Southern Co. (The)	30,154	2,713,860
Vistra Corp.	10,133	1,627,056
WEC Energy Group, Inc.	8,758	940,959
Xcel Energy, Inc.(c)	16,339	1,145,364
		35,020,946
Total Common Stocks & Other Equity Interests (Cost $973,497,942)		1,220,427,671
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $550,355)	550,355	550,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $974,048,297)		1,220,978,026
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.84%
Invesco Private Government Fund, 4.29%(d)(e)(f)	6,250,556	$6,250,556
Invesco Private Prime Fund, 4.45%(d)(e)(f)	16,248,196	16,251,446
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,502,002)		22,502,002
TOTAL INVESTMENTS IN SECURITIES-101.75% (Cost $996,550,299)		1,243,480,028
OTHER ASSETS LESS LIABILITIES-(1.75)%		(21,388,218)
NET ASSETS-100.00%		$1,222,091,810

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Ltd.	$183,324	$171,359	$(107,444)	$15,536	$(61,391)	$201,384	$8,428
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,957	12,722,294	(12,184,896)	-	-	550,355	18,391
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,884,175	89,130,439	(85,764,058)	-	-	6,250,556	194,657 *
Invesco Private Prime Fund	7,510,966	205,760,762	(197,017,343)	(499)	(2,440)	16,251,446	517,928 *
Total	$10,591,422	$307,784,854	$(295,073,741)	$15,037	$(63,831)	$23,253,741	$739,404

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.06%
Frontier Communications Parent, Inc.(b)	27,762	$1,005,817
New York Times Co. (The), Class A	20,432	1,167,076
Nexstar Media Group, Inc., Class A	3,625	617,772
Warner Music Group Corp., Class A(c)	17,709	466,101
ZoomInfo Technologies, Inc., Class A(b)(c)	35,943	343,256
		3,600,022
Consumer Discretionary-13.04%
Abercrombie & Fitch Co., Class A(b)	8,547	670,854
Aramark(c)	35,246	1,427,463
Autoliv, Inc. (Sweden)(c)	9,616	988,717
AutoNation, Inc.(b)	3,587	659,470
Boyd Gaming Corp.(c)	9,351	701,045
Brunswick Corp.	8,831	447,025
Burlington Stores, Inc.(b)(c)	8,025	1,831,867
Chewy, Inc., Class A(b)	22,957	1,038,804
Churchill Downs, Inc.(c)	10,208	974,558
Columbia Sportswear Co.(c)	4,391	280,058
Crocs, Inc.(b)	7,081	722,262
Dick’s Sporting Goods, Inc.	8,294	1,487,446
Duolingo, Inc.(b)	5,053	2,625,589
Floor & Decor Holdings, Inc., Class A(b)(c)	14,466	1,037,068
GameStop Corp., Class A(b)(c)	57,524	1,714,215
Gap, Inc. (The)	29,678	662,116
Gentex Corp.(c)	28,160	607,411
Goodyear Tire & Rubber Co. (The)(b)(c)	35,993	410,680
Graham Holdings Co., Class B	452	431,393
Grand Canyon Education, Inc.(b)	3,812	754,185
H&R Block, Inc.	18,490	1,053,006
Harley-Davidson, Inc.	14,992	362,956
Hilton Grand Vacations, Inc.(b)(c)	9,298	354,905
Hyatt Hotels Corp., Class A	5,938	783,994
KB Home	8,698	448,643
Lear Corp.	6,698	605,633
Light & Wonder, Inc.(b)(c)	12,049	1,085,856
Lithia Motors, Inc., Class A	3,821	1,210,913
Macy’s, Inc.	35,551	422,701
Marriott Vacations Worldwide Corp.	4,367	287,611
Mattel, Inc.(b)	43,480	823,511
Murphy USA, Inc.	2,379	1,015,333
Ollie’s Bargain Outlet Holdings, Inc.(b)	7,703	858,499
Penske Automotive Group, Inc.	2,493	409,301
Polaris, Inc.	6,551	256,930
PVH Corp.	7,835	656,338
Service Corp. International	18,583	1,449,474
Skechers U.S.A., Inc., Class A(b)	17,665	1,095,937
Somnigroup International, Inc.(c)	24,562	1,598,004
Taylor Morrison Home Corp., Class A(b)	13,332	750,325
Texas Roadhouse, Inc.	8,706	1,699,498
Thor Industries, Inc.(c)	8,365	679,154
Toll Brothers, Inc.	13,146	1,370,471
TopBuild Corp.(b)	3,698	1,046,127
Travel + Leisure Co.	9,740	473,072
Under Armour, Inc., Class A(b)(c)	36,265	243,338
Vail Resorts, Inc.(c)	4,578	733,258
Valvoline, Inc.(b)	17,097	591,385
Visteon Corp.(b)	3,561	300,638
Wendy’s Co. (The)	21,637	246,662
Whirlpool Corp.(c)	7,665	598,560
	Shares	Value
Consumer Discretionary-(continued)
Wyndham Hotels & Resorts, Inc.	11,509	$952,715
YETI Holdings, Inc.(b)	11,325	346,092
		44,283,066
Consumer Staples-5.08%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	15,375	1,740,604
Boston Beer Co., Inc. (The), Class A(b)	1,111	255,363
Casey’s General Stores, Inc.	4,754	2,081,111
Celsius Holdings, Inc.(b)	18,296	693,052
Coca-Cola Consolidated, Inc.	7,759	889,569
Coty, Inc., Class A(b)(c)	46,557	229,526
Darling Ingredients, Inc.(b)	24,191	753,792
Flowers Foods, Inc.	24,747	418,224
Ingredion, Inc.	8,133	1,131,463
Lancaster Colony Corp.	2,536	424,526
Maplebear, Inc.(b)	21,279	971,812
Performance Food Group Co.(b)	21,254	1,903,508
Pilgrim’s Pride Corp.	5,335	262,269
Post Holdings, Inc.(b)	5,967	659,891
Sprouts Farmers Market, Inc.(b)	13,427	2,320,991
US Foods Holding Corp.(b)	31,829	2,518,311
		17,254,012
Energy-3.93%
Antero Midstream Corp.	41,915	787,164
Antero Resources Corp.(b)	37,063	1,388,009
ChampionX Corp.	24,652	593,374
Chord Energy Corp.	8,184	736,560
Civitas Resources, Inc.	12,113	331,533
CNX Resources Corp.(b)(c)	18,418	594,533
DT Midstream, Inc.	12,424	1,301,290
HF Sinclair Corp.(c)	22,563	815,201
Matador Resources Co.	15,639	672,633
Murphy Oil Corp.	17,967	376,049
NOV, Inc.	51,187	614,244
Ovintiv, Inc.	35,387	1,267,562
PBF Energy, Inc., Class A	12,937	246,450
Permian Resources Corp.	83,988	1,059,089
Range Resources Corp.	29,719	1,130,511
Valaris Ltd.(b)(c)	7,866	295,919
Viper Energy, Inc.	17,506	694,813
Weatherford International PLC	10,409	453,832
		13,358,766
Financials-19.55%
Affiliated Managers Group, Inc.	3,973	699,248
Ally Financial, Inc.	37,313	1,305,955
American Financial Group, Inc.	9,159	1,135,533
Annaly Capital Management, Inc.	72,292	1,369,933
Associated Banc-Corp	22,953	531,821
Bank OZK(c)	14,348	636,047
Brighthouse Financial, Inc.(b)	8,067	482,487
Cadence Bank(c)	25,631	776,619
Carlyle Group, Inc. (The)	31,111	1,406,217
CNO Financial Group, Inc.	13,683	519,407
Columbia Banking System, Inc.	28,965	677,202
Comerica, Inc.	18,281	1,043,662
Commerce Bancshares, Inc.	16,663	1,049,936
Cullen/Frost Bankers, Inc.	8,858	1,124,789
East West Bancorp, Inc.	19,050	1,737,360
Essent Group Ltd.	14,097	817,626
Euronet Worldwide, Inc.(b)(c)	5,293	573,126
Evercore, Inc., Class A	5,364	1,241,712
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
F.N.B. Corp.	50,033	$693,958
Federated Hermes, Inc., Class B	9,968	420,650
Fidelity National Financial, Inc.	33,818	1,852,212
First American Financial Corp.	13,543	755,835
First Financial Bankshares, Inc.(c)	17,182	605,837
First Horizon Corp.	75,799	1,506,884
FirstCash Holdings, Inc.(c)	4,792	612,945
Glacier Bancorp, Inc.	15,567	645,564
Hamilton Lane, Inc., Class A(c)	5,731	853,919
Hancock Whitney Corp.	12,138	663,585
Hanover Insurance Group, Inc. (The)	4,668	821,475
Home BancShares, Inc.	24,684	698,310
Houlihan Lokey, Inc.	7,367	1,286,868
Interactive Brokers Group, Inc., Class A	16,168	3,390,106
International Bancshares Corp.	7,253	454,255
Janus Henderson Group PLC	17,776	645,802
Jefferies Financial Group, Inc.	24,330	1,182,438
Kemper Corp.	7,734	492,888
Kinsale Capital Group, Inc.	2,650	1,250,774
MGIC Investment Corp.	34,255	906,045
Morningstar, Inc.	3,678	1,134,369
Old National Bancorp	45,848	956,389
Old Republic International Corp.	30,608	1,156,982
Pinnacle Financial Partners, Inc.	10,758	1,143,360
Primerica, Inc.	4,330	1,171,698
Prosperity Bancshares, Inc.	12,914	899,460
Reinsurance Group of America, Inc.	8,836	1,796,271
RenaissanceRe Holdings Ltd. (Bermuda)	6,532	1,629,211
RLI Corp.	10,651	818,742
SEI Investments Co.	13,258	1,130,377
Selective Insurance Group, Inc.	7,740	681,275
Shift4 Payments, Inc., Class A(b)(c)	9,332	884,580
SLM Corp.	27,682	896,066
SouthState Corp.	13,619	1,195,748
Starwood Property Trust, Inc.(c)	41,354	816,742
Stifel Financial Corp.	14,196	1,337,547
Synovus Financial Corp.	20,373	974,441
Texas Capital Bancshares, Inc.(b)(c)	6,303	451,862
UMB Financial Corp.	9,415	970,875
United Bankshares, Inc.	17,712	640,112
Unum Group	22,145	1,809,468
Valley National Bancorp	66,839	586,846
Voya Financial, Inc.	13,060	868,751
Webster Financial Corp.	24,154	1,243,448
Western Alliance Bancorporation	15,598	1,129,451
Western Union Co. (The)	42,748	396,701
WEX, Inc.(b)(c)	5,168	686,982
Wintrust Financial Corp.	9,405	1,123,051
Zions Bancorporation N.A.	20,783	984,283
		66,384,118
Health Care-7.32%
Acadia Healthcare Co., Inc.(b)(c)	12,013	271,974
Avantor, Inc.(b)	89,497	1,155,406
BioMarin Pharmaceutical, Inc.(b)	23,902	1,387,989
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,528	573,679
Bruker Corp.(c)	14,451	530,352
Chemed Corp.	1,897	1,090,472
Doximity, Inc., Class A(b)	17,530	913,138
Encompass Health Corp.	13,304	1,608,454
Ensign Group, Inc. (The)(c)	7,300	1,074,998
Envista Holdings Corp.(b)(c)	25,538	466,579
Exelixis, Inc.(b)	36,928	1,589,381
	Shares	Value
Health Care-(continued)
Globus Medical, Inc., Class A(b)	15,930	$942,737
Halozyme Therapeutics, Inc.(b)	15,345	860,394
HealthEquity, Inc.(b)(c)	12,442	1,251,790
Jazz Pharmaceuticals PLC(b)	8,030	867,802
Lantheus Holdings, Inc.(b)(c)	8,040	607,502
LivaNova PLC(b)(c)	7,193	311,097
Masimo Corp.(b)(c)	6,243	1,014,488
Medpace Holdings, Inc.(b)(c)	3,189	940,436
Neurocrine Biosciences, Inc.(b)	13,702	1,685,620
Option Care Health, Inc.(b)	21,550	704,254
Perrigo Co. PLC	17,900	479,183
Roivant Sciences Ltd.(b)(c)	54,103	594,592
Tenet Healthcare Corp.(b)	12,350	2,084,310
United Therapeutics Corp.(b)	5,784	1,844,228
		24,850,855
Industrials-23.67%
AAON, Inc.(c)	7,900	760,691
Acuity, Inc.	4,291	1,115,188
Advanced Drainage Systems, Inc.	8,940	983,042
AECOM	17,627	1,936,326
AGCO Corp.	7,915	775,512
American Airlines Group, Inc.(b)(c)	107,619	1,227,933
Applied Industrial Technologies, Inc.	5,311	1,203,048
Brink’s Co. (The)(c)	6,018	493,837
BWX Technologies, Inc.	12,053	1,513,857
CACI International, Inc., Class A(b)	2,522	1,079,416
Carlisle Cos., Inc.	5,810	2,208,846
Chart Industries, Inc.(b)(c)	6,811	1,068,373
Clean Harbors, Inc.(b)	6,892	1,563,037
CNH Industrial N.V.(c)	109,635	1,371,534
Comfort Systems USA, Inc.	4,771	2,281,635
Concentrix Corp.(c)	5,917	331,145
Core & Main, Inc., Class A(b)	25,705	1,408,891
Crane Co.	6,388	1,094,903
Curtiss-Wright Corp.	4,831	2,126,171
Donaldson Co., Inc.	15,182	1,055,908
EMCOR Group, Inc.	6,116	2,885,896
EnerSys	5,237	437,970
ESAB Corp.	7,389	908,773
ExlService Holdings, Inc.(b)	21,094	970,113
Exponent, Inc.	6,490	495,447
Flowserve Corp.	18,479	922,287
Fluor Corp.(b)	22,799	947,982
Fortune Brands Innovations, Inc.	16,454	829,282
FTI Consulting, Inc.(b)(c)	4,527	743,152
GATX Corp.	4,863	774,384
Genpact Ltd.	21,865	941,288
Graco, Inc.	21,825	1,847,705
GXO Logistics, Inc.(b)(c)	15,257	627,673
Hexcel Corp.	11,296	597,445
Insperity, Inc.	4,429	286,645
ITT, Inc.	10,812	1,627,638
KBR, Inc.	16,036	836,919
Kirby Corp.(b)(c)	7,697	851,596
Knight-Swift Transportation Holdings, Inc.	21,705	961,966
Landstar System, Inc.	4,627	634,917
Lincoln Electric Holdings, Inc.	7,613	1,473,801
ManpowerGroup, Inc.	5,705	239,325
MasTec, Inc.(b)	8,478	1,321,975
Maximus, Inc.	7,332	531,643
Middleby Corp. (The)(b)(c)	7,299	1,066,603
MSA Safety, Inc.	5,313	865,860
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
MSC Industrial Direct Co., Inc., Class A	5,865	$476,238
Mueller Industries, Inc.	14,432	1,123,820
Nextracker, Inc., Class A(b)	17,736	1,005,454
nVent Electric PLC(c)	22,239	1,463,326
Oshkosh Corp.	8,646	857,597
Owens Corning	11,520	1,543,104
Parsons Corp.(b)	5,890	381,908
Paylocity Holding Corp.(b)	5,920	1,130,128
RB Global, Inc. (Canada)(c)	24,050	2,532,465
RBC Bearings, Inc.(b)(c)	4,140	1,514,702
Regal Rexnord Corp.	9,009	1,202,161
Ryder System, Inc.	5,971	878,513
Saia, Inc.(b)(c)	3,652	965,625
Science Applications International Corp.	5,811	671,403
Sensata Technologies Holding PLC	20,034	522,086
Simpson Manufacturing Co., Inc.	5,505	857,129
Terex Corp.	8,542	384,475
Tetra Tech, Inc.	33,979	1,187,226
Timken Co. (The)(c)	8,747	599,082
Toro Co. (The)	14,022	1,062,587
Trex Co., Inc.(b)(c)	14,915	833,301
UFP Industries, Inc.	7,655	746,822
Valmont Industries, Inc.	2,657	845,032
Watsco, Inc.	4,331	1,921,102
Watts Water Technologies, Inc., Class A	3,494	845,967
WESCO International, Inc.	6,132	1,029,501
Woodward, Inc.	7,840	1,696,027
XPO, Inc.(b)(c)	16,320	1,857,706
		80,362,065
Information Technology-10.16%
Amkor Technology, Inc.	15,236	274,553
AppFolio, Inc., Class A(b)	2,928	618,306
Arrow Electronics, Inc.(b)	6,887	815,283
ASGN, Inc.(b)	5,462	288,448
Avnet, Inc.	11,648	582,516
Belden, Inc.	5,426	576,241
BILL Holdings, Inc.(b)(c)	14,245	622,222
Ciena Corp.(b)(c)	21,517	1,722,651
Cirrus Logic, Inc.(b)(c)	7,033	691,766
Cognex Corp.	22,554	675,943
Coherent Corp.(b)	21,476	1,624,230
Commvault Systems, Inc.(b)	6,066	1,110,988
Crane NXT Co.	6,450	345,784
DocuSign, Inc.(b)	26,191	2,320,784
Dolby Laboratories, Inc., Class A	7,456	553,683
Dynatrace, Inc.(b)(c)	43,165	2,331,342
Fabrinet (Thailand)(b)	4,462	1,039,066
Flex Ltd.(b)	53,257	2,252,771
Guidewire Software, Inc.(b)	11,851	2,548,202
IPG Photonics Corp.(b)(c)	3,230	214,020
Kyndryl Holdings, Inc.(b)	32,342	1,262,632
Lattice Semiconductor Corp.(b)(c)	18,220	818,807
Littelfuse, Inc.	3,496	716,890
Manhattan Associates, Inc.(b)	8,059	1,521,378
MKS Instruments, Inc.	9,482	779,326
Novanta, Inc.(b)	4,786	592,603
Onto Innovation, Inc.(b)	6,677	613,883
Power Integrations, Inc.	7,592	377,550
Pure Storage, Inc., Class A(b)	42,114	2,256,889
Qualys, Inc.(b)	4,859	673,214
Silicon Laboratories, Inc.(b)(c)	4,651	560,585
Synaptics, Inc.(b)	5,273	309,841
	Shares	Value
Information Technology-(continued)
TD SYNNEX Corp.(c)	10,132	$1,229,417
Universal Display Corp.(c)	5,657	810,931
Vontier Corp.	21,265	760,224
		34,492,969
Materials-6.34%
Alcoa Corp.	32,076	858,674
AptarGroup, Inc.	8,314	1,316,938
Ashland, Inc.	6,508	322,211
Avient Corp.(c)	12,106	437,390
Axalta Coating Systems Ltd.(b)	29,094	896,095
Cabot Corp.	7,226	539,710
Carpenter Technology Corp.	7,065	1,660,275
Cleveland-Cliffs, Inc.(b)(c)	66,636	388,488
Commercial Metals Co.	15,454	720,002
Crown Holdings, Inc.	14,837	1,461,444
Eagle Materials, Inc.	4,518	913,585
Graphic Packaging Holding Co.	38,083	846,204
Greif, Inc., Class A(c)	3,353	186,427
Knife River Corp.(b)	7,548	710,267
Louisiana-Pacific Corp.	8,440	760,191
Magnera Corp.(b)	2	24
NewMarket Corp.	1,039	669,178
Olin Corp.	15,755	305,805
Reliance, Inc.	7,202	2,108,890
Royal Gold, Inc.	7,835	1,395,570
RPM International, Inc.	16,997	1,934,938
Silgan Holdings, Inc.	11,110	611,828
Sonoco Products Co.	12,920	588,377
United States Steel Corp.(c)	29,592	1,592,641
Westlake Corp.(c)	4,367	310,188
		21,535,340
Real Estate-6.64%
Agree Realty Corp.	12,643	952,018
American Homes 4 Rent, Class A	41,718	1,579,026
Brixmor Property Group, Inc.	40,562	1,030,680
COPT Defense Properties(c)	14,039	385,371
Cousins Properties, Inc.	21,821	612,515
CubeSmart	27,914	1,193,603
EastGroup Properties, Inc.	6,229	1,056,127
EPR Properties	9,699	540,137
First Industrial Realty Trust, Inc.	16,723	826,618
Gaming and Leisure Properties, Inc.	34,389	1,605,966
Independence Realty Trust, Inc.	29,596	550,190
Jones Lang LaSalle, Inc.(b)	6,340	1,411,918
Kilroy Realty Corp.	14,319	461,072
Kite Realty Group Trust(c)	28,596	632,544
Lamar Advertising Co., Class A	11,887	1,432,859
NNN REIT, Inc.(c)	23,609	985,912
Omega Healthcare Investors, Inc.	33,800	1,250,600
Park Hotels & Resorts, Inc.(c)	27,332	283,160
PotlatchDeltic Corp.	9,377	368,891
Rayonier, Inc.	16,226	384,556
Rexford Industrial Realty, Inc.	29,238	1,030,347
Sabra Health Care REIT, Inc.	29,450	514,786
STAG Industrial, Inc.	22,540	801,973
Vornado Realty Trust	23,166	872,663
W.P. Carey, Inc.(c)	28,215	1,770,773
		22,534,305
Utilities-3.11%
ALLETE, Inc.	7,229	470,174
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Black Hills Corp.	9,217	$538,918
Essential Utilities, Inc.	30,946	1,192,350
IDACORP, Inc.(c)	6,808	809,812
National Fuel Gas Co.	11,642	960,931
New Jersey Resources Corp.	12,433	570,550
NorthWestern Energy Group, Inc.	7,819	432,625
OGE Energy Corp.	26,071	1,159,377
ONE Gas, Inc.	7,291	545,075
Ormat Technologies, Inc.(c)	7,016	521,499
Portland General Electric Co.	13,490	571,976
Southwest Gas Holdings, Inc.	7,696	552,804
Spire, Inc.	7,358	553,910
TXNM Energy, Inc.	11,447	648,931
UGI Corp.(c)	28,387	1,023,635
		10,552,567
Total Common Stocks & Other Equity Interests (Cost $291,719,075)		339,208,085
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $122,881)	122,881	122,881
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $291,841,956)		339,330,966
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.25%
Invesco Private Government Fund, 4.29%(d)(e)(f)	12,422,360	$12,422,360
Invesco Private Prime Fund, 4.45%(d)(e)(f)	32,576,184	32,582,699
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,005,283)		45,005,059
TOTAL INVESTMENTS IN SECURITIES-113.19% (Cost $336,847,239)		384,336,025
OTHER ASSETS LESS LIABILITIES-(13.19)%		(44,772,370)
NET ASSETS-100.00%		$339,563,655

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$269,035	$4,191,748	$(4,337,902)	$-	$-	$122,881	$4,824
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,496,566	81,323,152	(80,397,358)	-	-	12,422,360	448,626 *
Invesco Private Prime Fund	26,933,411	176,391,942	(170,736,238)	(2,284)	(4,132)	32,582,699	1,197,109 *
Total	$38,699,012	$261,906,842	$(255,471,498)	$(2,284)	$(4,132)	$45,127,940	$1,650,559

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-1.21%
New York Times Co. (The), Class A	174,413	$9,962,471
Consumer Discretionary-3.16%
Gentex Corp.(b)	425,241	9,172,448
Murphy USA, Inc.	17,411	7,430,841
Service Corp. International	121,644	9,488,232
		26,091,521
Consumer Staples-6.34%
Albertson’s Cos., Inc., Class A(b)	418,547	9,304,300
Flowers Foods, Inc.	645,712	10,912,533
Ingredion, Inc.	66,817	9,295,581
Post Holdings, Inc.(b)(c)	109,263	12,083,395
US Foods Holding Corp.(c)	135,030	10,683,573
		52,279,382
Energy-1.15%
Antero Midstream Corp.	504,484	9,474,209
Financials-19.83%
American Financial Group, Inc.(b)	79,802	9,893,852
Annaly Capital Management, Inc.(b)	532,507	10,091,008
Commerce Bancshares, Inc.	147,106	9,269,149
Essent Group Ltd.	163,368	9,475,344
Federated Hermes, Inc., Class B	241,586	10,194,929
Fidelity National Financial, Inc.	152,031	8,326,738
First American Financial Corp.	155,421	8,674,046
FirstCash Holdings, Inc.	68,426	8,752,370
Hanover Insurance Group, Inc. (The)	57,424	10,105,475
MGIC Investment Corp.	348,032	9,205,446
Morningstar, Inc.	31,004	9,562,254
Old Republic International Corp.	282,576	10,681,373
Primerica, Inc.	34,644	9,374,666
Prosperity Bancshares, Inc.	131,001	9,124,220
RLI Corp.	135,151	10,389,057
SEI Investments Co.	113,126	9,645,123
Starwood Property Trust, Inc.(b)	545,505	10,773,724
		163,538,774
Health Care-3.40%
Chemed Corp.	16,169	9,294,588
Encompass Health Corp.	75,878	9,173,650
Ensign Group, Inc. (The)(b)	64,993	9,570,869
		28,039,107
Industrials-9.68%
AECOM	88,020	9,668,997
Donaldson Co., Inc.	150,594	10,473,813
Exponent, Inc.	127,656	9,745,259
GATX Corp.	60,370	9,613,319
Graco, Inc.	128,749	10,899,890
Landstar System, Inc.	67,209	9,222,419
Maximus, Inc.	139,383	10,106,661
MSA Safety, Inc.(b)	62,115	10,122,882
		79,853,240
Materials-9.12%
AptarGroup, Inc.(b)	70,166	11,114,295
Crown Holdings, Inc.	93,367	9,196,650
Graphic Packaging Holding Co.(b)	406,391	9,030,008
NewMarket Corp.	14,590	9,396,835
Royal Gold, Inc.	46,961	8,364,693
RPM International, Inc.(b)	79,879	9,093,425
	Shares	Value
Materials-(continued)
Silgan Holdings, Inc.	181,106	$9,973,508
Sonoco Products Co.	198,656	9,046,794
		75,216,208
Real Estate-25.48%
Agree Realty Corp.	170,119	12,809,961
American Homes 4 Rent, Class A	277,800	10,514,730
Brixmor Property Group, Inc.	388,154	9,862,993
COPT Defense Properties	430,095	11,806,108
CubeSmart	217,736	9,310,391
EastGroup Properties, Inc.	60,915	10,328,138
EPR Properties	208,581	11,615,876
Equity LifeStyle Properties, Inc.(b)	172,872	10,989,473
First Industrial Realty Trust, Inc.	194,159	9,597,279
Gaming and Leisure Properties, Inc.	264,542	12,354,111
Healthcare Realty Trust, Inc.(b)	650,639	9,434,266
Independence Realty Trust, Inc.	507,453	9,433,551
Kite Realty Group Trust(b)	438,201	9,693,006
Lamar Advertising Co., Class A	75,056	9,047,250
NNN REIT, Inc.	269,351	11,248,098
Omega Healthcare Investors, Inc.	306,378	11,335,986
Rayonier, Inc.	426,695	10,112,672
Sabra Health Care REIT, Inc.(b)	523,118	9,144,103
STAG Industrial, Inc.	295,738	10,522,358
W.P. Carey, Inc.(b)	174,989	10,982,310
		210,142,660
Utilities-20.49%
ALLETE, Inc.	396,468	25,786,279
Black Hills Corp.	194,986	11,400,831
Essential Utilities, Inc.	255,185	9,832,278
IDACORP, Inc.(b)	110,910	13,192,745
National Fuel Gas Co.	137,156	11,320,856
New Jersey Resources Corp.	252,614	11,592,456
NorthWestern Energy Group, Inc.	198,624	10,989,866
OGE Energy Corp.	275,459	12,249,662
ONE Gas, Inc.(b)	135,472	10,127,887
Ormat Technologies, Inc.(b)	121,180	9,007,309
Portland General Electric Co.	286,589	12,151,374
Southwest Gas Holdings, Inc.(b)	129,599	9,309,096
Spire, Inc.	148,211	11,157,324
TXNM Energy, Inc.	192,428	10,908,743
		169,026,706
Total Common Stocks & Other Equity Interests (Cost $779,408,127)		823,624,278
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $335,093)	335,093	335,093
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $779,743,220)		823,959,371
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.59%
Invesco Private Government Fund, 4.29%(d)(e)(f)	19,694,245	19,694,245
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(d)(e)(f)	51,158,797	$51,169,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,863,274)		70,863,274
TOTAL INVESTMENTS IN SECURITIES-108.49% (Cost $850,606,494)		894,822,645
OTHER ASSETS LESS LIABILITIES-(8.49)%		(70,010,634)
NET ASSETS-100.00%		$824,812,011

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,904	$22,819,205	$(22,552,016)	$-	$-	$335,093	$17,860
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,390,433	233,412,702	(227,108,890)	-	-	19,694,245	578,265 *
Invesco Private Prime Fund	34,972,828	485,872,756	(469,664,906)	(1,226)	(10,423)	51,169,029	1,557,448 *
Total	$48,431,165	$742,104,663	$(719,325,812)	$(1,226)	$(10,423)	$71,198,367	$2,153,573

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-2.54%
Cable One, Inc.	655	$95,846
CarGurus, Inc.(b)	13,612	426,600
Cars.com, Inc.(b)	10,004	102,541
Cinemark Holdings, Inc.(c)	17,177	580,067
Gogo, Inc.(b)(c)	9,348	99,182
IAC, Inc.(b)	11,169	401,637
John Wiley & Sons, Inc., Class A	5,595	218,877
Lumen Technologies, Inc.(b)	144,204	565,280
QuinStreet, Inc.(b)	9,520	145,370
Scholastic Corp.	4,286	74,019
Shenandoah Telecommunications Co.(c)	6,158	77,468
Shutterstock, Inc.	3,818	70,442
TEGNA, Inc.	24,839	415,308
Telephone and Data Systems, Inc.	15,185	521,757
TripAdvisor, Inc.(b)	18,125	258,100
Yelp, Inc.(b)	9,706	370,478
Ziff Davis, Inc.(b)	6,570	213,131
		4,636,103
Consumer Discretionary-13.84%
Academy Sports & Outdoors, Inc.(c)	11,650	476,601
Acushnet Holdings Corp.	3,970	270,913
Adient PLC(b)	14,802	230,763
Adtalem Global Education, Inc.(b)	6,129	809,212
Advance Auto Parts, Inc.(c)	8,749	419,340
American Axle & Manufacturing Holdings, Inc.(b)(c)	19,430	85,298
American Eagle Outfitters, Inc.(c)	29,958	328,340
Asbury Automotive Group, Inc.(b)	3,296	751,191
BJ’s Restaurants, Inc.(b)	3,916	174,693
Boot Barn Holdings, Inc.(b)(c)	5,508	882,987
Brinker International, Inc.(b)	7,617	1,314,923
Buckle, Inc. (The)	4,972	211,857
Caleres, Inc.	5,525	74,311
Carter’s, Inc.	5,366	168,331
Cavco Industries, Inc.(b)	1,269	550,232
Century Communities, Inc.	4,202	217,958
Champion Homes, Inc.(b)	8,750	572,250
Cheesecake Factory, Inc. (The)(c)	7,978	440,146
Cracker Barrel Old Country Store, Inc.(c)	3,444	197,823
Dana, Inc.	20,402	339,285
Dave & Buster’s Entertainment, Inc.(b)(c)	5,105	112,106
Dorman Products, Inc.(b)	4,222	545,947
Dream Finders Homes, Inc., Class A(b)(c)	4,028	84,024
Ethan Allen Interiors, Inc.	3,651	95,401
Foot Locker, Inc.(b)(c)	13,693	325,346
Frontdoor, Inc.(b)	13,412	737,794
Gentherm, Inc.(b)	4,850	132,720
G-III Apparel Group Ltd.(b)	6,184	179,645
Golden Entertainment, Inc.	3,630	103,564
Green Brick Partners, Inc.(b)	4,628	270,507
Group 1 Automotive, Inc.	2,114	896,167
Guess?, Inc.	4,132	43,303
Hanesbrands, Inc.(b)	55,040	272,448
Helen of Troy Ltd.(b)	3,679	98,928
Installed Building Products, Inc.(c)	3,483	555,469
Kohl’s Corp.(c)	22,101	179,681
Kontoor Brands, Inc.	7,923	543,518
La-Z-Boy, Inc.	7,136	298,927
LCI Industries	4,347	378,798
LGI Homes, Inc.(b)(c)	3,167	158,667
M/I Homes, Inc.(b)	4,076	434,542
	Shares	Value
Consumer Discretionary-(continued)
MarineMax, Inc.(b)(c)	3,214	$68,137
Meritage Homes Corp.	11,052	703,018
Mister Car Wash, Inc.(b)(c)	15,366	108,791
Monarch Casino & Resort, Inc.	2,058	172,337
Monro, Inc.	4,893	75,010
National Vision Holdings, Inc.(b)(c)	12,800	253,568
Newell Brands, Inc.	60,854	322,526
Oxford Industries, Inc.(c)	2,578	138,387
Patrick Industries, Inc.(c)	5,395	463,215
PENN Entertainment, Inc.(b)(c)	29,298	434,489
Perdoceo Education Corp.	9,832	334,681
PHINIA, Inc.	7,578	328,885
Sally Beauty Holdings, Inc.(b)	15,175	132,174
Shake Shack, Inc., Class A(b)	7,596	985,885
Shoe Carnival, Inc.(c)	2,679	51,490
Signet Jewelers Ltd.(c)	7,137	475,110
Six Flags Entertainment Corp.(c)	17,498	587,233
Sonic Automotive, Inc., Class A	2,325	162,587
Sonos, Inc.(b)	20,645	212,231
Standard Motor Products, Inc.	3,636	110,171
Steven Madden Ltd.	13,725	338,321
Strategic Education, Inc.	3,675	335,270
Stride, Inc.(b)(c)	7,409	1,121,649
Sturm, Ruger & Co., Inc.	2,517	91,115
Topgolf Callaway Brands Corp.(b)(c)	23,097	146,435
Tri Pointe Homes, Inc.(b)	13,974	411,954
Upbound Group, Inc.	7,951	182,396
Urban Outfitters, Inc.(b)	9,270	647,973
Victoria’s Secret & Co.(b)	18,318	388,525
Winnebago Industries, Inc.	5,130	174,061
Wolverine World Wide, Inc.	13,220	225,533
XPEL, Inc.(b)(c)(d)	3,717	133,700
		25,280,813
Consumer Staples-3.22%
Andersons, Inc. (The)	4,985	177,017
B&G Foods, Inc.(c)	11,053	46,533
Cal-Maine Foods, Inc.	6,431	616,926
Central Garden & Pet Co., Class A(b)	9,261	296,074
Chefs’ Warehouse, Inc. (The)(b)	6,057	386,316
Edgewell Personal Care Co.	7,463	206,128
Energizer Holdings, Inc.	10,197	237,488
Fresh Del Monte Produce, Inc.	5,102	180,203
Grocery Outlet Holding Corp.(b)(c)	14,100	191,478
Interparfums, Inc.	2,929	398,988
J&J Snack Foods Corp.	2,278	262,357
John B. Sanfilippo & Son, Inc.	1,382	85,878
MGP Ingredients, Inc.	2,306	67,843
National Beverage Corp.(c)	3,430	155,139
PriceSmart, Inc.	3,987	430,516
Simply Good Foods Co. (The)(b)	14,818	511,369
SpartanNash Co.	5,266	102,476
Tootsie Roll Industries, Inc.(c)	2,432	86,701
TreeHouse Foods, Inc.(b)	7,579	170,224
United Natural Foods, Inc.(b)	10,413	318,325
Universal Corp.	3,706	242,335
USANA Health Sciences, Inc.(b)	1,508	45,044
WD-40 Co.	2,004	488,235
WK Kellogg Co.(c)	9,917	167,796
		5,871,389
Energy-4.45%
Archrock, Inc.	29,553	735,869
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Atlas Energy Solutions, Inc.(c)	11,889	$144,451
Bristow Group, Inc.(b)	4,332	126,754
Cactus, Inc., Class A	11,663	478,183
California Resources Corp.	11,219	495,543
Comstock Resources, Inc.(b)(c)	13,412	312,500
Core Laboratories, Inc.(c)	6,828	73,401
Core Natural Resources, Inc.	7,949	550,866
Crescent Energy Co., Class A	30,827	258,639
CVR Energy, Inc.	5,326	124,575
Dorian LPG Ltd.	5,313	113,751
Helix Energy Solutions Group, Inc.(b)	23,273	144,060
Helmerich & Payne, Inc.	15,526	236,772
Innovex International, Inc.(b)(c)	5,874	81,061
International Seaways, Inc.	6,078	225,190
Liberty Energy, Inc., Class A	29,343	340,085
Magnolia Oil & Gas Corp., Class A(c)	29,275	629,412
Northern Oil and Gas, Inc.(c)	16,284	432,829
Oceaneering International, Inc.(b)	17,287	329,663
Par Pacific Holdings, Inc.(b)	9,414	203,248
Patterson-UTI Energy, Inc.	56,393	311,289
Peabody Energy Corp.	19,968	262,779
ProPetro Holding Corp.(b)(c)	14,472	78,149
REX American Resources Corp.(b)	2,584	108,890
RPC, Inc.(c)	13,520	60,029
SM Energy Co.	18,843	441,303
Talos Energy, Inc.(b)(c)	20,090	161,524
Tidewater, Inc.(b)(c)	8,182	324,907
Vital Energy, Inc.(b)(c)	5,002	74,430
World Kinect Corp.	9,531	261,054
		8,121,206
Financials-21.21%
Ameris Bancorp	11,167	686,436
AMERISAFE, Inc.	2,937	139,419
Apollo Commercial Real Estate Finance, Inc.	19,522	191,901
Arbor Realty Trust, Inc.(c)	28,463	272,676
ARMOUR Residential REIT, Inc.(c)	8,577	139,033
Artisan Partners Asset Management, Inc., Class A	11,731	472,759
Assured Guaranty Ltd.	7,578	640,720
Atlantic Union Bankshares Corp., Class B	14,984	449,820
Axos Financial, Inc.(b)	8,758	609,031
Banc of California, Inc.	22,360	306,779
BancFirst Corp.	3,256	402,784
Bancorp, Inc. (The)(b)	7,905	403,946
Bank of Hawaii Corp.	6,471	430,386
BankUnited, Inc.	12,632	429,235
Banner Corp.	5,824	359,050
Berkshire Hills Bancorp, Inc.	7,242	179,312
BGC Group, Inc., Class A	64,929	602,541
Blackstone Mortgage Trust, Inc., Class A(c)	26,497	500,528
Bread Financial Holdings, Inc.	8,336	427,137
Brookline Bancorp, Inc.	15,118	156,169
Capitol Federal Financial, Inc.	19,910	113,686
Cathay General Bancorp	11,831	507,018
Central Pacific Financial Corp.	4,439	118,521
City Holding Co.(c)	2,291	270,086
Cohen & Steers, Inc.	4,646	356,999
Community Financial System, Inc.	8,738	491,425
Customers Bancorp, Inc.(b)	4,738	241,449
CVB Financial Corp.	21,347	400,256
Dime Community Bancshares, Inc., Class B	6,627	170,049
Donnelley Financial Solutions, Inc.(b)	4,510	245,705
	Shares	Value
Financials-(continued)
Eagle Bancorp, Inc.	5,096	$89,690
Ellington Financial, Inc.	14,833	186,451
Employers Holdings, Inc.	3,942	191,857
Encore Capital Group, Inc.(b)	4,100	155,390
Enova International, Inc.(b)	4,517	418,590
EVERTEC, Inc.	10,013	362,771
EZCORP, Inc., Class A(b)	7,952	106,954
FB Financial Corp.	5,768	251,773
First Bancorp	27,571	550,869
First Bancorp/Southern Pines NC	6,817	282,019
First Commonwealth Financial Corp.	16,208	253,169
First Financial Bancorp	15,991	386,343
First Hawaiian, Inc.	21,035	502,316
Franklin BSP Realty Trust, Inc.	12,614	139,132
Fulton Financial Corp.	30,646	528,644
Genworth Financial, Inc., Class A(b)	69,094	487,113
Goosehead Insurance, Inc., Class A(c)	3,838	415,502
HA Sustainable Infrastructure Capital, Inc.(c)	17,887	448,069
Hanmi Financial Corp.	4,872	111,666
HCI Group, Inc.(c)	1,204	203,199
Heritage Financial Corp.	5,561	130,016
Hilltop Holdings, Inc.	7,265	216,642
Hope Bancorp, Inc.	19,519	195,971
Horace Mann Educators Corp.	6,402	278,039
Independent Bank Corp.	7,116	437,634
Jackson Financial, Inc., Class A	12,756	1,044,844
KKR Real Estate Finance Trust, Inc.	9,439	84,290
Lakeland Financial Corp.	4,309	257,980
Lincoln National Corp.	28,738	952,377
Mercury General Corp.	3,919	252,697
Moelis & Co., Class A	12,634	721,528
Mr. Cooper Group, Inc.(b)	10,802	1,399,183
National Bank Holdings Corp., Class A	6,183	223,515
Navient Corp.	13,058	175,500
NBT Bancorp, Inc.	7,913	331,159
NMI Holdings, Inc., Class A(b)	12,509	496,858
Northwest Bancshares, Inc.	20,794	255,350
OFG Bancorp	7,383	303,737
Pacific Premier Bancorp, Inc.	16,443	348,592
Palomar Holdings, Inc.(b)	3,944	676,278
Park National Corp.	2,431	395,183
Pathward Financial, Inc.	4,105	320,395
Payoneer Global, Inc.(b)	45,524	310,018
PennyMac Mortgage Investment Trust	13,313	163,484
Piper Sandler Cos.	2,721	684,195
PJT Partners, Inc., Class A	4,047	609,721
PRA Group, Inc.(b)	6,803	96,535
Preferred Bank(c)	2,145	179,343
ProAssurance Corp.(b)	7,908	183,387
PROG Holdings, Inc.	6,535	188,404
Provident Financial Services, Inc.	21,660	361,722
Radian Group, Inc.	24,165	825,235
Ready Capital Corp.(c)	34,537	154,380
Redwood Trust, Inc.	21,779	118,696
Renasant Corp.	10,355	362,943
S&T Bancorp, Inc.	6,409	234,954
Safety Insurance Group, Inc.	2,223	182,597
Seacoast Banking Corp. of Florida	14,074	363,531
ServisFirst Bancshares, Inc.	8,494	632,208
Simmons First National Corp., Class A	21,167	397,093
SiriusPoint Ltd. (Sweden)(b)	14,726	288,482
Southside Bancshares, Inc.	4,506	127,024
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Stellar Bancorp, Inc.	7,635	$205,534
StepStone Group, Inc., Class A	11,110	642,714
Stewart Information Services Corp.	4,171	251,678
StoneX Group, Inc.(b)	7,127	603,336
Tompkins Financial Corp.	2,174	133,484
Triumph Financial, Inc.(b)(c)	3,790	218,948
Trupanion, Inc.(b)(c)	5,212	245,954
TrustCo Bank Corp.	3,095	96,069
Trustmark Corp.	10,064	346,805
United Community Banks, Inc.	20,412	586,641
United Fire Group, Inc., (Acquired 06/28/2021 - 05/23/2025; Cost $89,856)(e)	3,388	96,389
Veritex Holdings, Inc.	8,841	213,952
Virtu Financial, Inc., Class A	12,518	503,098
Virtus Investment Partners, Inc.	1,077	183,844
WaFd, Inc.	12,999	369,432
Walker & Dunlop, Inc.	4,770	326,697
Westamerica Bancorporation	4,193	201,474
WisdomTree, Inc.	18,194	171,751
World Acceptance Corp.(b)	536	82,801
WSFS Financial Corp.	9,480	501,397
		38,730,091
Health Care-9.71%
Acadia Pharmaceuticals, Inc.(b)	21,575	465,373
AdaptHealth Corp.(b)	19,021	170,809
Addus HomeCare Corp.(b)	2,766	306,777
ADMA Biologics, Inc.(b)	31,863	632,162
Alkermes PLC(b)	25,293	774,219
AMN Healthcare Services, Inc.(b)	5,879	124,106
ANI Pharmaceuticals, Inc.(b)	2,434	142,924
Arcus Biosciences, Inc.(b)(c)	11,326	101,141
Artivion, Inc.(b)	6,498	192,211
Astrana Health, Inc.(b)(c)	5,332	132,180
Avanos Medical, Inc.(b)	7,103	89,285
Azenta, Inc.(b)(c)	7,802	208,469
BioLife Solutions, Inc.(b)	4,956	108,437
Catalyst Pharmaceuticals, Inc.(b)	18,451	460,537
Certara, Inc.(b)(c)	17,857	202,855
Collegium Pharmaceutical, Inc.(b)	4,740	138,124
Concentra Group Holdings Parent, Inc.	17,771	384,387
CONMED Corp.	4,635	263,036
Corcept Therapeutics, Inc.(b)(c)	15,568	1,207,454
CorVel Corp.(b)	4,334	482,244
Cytek Biosciences, Inc.(b)(c)	16,976	47,024
Dynavax Technologies Corp.(b)(c)	18,396	180,097
Enovis Corp.(b)	8,900	278,570
Fortrea Holdings, Inc.(b)	18,777	80,741
Glaukos Corp.(b)	9,734	917,819
Harmony Biosciences Holdings, Inc.(b)	5,772	199,134
HealthStream, Inc.	3,882	108,774
ICU Medical, Inc.(b)	3,793	511,524
Innoviva, Inc.(b)(c)	8,502	166,384
Integer Holdings Corp.(b)(c)	5,223	620,283
Integra LifeSciences Holdings Corp.(b)(c)	10,383	131,449
Krystal Biotech, Inc.(b)(c)	3,874	487,969
LeMaitre Vascular, Inc.	3,457	284,165
Ligand Pharmaceuticals, Inc.(b)	3,203	327,315
Merit Medical Systems, Inc.(b)	9,192	873,516
Mesa Laboratories, Inc.	919	92,470
Myriad Genetics, Inc.(b)	14,068	58,945
National HealthCare Corp.	1,842	191,826
	Shares	Value
Health Care-(continued)
NeoGenomics, Inc.(b)(c)	18,794	$136,820
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	762	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	762	0
Omnicell, Inc.(b)	7,928	240,773
Organon & Co.(c)	38,380	353,864
Owens & Minor, Inc.(b)	11,029	72,791
Pacira BioSciences, Inc.(b)	7,553	195,170
Pediatrix Medical Group, Inc.(b)	13,446	190,261
Phibro Animal Health Corp., Class A	3,175	77,533
Premier, Inc., Class A	14,458	332,245
Prestige Consumer Healthcare, Inc.(b)	7,694	659,145
Privia Health Group, Inc.(b)	16,085	366,095
Protagonist Therapeutics, Inc.(b)	5,826	276,560
RadNet, Inc.(b)(c)	11,551	664,067
Select Medical Holdings Corp.	16,971	259,487
STAAR Surgical Co., (Acquired 06/21/2024 - 05/23/2025; Cost $277,231)(b)(c)(e)	7,183	127,929
Supernus Pharmaceuticals, Inc.(b)	8,457	268,087
Tandem Diabetes Care, Inc.(b)	11,615	230,209
TG Therapeutics, Inc.(b)(c)	16,431	576,892
U.S. Physical Therapy, Inc.	2,365	177,351
UFP Technologies, Inc.(b)(c)	1,188	278,230
Xencor, Inc.(b)(c)	12,275	98,200
		17,726,444
Industrials-19.59%
AAR Corp.(b)	5,190	318,718
ABM Industries, Inc.	11,238	591,681
AeroVironment, Inc.(b)(c)	5,252	935,014
Air Lease Corp., Class A	17,029	981,041
Alamo Group, Inc.	1,488	294,684
Albany International Corp., Class A	4,933	325,923
Allegiant Travel Co.(c)	2,925	162,571
Amentum Holdings, Inc.(b)	19,836	409,812
American Woodmark Corp.(b)	2,467	139,065
Apogee Enterprises, Inc.	3,333	128,820
ArcBest Corp.	3,792	237,720
Arcosa, Inc.	7,713	665,400
Armstrong World Industries, Inc.	7,186	1,118,357
Astec Industries, Inc.	3,435	134,961
AZZ, Inc.	4,924	446,558
Boise Cascade Co.	6,077	527,970
Brady Corp., Class A	6,863	478,832
CoreCivic, Inc.(b)	15,438	339,018
CSG Systems International, Inc.	4,416	291,721
CSW Industrials, Inc.	2,689	822,269
Deluxe Corp.	6,895	98,392
DNOW, Inc.(b)	17,183	247,779
DXP Enterprises, Inc.(b)	2,014	166,518
Dycom Industries, Inc.(b)	4,856	1,116,492
Enerpac Tool Group Corp.	8,535	365,981
Enpro, Inc.	3,387	627,069
Enviri Corp.(b)	12,457	101,525
ESCO Technologies, Inc.	4,085	740,365
Everus Construction Group, Inc.(b)(c)	8,208	475,325
Federal Signal Corp.(c)	9,589	902,037
Franklin Electric Co., Inc.	6,035	521,364
Gates Industrial Corp. PLC(b)	38,777	820,134
GEO Group, Inc. (The)(b)	21,869	593,525
Gibraltar Industries, Inc.(b)	4,667	273,393
GMS, Inc.(b)	6,659	504,286
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Granite Construction, Inc.	7,458	$667,118
Greenbrier Cos., Inc. (The)	4,822	217,328
Griffon Corp.	6,235	428,656
Hayward Holdings, Inc.(b)	22,016	307,123
Healthcare Services Group, Inc.(b)	10,662	150,334
Heartland Express, Inc.	7,344	65,729
Heidrick & Struggles International, Inc.	2,881	125,784
Hillenbrand, Inc.	12,015	234,773
HNI Corp.	7,588	353,070
Hub Group, Inc., Class A	10,100	340,471
Insteel Industries, Inc.	3,115	109,087
Interface, Inc.	9,398	188,806
JBT Marel Corp.	7,517	863,027
JetBlue Airways Corp.(b)(c)	52,638	265,822
Kadant, Inc.(c)	1,914	600,824
Kennametal, Inc.	12,246	263,656
Korn Ferry	7,701	523,745
Lindsay Corp.	1,681	234,331
Liquidity Services, Inc.(b)(c)	3,768	88,058
Marten Transport Ltd.	9,262	120,776
MasterBrand, Inc.(b)	19,821	202,174
Matson, Inc.	5,475	617,854
Matthews International Corp., Class A	5,424	116,345
Mercury Systems, Inc.(b)	8,017	394,837
MillerKnoll, Inc.	11,303	190,682
Moog, Inc., Class A	4,305	797,760
MYR Group, Inc.(b)	2,607	408,908
National Presto Industries, Inc.	879	75,286
OPENLANE, Inc.(b)(c)	17,182	393,983
Pitney Bowes, Inc.	27,393	282,148
Powell Industries, Inc.	1,423	241,327
Proto Labs, Inc.(b)	3,942	145,775
Pursuit Attractions and Hospitality, Inc.(b)	3,233	90,168
Quanex Building Products Corp.(c)	7,287	121,912
Resideo Technologies, Inc.(b)	24,453	506,177
Robert Half, Inc.(c)	17,190	787,130
Rush Enterprises, Inc., Class A	10,088	500,869
RXO, Inc.(b)(c)	24,137	374,848
Schneider National, Inc., Class B	8,020	185,823
SkyWest, Inc.(b)	7,256	736,121
SPX Technologies, Inc.(b)	7,651	1,163,641
Standex International Corp.	1,857	280,296
Sun Country Airlines Holdings, Inc.(b)	7,371	85,356
Sunrun, Inc.(b)(c)	37,115	277,991
Tennant Co.	2,967	220,804
Titan International, Inc.(b)	7,181	51,990
Trinity Industries, Inc.	13,202	339,819
Triumph Group, Inc.(b)	11,643	300,273
UniFirst Corp.	2,378	448,396
Verra Mobility Corp., Class A(b)	29,082	687,789
Vestis Corp.	18,593	114,533
Vicor Corp.(b)(c)	4,105	179,142
Werner Enterprises, Inc.(c)	10,085	261,706
Worthington Enterprises, Inc.	4,985	293,666
Zurn Elkay Water Solutions Corp.	23,435	848,113
		35,776,480
Information Technology-11.31%
A10 Networks, Inc.	11,766	203,081
ACI Worldwide, Inc.(b)	17,700	818,802
Adeia, Inc.	18,381	236,012
Advanced Energy Industries, Inc.	6,192	710,718
Agilysys, Inc.(b)(c)	3,778	400,128
	Shares	Value
Information Technology-(continued)
Alarm.com Holdings, Inc.(b)	7,319	$420,111
Alpha & Omega Semiconductor Ltd.(b)	4,124	87,511
Axcelis Technologies, Inc.(b)(c)	4,494	253,192
Badger Meter, Inc.	4,756	1,180,534
Benchmark Electronics, Inc.	5,589	204,110
BlackLine, Inc.(b)(c)	7,793	435,862
Calix, Inc.(b)	10,096	466,839
CEVA, Inc.(b)(c)	3,997	74,984
Clear Secure, Inc., Class A	13,357	330,586
Cohu, Inc.(b)	8,316	141,954
Corsair Gaming, Inc.(b)(c)	6,887	60,537
CTS Corp.	4,743	192,993
Digi International, Inc.(b)(c)	5,760	186,682
Diodes, Inc.(b)(c)	7,254	322,078
DXC Technology Co.(b)	29,208	443,962
ePlus, Inc.(b)	4,043	288,549
FormFactor, Inc.(b)	12,595	375,961
Grid Dynamics Holdings, Inc.(b)	10,418	130,538
Harmonic, Inc.(b)	18,023	162,567
Ichor Holdings Ltd.(b)	5,885	92,865
Insight Enterprises, Inc.(b)	4,150	541,118
InterDigital, Inc.(c)	3,879	842,751
Itron, Inc.(b)	7,254	838,562
Knowles Corp.(b)	13,504	221,601
Kulicke & Soffa Industries, Inc. (Singapore)	8,558	275,140
LiveRamp Holdings, Inc.(b)	10,996	358,250
MARA Holdings, Inc.(b)(c)	52,026	734,607
MaxLinear, Inc.(b)	13,272	151,168
NCR Voyix Corp.(b)(c)	25,741	285,468
NetScout Systems, Inc.(b)	11,554	263,893
OSI Systems, Inc.(b)(c)	2,646	579,765
PC Connection, Inc.	1,949	127,465
Penguin Solutions, Inc.(b)(c)	9,484	168,436
Photronics, Inc.(b)	9,503	158,795
Plexus Corp.(b)	4,406	578,332
Qorvo, Inc.(b)	15,067	1,145,393
Rogers Corp.(b)	2,735	182,069
Sandisk Corp.(b)	16,177	609,711
Sanmina Corp.(b)	9,106	771,187
ScanSource, Inc.(b)	3,469	140,078
Semtech Corp.(b)	14,268	532,624
SiTime Corp.(b)	2,645	518,605
SPS Commerce, Inc.(b)	5,989	843,012
TTM Technologies, Inc.(b)	16,747	500,065
Ultra Clean Holdings, Inc.(b)	6,761	130,961
Veeco Instruments, Inc.(b)(c)	8,899	171,840
Viasat, Inc.(b)(c)	11,813	103,127
Viavi Solutions, Inc.(b)	34,554	314,787
Vishay Intertechnology, Inc.	17,401	244,832
Xerox Holdings Corp.(c)	19,097	93,384
		20,648,182
Materials-3.71%
AdvanSix, Inc.	4,715	110,850
Alpha Metallurgical Resources, Inc.(b)(c)	1,734	194,277
Balchem Corp.	5,138	856,505
Century Aluminum Co.(b)	7,709	119,412
H.B. Fuller Co.	8,621	481,224
Hawkins, Inc.	2,857	381,381
Innospec, Inc.	3,960	336,917
Kaiser Aluminum Corp.	2,523	183,145
Koppers Holdings, Inc.	2,990	91,853
Materion Corp.	3,379	261,636
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Metallus, Inc.(b)(c)	6,151	$77,687
Minerals Technologies, Inc.	4,901	278,279
MP Materials Corp.(b)(c)	17,861	389,191
O-I Glass, Inc.(b)	22,827	299,262
Quaker Chemical Corp.	2,192	237,700
Sealed Air Corp.	25,219	812,052
Sensient Technologies Corp.	6,046	571,528
Stepan Co.	3,450	187,300
SunCoke Energy, Inc.	12,580	102,401
Sylvamo Corp.	5,712	302,565
Warrior Met Coal, Inc.(c)	7,898	358,964
Worthington Steel, Inc.	5,404	134,560
		6,768,689
Real Estate-7.82%
Acadia Realty Trust	19,161	369,041
Alexander & Baldwin, Inc.	11,005	197,100
American Assets Trust, Inc.	7,833	156,190
Apple Hospitality REIT, Inc.	36,322	420,972
Armada Hoffler Properties, Inc.	12,607	87,745
CareTrust REIT, Inc.	27,311	785,464
Centerspace	2,548	162,435
Curbline Properties Corp.	14,432	327,462
Cushman & Wakefield PLC(b)	36,395	365,042
DiamondRock Hospitality Co.	33,571	256,483
Douglas Emmett, Inc.(c)	27,042	384,808
Easterly Government Properties, Inc.	6,484	140,897
Elme Communities	13,473	216,376
Essential Properties Realty Trust, Inc.	28,288	919,360
eXp World Holdings, Inc.(c)	13,404	114,202
Four Corners Property Trust, Inc.(c)	15,063	415,889
Getty Realty Corp.(c)	7,803	228,316
Global Net Lease, Inc.	30,338	235,423
Highwoods Properties, Inc.	16,246	482,506
Innovative Industrial Properties, Inc.	4,327	238,937
JBG SMITH Properties, (Acquired 06/16/2023 - 05/23/2025; Cost $203,088)(c)(e)	13,335	228,029
LTC Properties, Inc.(c)	6,712	237,538
LXP Industrial Trust(c)	43,380	372,200
Macerich Co. (The)	39,750	643,155
Marcus & Millichap, Inc.	4,225	121,722
Medical Properties Trust, Inc.(c)	88,961	406,552
Millrose Properties, Inc.(b)	19,617	546,726
NexPoint Residential Trust, Inc.	3,635	123,590
Outfront Media, Inc.	23,033	380,505
Pebblebrook Hotel Trust(c)	19,930	182,957
Phillips Edison & Co., Inc.	19,861	704,271
Safehold, Inc.	6,792	102,355
SITE Centers Corp.	7,571	90,246
SL Green Realty Corp.	12,067	685,044
St. Joe Co. (The)	6,108	273,089
Summit Hotel Properties, Inc.	18,164	79,558
	Shares	Value
Real Estate-(continued)
Sunstone Hotel Investors, Inc.	31,820	$285,107
Tanger, Inc.	17,991	536,132
Terreno Realty Corp.	15,381	867,796
Universal Health Realty Income Trust	1,869	74,218
Urban Edge Properties	20,460	371,554
Veris Residential, Inc.	12,750	193,800
Whitestone REIT	6,347	78,195
Xenia Hotels & Resorts, Inc.	16,054	196,340
		14,285,327
Utilities-2.47%
American States Water Co.	5,593	441,120
Avista Corp.	12,224	470,746
California Water Service Group	8,744	413,154
Chesapeake Utilities Corp.	3,440	420,333
Clearway Energy, Inc., Class C	16,511	508,043
MDU Resources Group, Inc.	31,594	543,101
MGE Energy, Inc.	5,478	494,773
Middlesex Water Co.	2,208	127,954
Northwest Natural Holding Co.	6,005	246,025
Otter Tail Corp.	6,209	479,211
SJW Group	4,523	237,367
Unitil Corp.	2,498	136,965
		4,518,792
Total Common Stocks & Other Equity Interests (Cost $166,004,233)		182,363,516
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(g)(h) (Cost $88,536)	88,536	88,536
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $166,092,769)		182,452,052
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.78%
Invesco Private Government Fund, 4.29%(g)(h)(i)	7,992,245	7,992,245
Invesco Private Prime Fund, 4.45%(g)(h)(i)	20,827,455	20,831,620
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,824,199)		28,823,865
TOTAL INVESTMENTS IN SECURITIES-115.70% (Cost $194,916,968)		211,275,917
OTHER ASSETS LESS LIABILITIES-(15.70)%		(28,672,213)
NET ASSETS-100.00%		$182,603,704
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at May 31, 2025 was $452,347, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,745,670	$(3,657,134)	$-	$-	$88,536	$2,689
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,631,261	51,238,128	(52,877,144)	-	-	7,992,245	359,531 *
Invesco Private Prime Fund	26,508,539	112,682,734	(118,353,549)	(2,686)	(3,418)	20,831,620	961,441 *
Total	$36,139,800	$167,666,532	$(174,887,827)	$(2,686)	$(3,418)	$28,912,401	$1,323,661

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-1.24%
Yelp, Inc.(b)	780	$29,772
Consumer Discretionary-18.09%
Asbury Automotive Group, Inc.(b)	117	26,666
Boot Barn Holdings, Inc.(b)(c)	196	31,421
Caleres, Inc.	895	12,038
Cavco Industries, Inc.(b)	56	24,281
Dorman Products, Inc.(b)	188	24,310
G-III Apparel Group Ltd.(b)	906	26,319
Green Brick Partners, Inc.(b)	488	28,524
Group 1 Automotive, Inc.	82	34,762
Guess?, Inc.	2,012	21,086
Installed Building Products, Inc.(c)	138	22,008
Monarch Casino & Resort, Inc.	464	38,855
Shoe Carnival, Inc.(c)	647	12,435
Signet Jewelers Ltd.(c)	435	28,958
Steven Madden Ltd.	854	21,051
Urban Outfitters, Inc.(b)	714	49,909
XPEL, Inc.(b)(d)	855	30,754
		433,377
Consumer Staples-5.02%
Cal-Maine Foods, Inc.(c)	369	35,398
Interparfums, Inc.(c)	285	38,823
MGP Ingredients, Inc.(c)	562	16,534
Tootsie Roll Industries, Inc.(c)	829	29,554
		120,309
Energy-14.50%
Cactus, Inc., Class A	578	23,698
Core Natural Resources, Inc.	392	27,166
Dorian LPG Ltd.	1,505	32,222
Helmerich & Payne, Inc.(c)	1,125	17,156
Liberty Energy, Inc., Class A	2,097	24,304
Magnolia Oil & Gas Corp., Class A(c)	1,202	25,843
Northern Oil and Gas, Inc.(c)	997	26,500
Par Pacific Holdings, Inc.(b)	2,266	48,923
REX American Resources Corp.(b)	1,154	48,630
RPC, Inc.(c)	6,516	28,931
SM Energy Co.	797	18,666
Tidewater, Inc.(b)(c)	637	25,295
		347,334
Financials-22.39%
Assured Guaranty Ltd.	251	21,222
Axos Financial, Inc.(b)	346	24,061
BancFirst Corp.	192	23,751
Bancorp, Inc. (The)(b)(c)	501	25,601
Bread Financial Holdings, Inc.	370	18,959
Cathay General Bancorp	474	20,313
Customers Bancorp, Inc.(b)(c)	487	24,818
First Bancorp	1,660	33,167
First Commonwealth Financial Corp.(c)	1,237	19,322
HCI Group, Inc.	246	41,517
OFG Bancorp	594	24,437
Palomar Holdings, Inc.(b)	413	70,817
Pathward Financial, Inc.	327	25,522
Preferred Bank(c)	327	27,341
PROG Holdings, Inc.	555	16,001
S&T Bancorp, Inc.	832	30,501
SiriusPoint Ltd. (Sweden)(b)	1,600	31,344
Virtus Investment Partners, Inc.	92	15,704
	Shares	Value
Financials-(continued)
Westamerica Bancorporation	440	$21,142
WSFS Financial Corp.	391	20,680
		536,220
Health Care-10.85%
Alkermes PLC(b)	915	28,008
Amphastar Pharmaceuticals, Inc.(b)(c)	922	23,705
Catalyst Pharmaceuticals, Inc.(b)	1,926	48,073
Collegium Pharmaceutical, Inc.(b)(c)	930	27,100
CorVel Corp.(b)	193	21,475
Harmony Biosciences Holdings, Inc.(b)	812	28,014
Progyny, Inc.(b)	2,560	55,040
UFP Technologies, Inc.(b)(c)	121	28,338
		259,753
Industrials-13.74%
Alamo Group, Inc.	117	23,171
Apogee Enterprises, Inc.	351	13,566
ArcBest Corp.	238	14,920
Armstrong World Industries, Inc.	171	26,613
DNOW, Inc.(b)	1,593	22,971
Dycom Industries, Inc.(b)	157	36,098
Federal Signal Corp.	234	22,012
Franklin Electric Co., Inc.	239	20,647
GMS, Inc.(b)	307	23,249
Heidrick & Struggles International, Inc.	593	25,890
Liquidity Services, Inc.(b)	1,278	29,867
Matson, Inc.	170	19,185
Powell Industries, Inc.	165	27,982
Rush Enterprises, Inc., Class A	462	22,938
		329,109
Information Technology-6.24%
Agilysys, Inc.(b)(c)	220	23,300
Axcelis Technologies, Inc.(b)(c)	537	30,255
Badger Meter, Inc.	107	26,559
Harmonic, Inc.(b)	1,908	17,210
InterDigital, Inc.(c)	165	35,848
Photronics, Inc.(b)(c)	974	16,276
		149,448
Materials-5.78%
Alpha Metallurgical Resources, Inc.(b)	209	23,417
Hawkins, Inc.	176	23,494
Innospec, Inc.	252	21,440
SunCoke Energy, Inc.	2,938	23,915
Sylvamo Corp.	274	14,514
Warrior Met Coal, Inc.(c)	695	31,588
		138,368
Real Estate-0.92%
SITE Centers Corp.	1,840	21,933
Utilities-1.02%
Otter Tail Corp.	317	24,466
Total Common Stocks & Other Equity Interests (Cost $2,525,837)		2,390,089
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $3,663)	3,663	$3,663
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $2,529,500)		2,393,752
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.09%
Invesco Private Government Fund, 4.29%(e)(f)(g)	167,744	167,744
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(e)(f)(g)	433,164	$433,251
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $600,995)		600,995
TOTAL INVESTMENTS IN SECURITIES-125.03% (Cost $3,130,495)		2,994,747
OTHER ASSETS LESS LIABILITIES-(25.03)%		(599,578)
NET ASSETS-100.00%		$2,395,169

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2025 represented 1.28% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,091	$23,107	$(20,535)	$-	$-	$3,663	$25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,879	2,041,974	(1,965,109)	-	-	167,744	4,847 *
Invesco Private Prime Fund	236,641	3,741,872	(3,545,201)	(16)	(45)	433,251	12,964 *
Total	$328,611	$5,806,953	$(5,530,845)	$(16)	$(45)	$604,658	$17,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Communication Services-3.35%
Cogent Communications Holdings, Inc.	18,845	$861,405
John Wiley & Sons, Inc., Class A(b)	21,535	842,449
TEGNA, Inc.	41,088	686,991
		2,390,845
Consumer Discretionary-6.90%
Carter’s, Inc.	30,563	958,761
Ethan Allen Interiors, Inc.(b)	53,140	1,388,548
Papa John’s International, Inc.(b)	32,212	1,457,593
Upbound Group, Inc.	48,735	1,117,981
		4,922,883
Consumer Staples-9.11%
Cal-Maine Foods, Inc.	7,429	712,664
Energizer Holdings, Inc.(b)	28,030	652,819
Fresh Del Monte Produce, Inc.	26,945	951,697
Interparfums, Inc.(b)	4,510	614,352
SpartanNash Co.	74,268	1,445,255
Universal Corp.(b)	32,448	2,121,775
		6,498,562
Energy-4.46%
Archrock, Inc.	25,406	632,610
California Resources Corp.	14,359	634,237
Helmerich & Payne, Inc.	25,239	384,895
Northern Oil and Gas, Inc.(b)	32,585	866,109
World Kinect Corp.(b)	24,083	659,633
		3,177,484
Financials-25.06%
Apollo Commercial Real Estate Finance, Inc.(b)	221,452	2,176,873
Arbor Realty Trust, Inc.(b)	132,314	1,267,568
ARMOUR Residential REIT, Inc.(b)	117,719	1,908,225
Blackstone Mortgage Trust, Inc., Class A(b)	100,472	1,897,916
Ellington Financial, Inc.	150,478	1,891,509
Franklin BSP Realty Trust, Inc.(b)	129,864	1,432,400
New York Mortgage Trust, Inc.(b)	318,273	2,078,323
PennyMac Mortgage Investment Trust	143,776	1,765,569
Ready Capital Corp.(b)	337,869	1,510,274
Two Harbors Investment Corp.(b)	183,696	1,945,341
		17,873,998
Health Care-3.37%
National HealthCare Corp.	6,559	683,054
Premier, Inc., Class A	49,598	1,139,762
Select Medical Holdings Corp.	37,805	578,039
		2,400,855
Industrials-6.17%
CSG Systems International, Inc.(b)	12,039	795,296
Deluxe Corp.	67,378	961,484
HNI Corp.	14,420	670,963
Kennametal, Inc.(b)	39,002	839,713
Robert Half, Inc.(b)	12,047	551,632
Trinity Industries, Inc.	22,677	583,706
		4,402,794
Information Technology-0.77%
Vishay Intertechnology, Inc.(b)	39,260	552,388
	Shares	Value
Materials-3.42%
AdvanSix, Inc.	19,920	$468,319
Sealed Air Corp.	18,708	602,398
Sensient Technologies Corp.	8,503	803,788
Stepan Co.	10,399	564,562
		2,439,067
Real Estate-21.91%
Armada Hoffler Properties, Inc.(b)	228,158	1,587,980
Brandywine Realty Trust(b)	434,859	1,839,454
Easterly Government Properties, Inc.(b)	80,857	1,757,023
Global Net Lease, Inc.(b)	323,135	2,507,528
Highwoods Properties, Inc.	62,346	1,851,676
Innovative Industrial Properties, Inc.(b)	34,232	1,890,291
LTC Properties, Inc.(b)	53,814	1,904,477
Universal Health Realty Income Trust	57,602	2,287,375
		15,625,804
Utilities-15.19%
American States Water Co.	9,055	714,168
Avista Corp.	40,407	1,556,074
California Water Service Group	16,150	763,088
Clearway Energy, Inc., Class C	68,990	2,122,822
MDU Resources Group, Inc.	43,825	753,352
Middlesex Water Co.	14,415	835,349
Northwest Natural Holding Co.	34,763	1,424,240
Otter Tail Corp.(b)	9,155	706,583
SJW Group	19,784	1,038,264
Unitil Corp.	16,806	921,473
		10,835,413
Total Common Stocks & Other Equity Interests (Cost $77,225,818)		71,120,093
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $40,174)	40,174	40,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $77,265,992)		71,160,267
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.13%
Invesco Private Government Fund, 4.29%(c)(d)(e)	6,561,555	6,561,555
Invesco Private Prime Fund, 4.45%(c)(d)(e)	17,068,656	17,072,070
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,633,865)		23,633,625
TOTAL INVESTMENTS IN SECURITIES-132.90% (Cost $100,899,857)		94,793,892
OTHER ASSETS LESS LIABILITIES-(32.90)%		(23,465,365)
NET ASSETS-100.00%		$71,328,527
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,928,048	$(2,887,874)	$-	$-	$40,174	$2,432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,635,080	37,761,964	(34,835,489)	-	-	6,561,555	155,545 *
Invesco Private Prime Fund	9,813,887	77,785,270	(70,524,820)	(686)	(1,581)	17,072,070	416,499 *
Total	$13,448,967	$118,475,282	$(108,248,183)	$(686)	$(1,581)	$23,673,799	$574,476

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-1.75%
Madison Square Garden Sports Corp., Class A(b)	14,959	$2,840,564
Yelp, Inc.(b)	56,605	2,160,613
		5,001,177
Consumer Discretionary-2.51%
Dorman Products, Inc.(b)	16,582	2,144,218
Monarch Casino & Resort, Inc.	28,358	2,374,699
Sturm, Ruger & Co., Inc.	73,413	2,657,551
		7,176,468
Consumer Staples-9.82%
Edgewell Personal Care Co.	82,408	2,276,109
Energizer Holdings, Inc.(c)	109,141	2,541,894
Fresh Del Monte Produce, Inc.	69,527	2,455,694
J&J Snack Foods Corp.	18,129	2,087,917
John B. Sanfilippo & Son, Inc.	37,225	2,313,161
National Beverage Corp.(c)	47,206	2,135,127
PriceSmart, Inc.	20,860	2,252,463
Simply Good Foods Co. (The)(b)(c)	61,875	2,135,306
SpartanNash Co.	107,286	2,087,786
Tootsie Roll Industries, Inc.(c)	75,152	2,679,169
Universal Corp.(c)	38,970	2,548,248
WD-40 Co.	10,447	2,545,203
		28,058,077
Financials-22.81%
AMERISAFE, Inc.	52,138	2,474,991
Apollo Commercial Real Estate Finance, Inc.(c)	217,776	2,140,738
ARMOUR Residential REIT, Inc.(c)	158,116	2,563,060
Assured Guaranty Ltd.	25,777	2,179,445
Bank of Hawaii Corp.	29,444	1,958,321
Berkshire Hills Bancorp, Inc.	79,033	1,956,857
Blackstone Mortgage Trust, Inc., Class A(c)	115,067	2,173,616
City Holding Co.(c)	19,764	2,329,978
Cohen & Steers, Inc.	25,334	1,946,665
Ellington Financial, Inc.	224,583	2,823,008
Employers Holdings, Inc.	56,109	2,730,825
Enact Holdings, Inc.	81,303	2,878,126
EZCORP, Inc., Class A(b)(c)	152,002	2,044,427
First Hawaiian, Inc.	87,811	2,096,927
Franklin BSP Realty Trust, Inc.	235,535	2,597,951
Genworth Financial, Inc., Class A(b)	294,315	2,074,921
Hilltop Holdings, Inc.	71,172	2,122,349
Horace Mann Educators Corp.	54,819	2,380,789
NMI Holdings, Inc., Class A(b)	60,435	2,400,478
Northwest Bancshares, Inc.	167,379	2,055,414
OFG Bancorp	47,695	1,962,172
PennyMac Mortgage Investment Trust	184,217	2,262,185
Radian Group, Inc.	67,829	2,316,360
Safety Insurance Group, Inc.	32,194	2,644,415
Simmons First National Corp., Class A	106,837	2,004,262
Southside Bancshares, Inc.	69,522	1,959,825
Stewart Information Services Corp.	33,897	2,045,345
Two Harbors Investment Corp.(c)	195,360	2,068,863
Westamerica Bancorporation	42,144	2,025,019
		65,217,332
Health Care-6.79%
Addus HomeCare Corp.(b)	18,546	2,056,937
HealthStream, Inc.	99,538	2,789,055
Innoviva, Inc.(b)(c)	177,915	3,481,797
	Shares	Value
Health Care-(continued)
Integer Holdings Corp.(b)	18,077	$2,146,824
Merit Medical Systems, Inc.(b)	24,439	2,322,438
National HealthCare Corp.	21,405	2,229,117
Premier, Inc., Class A	87,596	2,012,956
Prestige Consumer Healthcare, Inc.(b)	27,724	2,375,115
		19,414,239
Industrials-14.25%
ABM Industries, Inc.	40,679	2,141,749
Alamo Group, Inc.	11,941	2,364,796
Armstrong World Industries, Inc.	15,594	2,426,894
Brady Corp., Class A	32,842	2,291,386
CSG Systems International, Inc.	33,754	2,229,789
Enerpac Tool Group Corp.	46,884	2,010,386
Franklin Electric Co., Inc.	25,175	2,174,868
Granite Construction, Inc.(c)	27,714	2,479,017
Heartland Express, Inc.	270,264	2,418,863
HNI Corp.	47,591	2,214,409
Korn Ferry	30,612	2,081,922
Marten Transport Ltd.	175,631	2,290,228
National Presto Industries, Inc.	30,054	2,574,125
OPENLANE, Inc.(b)(c)	101,751	2,333,151
Schneider National, Inc., Class B	93,139	2,158,031
Tennant Co.	30,070	2,237,810
Werner Enterprises, Inc.(c)	77,483	2,010,684
Zurn Elkay Water Solutions Corp.	63,645	2,303,313
		40,741,421
Information Technology-3.14%
Alarm.com Holdings, Inc.(b)	38,317	2,199,396
Badger Meter, Inc.	8,757	2,173,662
Box, Inc., Class A(b)(c)	71,117	2,689,645
PC Connection, Inc.	29,473	1,927,534
		8,990,237
Materials-3.12%
Balchem Corp.	15,233	2,539,341
H.B. Fuller Co.(c)	38,583	2,153,703
Minerals Technologies, Inc.	37,146	2,109,150
Sensient Technologies Corp.(c)	22,298	2,107,830
		8,910,024
Real Estate-26.69%
Acadia Realty Trust(c)	123,550	2,379,573
Alexander & Baldwin, Inc.	177,354	3,176,410
American Assets Trust, Inc.	112,725	2,247,736
Apple Hospitality REIT, Inc.	182,167	2,111,316
Armada Hoffler Properties, Inc.	308,448	2,146,798
CareTrust REIT, Inc.	96,578	2,777,583
Centerspace	44,155	2,814,881
DiamondRock Hospitality Co.	267,769	2,045,755
Easterly Government Properties, Inc.	108,231	2,351,860
Elme Communities	156,822	2,518,561
Essential Properties Realty Trust, Inc.	86,308	2,805,010
Four Corners Property Trust, Inc.(c)	121,834	3,363,837
Getty Realty Corp.(c)	109,003	3,189,428
Global Net Lease, Inc.(c)	294,812	2,287,741
Highwoods Properties, Inc.	76,708	2,278,228
JBG SMITH Properties, (Acquired 02/21/2025 - 02/21/2025; Cost $1,960,536)(c)(d)	131,324	2,245,640
LTC Properties, Inc.(c)	87,154	3,084,380
LXP Industrial Trust(c)	310,748	2,666,218
NexPoint Residential Trust, Inc.	58,597	1,992,298
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Phillips Edison & Co., Inc.	89,732	$3,181,897
Ryman Hospitality Properties, Inc.(c)	23,183	2,251,301
Saul Centers, Inc.	89,963	3,029,954
St. Joe Co. (The)	51,877	2,319,421
Sunstone Hotel Investors, Inc.	245,503	2,199,707
Tanger, Inc.	78,511	2,339,628
Terreno Realty Corp.	39,775	2,244,105
Universal Health Realty Income Trust	67,241	2,670,140
Urban Edge Properties	138,107	2,508,023
Veris Residential, Inc.	160,998	2,447,170
Whitestone REIT	211,760	2,608,883
		76,283,482
Utilities-8.88%
American States Water Co.	35,058	2,765,024
Avista Corp.	73,309	2,823,130
California Water Service Group	54,771	2,587,930
Chesapeake Utilities Corp.	22,255	2,719,338
MDU Resources Group, Inc.	129,312	2,222,873
MGE Energy, Inc.	28,650	2,587,668
Northwest Natural Holding Co.	66,060	2,706,478
Otter Tail Corp.(c)	29,379	2,267,471
SJW Group	42,812	2,246,774
Unitil Corp.	44,673	2,449,421
		25,376,107
Total Common Stocks & Other Equity Interests (Cost $291,875,149)		285,168,564
	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $333,749)	333,749	$333,749
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $292,208,898)		285,502,313
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.47%
Invesco Private Government Fund, 4.29%(e)(f)(g)	12,022,667	12,022,667
Invesco Private Prime Fund, 4.45%(e)(f)(g)	32,209,461	32,215,903
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,238,677)		44,238,570
TOTAL INVESTMENTS IN SECURITIES-115.35% (Cost $336,447,575)		329,740,883
OTHER ASSETS LESS LIABILITIES-(15.35)%		(43,888,421)
NET ASSETS-100.00%		$285,852,462

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,570,611	$(8,236,862)	$-	$-	$333,749	$6,789
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,645,679	89,317,353	(89,940,365)	-	-	12,022,667	455,728 *
Invesco Private Prime Fund	33,851,635	185,793,802	(187,422,697)	(2,692)	(4,145)	32,215,903	1,217,721 *
Total	$46,497,314	$283,681,766	$(285,599,924)	$(2,692)	$(4,145)	$44,572,319	$1,680,238

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2025
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-0.76%
Yelp, Inc.(b)	63,908	$2,439,368
Consumer Discretionary-16.11%
Academy Sports & Outdoors, Inc.(c)	65,094	2,662,996
American Eagle Outfitters, Inc.(c)	201,609	2,209,635
Buckle, Inc. (The)	45,632	1,944,379
Caleres, Inc.	47,014	632,338
Cavco Industries, Inc.(b)	8,563	3,712,874
Dorman Products, Inc.(b)	26,175	3,384,689
Dream Finders Homes, Inc., Class A(b)(c)	33,279	694,200
Frontdoor, Inc.(b)	117,878	6,484,469
G-III Apparel Group Ltd.(b)	39,036	1,133,996
Golden Entertainment, Inc.	19,219	548,318
Green Brick Partners, Inc.(b)	34,279	2,003,608
Guess?, Inc.	28,403	297,663
Installed Building Products, Inc.(c)	33,048	5,270,495
Kontoor Brands, Inc.	85,084	5,836,762
LCI Industries	26,004	2,265,989
M/I Homes, Inc.(b)	30,906	3,294,889
Monarch Casino & Resort, Inc.	13,909	1,164,740
Patrick Industries, Inc.(c)	30,755	2,640,624
Signet Jewelers Ltd.(c)	55,588	3,700,493
Steven Madden Ltd.	71,717	1,767,824
		51,650,981
Consumer Staples-3.93%
Andersons, Inc. (The)	38,092	1,352,647
Central Garden & Pet Co., Class A(b)	48,280	1,543,511
Interparfums, Inc.(c)	16,468	2,243,271
National Beverage Corp.(c)	43,429	1,964,294
WD-40 Co.	18,536	4,515,926
WK Kellogg Co.(c)	58,390	987,959
		12,607,608
Energy-3.42%
California Resources Corp.	70,968	3,134,657
Core Natural Resources, Inc.	36,444	2,525,569
Dorian LPG Ltd.	40,787	873,250
Innovex International, Inc.(b)(c)	63,594	877,597
REX American Resources Corp.(b)	19,695	829,947
SM Energy Co.	116,542	2,729,414
		10,970,434
Financials-22.85%
AMERISAFE, Inc.	24,920	1,182,952
Artisan Partners Asset Management, Inc., Class A(c)	154,522	6,227,237
Assured Guaranty Ltd.	44,675	3,777,271
Axos Financial, Inc.(b)	65,158	4,531,087
BancFirst Corp.	18,705	2,313,902
Bancorp, Inc. (The)(b)	65,365	3,340,152
City Holding Co.(c)	13,835	1,631,008
Cohen & Steers, Inc.	40,113	3,082,283
Donnelley Financial Solutions, Inc.(b)	31,132	1,696,071
Employers Holdings, Inc.	23,737	1,155,280
First Bancorp	177,499	3,546,430
Goosehead Insurance, Inc., Class A	26,614	2,881,232
HCI Group, Inc.(c)	12,618	2,129,540
Lakeland Financial Corp.	25,340	1,517,106
Mercury General Corp.	43,698	2,817,647
NMI Holdings, Inc., Class A(b)	85,790	3,407,579
OFG Bancorp	47,238	1,943,371
Palomar Holdings, Inc.(b)	28,122	4,822,079
	Shares	Value
Financials-(continued)
Pathward Financial, Inc.	32,265	$2,518,283
Payoneer Global, Inc.(b)	291,266	1,983,521
PJT Partners, Inc., Class A(c)	46,429	6,994,993
Preferred Bank(c)	14,173	1,185,005
PROG Holdings, Inc.	50,123	1,445,046
Radian Group, Inc.	138,598	4,733,122
Virtus Investment Partners, Inc.	6,116	1,044,001
Westamerica Bancorporation	28,392	1,364,236
		73,270,434
Health Care-12.25%
ADMA Biologics, Inc.(b)	297,138	5,895,218
Alkermes PLC(b)	188,797	5,779,076
Astrana Health, Inc.(b)(c)	42,910	1,063,739
Collegium Pharmaceutical, Inc.(b)(c)	34,775	1,013,343
Corcept Therapeutics, Inc.(b)(c)	122,489	9,500,247
CorVel Corp.(b)	35,552	3,955,871
Harmony Biosciences Holdings, Inc.(b)	45,178	1,558,641
National HealthCare Corp.	12,637	1,316,017
Premier, Inc., Class A	138,040	3,172,159
Protagonist Therapeutics, Inc.(b)(c)	61,463	2,917,649
STAAR Surgical Co., (Acquired 06/21/2024 - 05/30/2025; Cost $2,199,365)(b)(c)(d)	54,358	968,116
Supernus Pharmaceuticals, Inc.(b)	67,527	2,140,606
		39,280,682
Industrials-23.16%
Apogee Enterprises, Inc.	28,554	1,103,612
ArcBest Corp.	23,817	1,493,088
Armstrong World Industries, Inc.	58,143	9,048,795
Boise Cascade Co.	37,962	3,298,139
Brady Corp., Class A	44,226	3,085,648
CSG Systems International, Inc.	26,905	1,777,344
CSW Industrials, Inc.	17,036	5,209,438
Enerpac Tool Group Corp.	54,919	2,354,927
Everus Construction Group, Inc.(b)	87,889	5,089,652
Federal Signal Corp.(c)	60,431	5,684,744
Franklin Electric Co., Inc.	39,352	3,399,619
Gibraltar Industries, Inc.(b)	31,864	1,866,593
Griffon Corp.	41,791	2,873,131
Interface, Inc.	59,835	1,202,085
JBT Marel Corp.	31,690	3,638,329
Lindsay Corp.	10,659	1,485,865
Liquidity Services, Inc.(b)	21,851	510,658
MasterBrand, Inc.(b)	122,863	1,253,203
Matson, Inc.	34,926	3,941,399
National Presto Industries, Inc.	4,100	351,165
Powell Industries, Inc.	15,534	2,634,411
Robert Half, Inc.(c)	113,976	5,218,961
SkyWest, Inc.(b)	40,363	4,094,826
Tennant Co.	20,627	1,535,061
Worthington Enterprises, Inc.	35,926	2,116,401
		74,267,094
Information Technology-10.39%
A10 Networks, Inc.	82,747	1,428,213
Agilysys, Inc.(b)(c)	22,961	2,431,800
Badger Meter, Inc.	28,802	7,149,232
Clear Secure, Inc., Class A	181,350	4,488,413
ePlus, Inc.(b)	26,600	1,898,442
Impinj, Inc.(b)(c)	33,720	3,847,115
InterDigital, Inc.(c)	31,208	6,780,250
NCR Voyix Corp.(b)(c)	304,154	3,373,068
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Photronics, Inc.(b)	52,947	$884,744
ScanSource, Inc.(b)	25,369	1,024,400
		33,305,677
Materials-3.90%
Alpha Metallurgical Resources, Inc.(b)(c)	11,966	1,340,671
Balchem Corp.	29,383	4,898,146
Century Aluminum Co.(b)	99,576	1,542,432
Hawkins, Inc.	16,948	2,262,389
SunCoke Energy, Inc.	82,439	671,053
Sylvamo Corp.	34,088	1,805,641
		12,520,332
Real Estate-0.95%
SITE Centers Corp.	54,823	653,490
Urban Edge Properties	131,675	2,391,218
		3,044,708
Utilities-2.12%
MDU Resources Group, Inc.	221,061	3,800,039
Otter Tail Corp.(c)	38,722	2,988,564
		6,788,603
Total Common Stocks & Other Equity Interests (Cost $344,763,175)		320,145,921
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $357,807)	357,807	357,807
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $345,120,982)		320,503,728
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.52%
Invesco Private Government Fund, 4.29%(e)(f)(g)	18,164,622	$18,164,622
Invesco Private Prime Fund, 4.45%(e)(f)(g)	47,617,125	47,626,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,791,524)		65,791,270
TOTAL INVESTMENTS IN SECURITIES-120.47% (Cost $410,912,506)		386,294,998
OTHER ASSETS LESS LIABILITIES-(20.47)%		(65,627,915)
NET ASSETS-100.00%		$320,667,083

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$168,991	$7,272,211	$(7,083,395)	$-	$-	$357,807	$6,374
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,909,742	$179,179,951	$(175,925,071)	$-	$-	$18,164,622	$826,097 *
Invesco Private Prime Fund	44,284,944	398,268,740	(394,915,255)	(4,210)	(7,571)	47,626,648	2,217,247 *
Total	$59,363,677	$584,720,902	$(577,923,721)	$(4,210)	$(7,571)	$66,149,077	$3,049,718

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,828,798	$-	$-	$23,828,798
Money Market Funds	2,935	3,346,723	-	3,349,658
Total Investments	$23,831,733	$3,346,723	$-	$27,178,456
Invesco MSCI North America Climate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,463,061,348	$-	$-	$2,463,061,348
Money Market Funds	-	9,305,057	-	9,305,057
Total Investments	$2,463,061,348	$9,305,057	$-	$2,472,366,405
Invesco MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,042,228,036	$-	$-	$7,042,228,036
Money Market Funds	3,913,910	69,338,202	-	73,252,112
Total Investments	$7,046,141,946	$69,338,202	$-	$7,115,480,148
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$629,021,860	$5,411	$56,038	$629,083,309
Money Market Funds	-	71,020,619	-	71,020,619
Total Investments	$629,021,860	$71,026,030	$56,038	$700,103,928
Invesco S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$102,934,518	$-	$-	$102,934,518
Money Market Funds	40,118	5,988,234	-	6,028,352
Total Investments	$102,974,636	$5,988,234	$-	$108,962,870

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$45,605,708	$-	$-	$45,605,708
Money Market Funds	-	3,509,988	-	3,509,988
Total Investments	$45,605,708	$3,509,988	$-	$49,115,696
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$344,815,794	$-	$-	$344,815,794
Money Market Funds	-	20,142,819	-	20,142,819
Total Investments	$344,815,794	$20,142,819	$-	$364,958,613
Invesco S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,970,693	$-	$-	$6,970,693
Money Market Funds	2,027	249,735	-	251,762
Total Investments	$6,972,720	$249,735	$-	$7,222,455
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,197,393,474	$-	$-	$3,197,393,474
Money Market Funds	-	17,432,859	-	17,432,859
Total Investments	$3,197,393,474	$17,432,859	$-	$3,214,826,333
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,038,299,139	$-	$-	$8,038,299,139
Money Market Funds	-	327,304,056	-	327,304,056
Total Investments	$8,038,299,139	$327,304,056	$-	$8,365,603,195
Invesco S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,806,387	$-	$-	$3,806,387
Money Market Funds	-	201,211	-	201,211
Total Investments	$3,806,387	$201,211	$-	$4,007,598
Invesco S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,935,309,665	$-	$-	$7,935,309,665
Money Market Funds	9,740,059	106,647,588	-	116,387,647
Total Investments	$7,945,049,724	$106,647,588	$-	$8,051,697,312
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,220,427,671	$-	$-	$1,220,427,671
Money Market Funds	550,355	22,502,002	-	23,052,357
Total Investments	$1,220,978,026	$22,502,002	$-	$1,243,480,028
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$339,208,085	$-	$-	$339,208,085
Money Market Funds	122,881	45,005,059	-	45,127,940
Total Investments	$339,330,966	$45,005,059	$-	$384,336,025
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$823,624,278	$-	$-	$823,624,278
Money Market Funds	335,093	70,863,274	-	71,198,367
Total Investments	$823,959,371	$70,863,274	$-	$894,822,645
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$182,363,516	$-	$0	$182,363,516
Money Market Funds	88,536	28,823,865	-	28,912,401
Total Investments	$182,452,052	$28,823,865	$0	$211,275,917

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,390,089	$-	$-	$2,390,089
Money Market Funds	3,663	600,995	-	604,658
Total Investments	$2,393,752	$600,995	$-	$2,994,747
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$71,120,093	$-	$-	$71,120,093
Money Market Funds	40,174	23,633,625	-	23,673,799
Total Investments	$71,160,267	$23,633,625	$-	$94,793,892
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$285,168,564	$-	$-	$285,168,564
Money Market Funds	333,749	44,238,570	-	44,572,319
Total Investments	$285,502,313	$44,238,570	$-	$329,740,883
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$320,145,921	$-	$-	$320,145,921
Money Market Funds	357,807	65,791,270	-	66,149,077
Total Investments	$320,503,728	$65,791,270	$-	$386,294,998